UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2019

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Multi-Asset Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — June 30, 20193

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y (Inception 2/29/08)
NAV	9.67%	6.59%	3.71%	8.29%	—%	1.02%	0.80%

Class A (Inception 2/22/84)
NAV	9.51	6.30	3.48	8.02	—	1.27	1.05
With 4.25% Maximum Sales Charge	4.78	1.71	2.56	7.55	—

Class C (Inception 3/2/98)
NAV	9.09	5.48	2.69	7.20	—	2.02	1.80
With CDSC[1]	8.09	4.48	2.69	7.20	—

Class N (Inception 11/30/16)
NAV	9.68	6.88	—	—	6.07	0.89	0.75

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	9.94	7.48	4.70	9.24	6.58

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

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Average Annual Total Returns — June 30, 20194

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 12/31/96)
NAV	6.31%	6.70%	2.30%	6.04%	—%	0.57%	0.53%

Class A (Inception 12/31/96)
NAV	6.19	6.45	2.04	5.77	—	0.82	0.78
With 4.25% Maximum Sales Charge	1.66	1.96	1.16	5.31	—

Class C (Inception 9/12/03)
NAV	5.76	5.55	1.27	4.98	—	1.57	1.53
With CDSC[2]	4.76	4.55	1.27	4.98	—

Class N (Inception 2/1/13)
NAV	6.34	6.75	2.40	—	3.04	0.48	0.48

Admin Class (Inception 2/1/10)[1]
NAV	5.98	6.09	1.80	5.51	—	1.07	1.03

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[3]	6.90	8.52	3.11	4.09	2.81

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols

Thomas Fahey	Class A	IIDPX

Kevin Kearns	Class C	CIDPX

Maura Murphy, CFA®	Class N	LMINX

Loomis, Sayles & Company, L.P.	Class Y	YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

5  |

Average Annual Total Returns — June 30, 20195,6

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[7]
						Gross	Net

Class Y (Inception 12/3/12)[1]
NAV	9.51%	1.81%	4.68%	9.81%	—%	0.89%	0.75%

Class A (Inception 11/17/05)
NAV	9.30	1.53	4.42	9.68	—	1.14	1.00
With 4.25% Maximum Sales Charge	4.68	-2.77	3.52	9.20	—

Class C (Inception 11/17/05)
NAV	8.86	0.77	3.63	8.86	—	1.89	1.75
With CDSC[2]	7.86	-0.19	3.63	8.86	—

Class N (Inception 8/31/15)
NAV	9.53	1.86	—	—	6.36	1.38	0.70

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.11	7.87	2.95	3.90	3.22
S&P 500® Index[4]	18.54	10.42	10.71	14.70	13.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

7

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD * 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,095.10	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,090.90	$9.33
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$1,096.80	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$1,096.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD * 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,061.90	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$1,057.60	$7.81
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65
Class N
Actual	$1,000.00	$1,063.40	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41
Class Y
Actual	$1,000.00	$1,063.10	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66
Admin Class
Actual	$1,000.00	$1,059.80	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.78%, 1.53%, 0.48%, 0.53% and 1.03% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,093.00	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class C
Actual	$1,000.00	$1,088.60	$8.80
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,095.30	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,095.10	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Multi-Asset Income Fund’s sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations

11  |

and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	68%	39%	35%
Loomis Sayles Investment Grade Bond Fund	46%	2%	58%
Loomis Sayles Multi-Asset Income Fund	95%	82%	50%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and

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consistent with the Fund’s investment objective and policies; (2) that more recent performance has been stronger relative to its category; (3) that the Fund had recently been assigned to a different category by the independent third-party data provider, which is expected to result in more relevant performance comparisons; and (3) that longer-term performance has been competitive when compared to relevant performance benchmarks.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for a Fund under its cap.

The Trustees noted that Loomis Sayles High Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that management had proposed to reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis

13  |

Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund and Loomis Sayles Investment Grade Bond Fund have breakpoints in their advisory fees and that each of the Funds was subject to an expense cap. The Trustees also considered management’s proposal to reduce the expense caps for Loomis Sayles Investment Grade Bond Fund and Loomis Sayles High Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.0% of Net Assets
Non-Convertible Bonds — 84.5%
	ABS Home Equity — 0.4%
$77,587	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$81,229
59,508	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	59,926
735	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 5.111%, 11/20/2035(a)(b)(c)	409
170,020	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.720%, 9/19/2045(d)	138,847
150,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.174%, 10/17/2033, 144A(d)	150,136
155,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.094%, 10/17/2033, 144A(d)	155,092

		585,639

	Aerospace & Defense — 1.4%
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	622,050
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	411,725
1,065,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,120,912

		2,154,687

	Airlines — 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	555,469
17,680	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	17,986

		573,455

	Automotive — 1.4%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	198,900
510,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	536,775
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	292,481
690,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	615,825
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	113,275
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	400,050

		2,157,306

	Banking — 2.5%
1,730,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,825,150
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	536,483
425,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	369,329
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	471,277
495,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	500,961

		3,703,200

	Building Materials — 2.8%
610,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	603,900
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	238,959

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	$385,003
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	428,400
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	442,775
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	353,250
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	154,800
420,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	425,250
1,120,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	1,164,800

		4,197,137

	Cable Satellite — 8.1%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	482,505
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	638,086
450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	465,187
695,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	717,587
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	907,169
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,428,000
390,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	425,588
415,000	DISH DBS Corp., 7.750%, 7/01/2026	402,550
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	361,177
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	806,864
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,544,771
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	274,606
1,070,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	1,085,729
2,570,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,614,230

		12,154,049

	Chemicals — 1.7%
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,600,600
825,000	Hexion, Inc., 6.625%, 4/15/2020(e)	639,375
70,000	Hexion, Inc., 10.375%, 2/01/2022, 144A(e)	53,375
245,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	265,493

		2,558,843

	Construction Machinery — 0.7%
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	624,994
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,788
180,000	United Rentals North America, Inc., 5.875%, 9/15/2026	191,700
195,000	United Rentals North America, Inc., 6.500%, 12/15/2026	211,087

		1,043,569

	Consumer Cyclical Services — 1.1%
585,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 6/01/2023, 144A	526,500
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	374,938
680,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	720,800

		1,622,238

	Electric — 1.7%
125,000	AES Corp. (The), 5.125%, 9/01/2027	131,875
479,000	AES Corp. (The), 5.500%, 4/15/2025	498,265

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$150,000	AES Corp. (The), 6.000%, 5/15/2026	$159,000
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,731,055

		2,520,195

	Finance Companies — 4.7%
120,000	CIT Group, Inc., 4.125%, 3/09/2021	122,286
120,000	iStar, Inc., 4.625%, 9/15/2020	121,050
395,000	iStar, Inc., 5.250%, 9/15/2022	404,381
800,000	iStar, Inc., 6.500%, 7/01/2021	814,000
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	721,800
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	258,825
820,000	Navient Corp., 6.500%, 6/15/2022	871,037
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	296,100
1,305,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,298,475
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	732,188
185,000	Springleaf Finance Corp., 6.875%, 3/15/2025	202,571
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	766,937
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	417,960

		7,027,610

	Financial Other — 0.7%
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	181,800
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	107,494
465,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	474,300
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	334,950

		1,098,544

	Food & Beverage — 2.6%
210,000	BRF S.A., 4.750%, 5/22/2024, 144A	210,107
520,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	568,105
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	343,200
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	401,036
250,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	262,875
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	284,200
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	559,575
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	856,975
455,000	Sigma Holdco BV, 7.875%, 5/15/2026, 144A	420,875

		3,906,948

	Gaming — 0.8%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	185,129
210,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	208,425
345,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	371,738
380,000	MGM Resorts International, 7.750%, 3/15/2022	423,700

		1,188,992

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 1.0%
$550,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	$573,320
225,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	239,625
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	644,112

		1,457,057

	Healthcare — 5.0%
590,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	567,875
170,000	HCA, Inc., 7.050%, 12/01/2027	192,100
655,000	HCA, Inc., 7.500%, 12/15/2023	733,600
145,000	HCA, Inc., 7.500%, 11/06/2033	166,750
590,000	HCA, Inc., 7.690%, 6/15/2025	693,250
480,000	HCA, Inc., 8.360%, 4/15/2024	554,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	943,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	587,100
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	278,781
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	319,725
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	206,500
715,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	670,456
1,255,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(f)	1,107,537
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	391,950
170,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	175,950

		7,588,974

	Home Construction — 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(a)(c)(e)	12
800,000	Lennar Corp., 4.750%, 5/30/2025	847,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,220,400

		2,067,412

	Independent Energy — 9.7%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	485,875
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	654,175
740,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	621,600
90,000	California Resources Corp., 5.500%, 9/15/2021	64,703
41,000	California Resources Corp., 6.000%, 11/15/2024	23,780
1,190,000	California Resources Corp., 8.000%, 12/15/2022, 144A	896,962
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	141,400
425,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	429,250
635,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	527,050
205,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	192,188
375,000	Gulfport Energy Corp., 6.000%, 10/15/2024	289,687
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	460,381
365,000	Gulfport Energy Corp., 6.375%, 1/15/2026	276,488
622,000	Halcon Resources Corp., 6.750%, 2/15/2025(g)(h)	186,600
605,000	Matador Resources Co., 5.875%, 9/15/2026	611,050
1,250,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,256,250
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	555,750
690,000	Montage Resources Corp., 8.875%, 7/15/2023	581,325
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	204,555

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$592,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	$590,520
210,000	PDC Energy, Inc., 5.750%, 5/15/2026	206,325
205,000	PDC Energy, Inc., 6.125%, 9/15/2024	205,000
870,000	Range Resources Corp., 4.875%, 5/15/2025	763,425
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023(g)(h)	14,850
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A(g)(h)	571,912
685,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	659,312
175,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	177,406
920,000	SM Energy Co., 5.000%, 1/15/2024	844,100
27,000	SM Energy Co., 6.125%, 11/15/2022	26,798
45,000	SM Energy Co., 6.625%, 1/15/2027	41,625
190,000	SM Energy Co., 6.750%, 9/15/2026	178,125
425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	275,188
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	408,037
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	49,894
1,215,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,171,716

		14,643,302

	Integrated Energy — 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	205,892

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	366,350

	Local Authorities — 0.3%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	270,319
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	200,477

		470,796

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	152,250
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	772,931
365,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	391,463

		1,316,644

	Media Entertainment — 3.2%
735,000	AMC Networks, Inc., 4.750%, 8/01/2025	742,350
1,280,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,304,000
65,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	66,219
99,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	106,052
346,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	362,573
395,000	Meredith Corp., 6.875%, 2/01/2026	419,146
740,000	Netflix, Inc., 4.875%, 4/15/2028	763,125
390,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	414,254
105,000	Nexstar Escrow, Inc., 5.625%, 7/15/2027, 144A	107,494
520,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	518,700

		4,803,913

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — 2.6%
$190,000	Commercial Metals Co., 4.875%, 5/15/2023	$191,425
665,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	621,775
835,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	774,462
445,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	442,775
200,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	194,750
840,000	FMG Resources (August 2006) Pty Ltd., 4.750%, 5/15/2022, 144A	867,846
370,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	383,875
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	452,944

		3,929,852

	Midstream — 4.2%
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	321,475
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	175,275
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	399,112
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,301,369
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	198,000
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	423,225
275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 4/15/2026, 144A	284,625
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	169,950
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	741,125
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	379,518
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	897,600
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	95,000
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	648,864
305,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	294,782

		6,329,920

	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.894%, 11/15/2031, 144A(d)(g)(h)	99,310
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.894%, 11/15/2031, 144A(d)(g)(h)	222,693
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	958,386
10,936	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	10,930
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.644%, 11/15/2027, 144A(d)(g)(h)	344,077
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.544%, 11/15/2027, 144A(d)	344,475
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(b)	110,312

		2,090,183

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 2.1%
$840,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	$785,131
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	85,275
1,145,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,056,835
330,750	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	336,125
210,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	216,562
455,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	455,569
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	166,688

		3,102,185

	Packaging — 1.2%
200,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(f)	204,500
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	401,419
1,165,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	1,227,619

		1,833,538

	Pharmaceuticals — 1.9%
53,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	53,424
269,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	272,126
220,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	224,668
170,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	189,941
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	283,850
235,000	Mylan NV, 5.250%, 6/15/2046	219,198
85,000	Mylan, Inc., 5.200%, 4/15/2048	78,490
1,020,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	883,963
1,055,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	717,347

		2,923,007

	Property & Casualty Insurance — 0.7%
1,110,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,043,400

	Refining — 0.7%
405,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	411,460
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	649,287

		1,060,747

	REITs – Regional Malls — 0.5%
695,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.750%, 5/15/2026, 144A	715,850

	Restaurants — 0.6%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	896,942

	Retailers — 1.9%
830,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	859,050
820,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	830,250
505,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	422,937
475,000	L Brands, Inc., 6.750%, 7/01/2036	408,500
180,000	L Brands, Inc., 6.875%, 11/01/2035	160,085

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	$130,938

		2,811,760

	Technology — 4.1%
500,000	CalAmp Corp., 2.000%, 8/01/2025, 144A	404,428
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	178,287
120,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	124,350
100,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	87,000
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	93,721
380,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	389,975
385,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	394,625
140,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	146,070
1,205,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,329,334
620,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	654,875
420,000	First Data Corp., 5.375%, 8/15/2023, 144A	427,560
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	200,982
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	283,250
590,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	612,125
900,000	Western Digital Corp., 4.750%, 2/15/2026	882,945

		6,209,527

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(g)(h)	231,000

	Treasuries — 3.4%
1,480,000	U.S. Treasury Note, 2.000%, 1/31/2020	1,479,538
3,685,000	U.S. Treasury Note, 2.125%, 5/31/2021	3,710,046

		5,189,584

	Wireless — 3.7%
1,000,000	Altice Luxembourg S.A., 10.500%, 5/15/2027, 144A	1,027,500
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	202,500
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	214,500
865,000	Nokia Oyj, 4.375%, 6/12/2027	887,706
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	92,502
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	23,150
890,000	Sprint Corp., 7.125%, 6/15/2024	943,667
650,000	Sprint Corp., 7.250%, 9/15/2021	690,625
1,085,000	Sprint Corp., 7.875%, 9/15/2023	1,178,582
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	322,481

		5,583,213

	Wirelines — 2.5%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	125,455
555,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	577,200
1,060,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	1,028,200
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	132,300
1,485,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A	1,514,700

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$505,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(e)	$366,125

		3,743,980

	Total Non-Convertible Bonds (Identified Cost $126,357,654)	127,107,440

Convertible Bonds — 8.5%
	Cable Satellite — 1.3%
1,515,000	DISH Network Corp., 2.375%, 3/15/2024	1,399,504
580,000	DISH Network Corp., 3.375%, 8/15/2026	563,867

		1,963,371

	Diversified Manufacturing — 0.5%
755,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	725,467

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	160,974

	Finance Companies — 0.3%
370,000	iStar, Inc., 3.125%, 9/15/2022	379,658

	Independent Energy — 1.2%
840,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	670,470
825,000	PDC Energy, Inc., 1.125%, 9/15/2021	772,663
225,000	SM Energy Co., 1.500%, 7/01/2021	207,033
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	164,475

		1,814,641

	Industrial Other — 0.1%
225,000	Tutor Perini Corp., 2.875%, 6/15/2021	213,245

	Oil Field Services — 0.6%
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024	613,429
390,000	Oil States International, Inc., 1.500%, 2/15/2023	346,869

		960,298

	Pharmaceuticals — 1.8%
1,530,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,588,331
430,000	Dermira, Inc., 3.000%, 5/15/2022	370,457
475,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	412,360
370,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	329,898

		2,701,046

	Retailers — 0.3%
270,000	Booking Holdings, Inc., 0.350%, 6/15/2020	388,560

	Technology — 2.3%
705,000	Avaya Holdings Corp., 2.250%, 6/15/2023	613,703
475,000	Evolent Health, Inc., 2.000%, 12/01/2021	422,231
865,000	Finisar Corp., 0.500%, 12/15/2036	843,310
625,000	Nuance Communications, Inc., 1.000%, 12/15/2035	585,388

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$315,000	Nuance Communications, Inc., 1.250%, 4/01/2025	$308,977
245,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	258,125
140,000	Verint Systems, Inc., 1.500%, 6/01/2021	150,021
305,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	273,899

		3,455,654

	Total Convertible Bonds (Identified Cost $13,397,879)	12,762,914

	Total Bonds and Notes (Identified Cost $139,755,533)	139,870,354

Senior Loans — 1.3%
	Media Entertainment — 0.3%
437,200	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(i)	437,611

	Retailers — 0.3%
660,551	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.771%, 6/23/2023(d)	573,577

	Transportation Services — 0.7%
1,031,801	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.411%, 4/04/2025(d)	1,031,367

	Total Senior Loans (Identified Cost $2,117,759)	2,042,555

Loan Participations — 0.3%
	ABS Other — 0.3%
409,762	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(a) (Identified Cost $408,841)	413,156

Shares
Preferred Stocks — 1.4%
	Food & Beverage — 1.0%
15,414	Bunge Ltd., 4.875%	1,540,278

	Midstream — 0.4%
137	Chesapeake Energy Corp., 5.750%	64,808
20	Chesapeake Energy Corp., 5.750%, 144A	9,565
988	Chesapeake Energy Corp., 5.750%	472,528

		546,901

	Total Preferred Stocks (Identified Cost $2,299,442)	2,087,179

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Other Investments — 0.6%
	Aircraft ABS — 0.6%
100	ECAF I Blocker Ltd.(a)(c)(g)(j) (Identified Cost $1,000,000)	$864,000

Common Stocks — 0.3%
	Media — 0.3%
41,970	Clear Channel Outdoor Holdings, Inc.(k)	198,098
17,671	iHeartMedia, Inc., Class A(k)	265,949

		464,047

	Total Common Stocks (Identified Cost $577,986)	464,047

Principal Amount
Short-Term Investments — 4.4%
$6,644,356	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $6,645,187 on 7/01/2019 collateralized by $6,540,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $6,782,385 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,644,356)	6,644,356

	Total Investments — 101.3% (Identified Cost $152,803,917)	152,385,647
	Other assets less liabilities — (1.3)%	(1,979,248)

	Net Assets — 100.0%	$150,406,399

(†)	See Note 2 of Notes to Financial Statements.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $864,421 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2019, interest payments were made in cash.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $1,670,442 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(i)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	December 20, 2016	$1,000,000	$864,000	0.6%

(k)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $73,609,278 or 48.9% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

Independent Energy	10.9%
Cable Satellite	9.4
Technology	6.4
Healthcare	5.0
Finance Companies	5.0
Midstream	4.6
Pharmaceuticals	3.7
Wireless	3.7
Food & Beverage	3.6
Media Entertainment	3.5
Treasuries	3.4
Building Materials	2.8
Oil Field Services	2.7
Metals & Mining	2.6
Retailers	2.5
Wirelines	2.5
Banking	2.5
Other Investments, less than 2% each	22.1
Short-Term Investments	4.4

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.2% of Net Assets
Non-Convertible Bonds — 92.8%
	ABS Car Loan — 8.2%
$2,537,327	ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022, 144A	$2,562,577
14,429,391	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	14,382,546
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	16,896,417
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,038,228
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,985,315
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,584,818
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,397,392
2,063,357	BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.160%, 11/25/2020	2,058,779
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,745,568
13,130,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)(b)	13,533,473
4,505,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	4,586,827
13,965,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	14,559,177
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,818,897
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,033,555
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,820,725
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,967,130
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,782,746
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,007,010
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,020,399
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,861,321
2,722,266	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	2,712,176
15,745,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022	15,918,387
8,555,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	8,692,516
3,218,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022	3,246,376
2,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.020%, 5/16/2023	2,030,764
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,886,914
3,357,041	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020	3,344,248
1,491,291	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	1,487,017
28,000,000	Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.160%, 1/17/2023	28,532,137

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	$6,010,196
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,912,295
12,949,685	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021	12,904,043
26,135,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220%, 6/15/2023	26,732,898
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,474,337
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,092,345
9,211,639	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	9,185,629
15,720,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3, 1.930%, 1/18/2022	15,684,660
27,000,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	27,049,580
3,638,697	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	3,648,264
29,995,000	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023	30,349,115
15,495,000	Westlake Automobile Receivable, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,798,682

		465,335,479

	ABS Credit Card — 4.8%
14,559,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	14,529,227
10,434,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023	10,428,190
3,000,000	American Express Credit Account Master Trust, Series 2018-1, Class A, 2.670%, 10/17/2022	3,009,491
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,177,142
9,770,000	BA Credit Card Trust, Series 2017-A2, Class A2, 1.840%, 1/17/2023	9,741,445
28,630,000	BA Credit Card Trust, Series 2018-A2, Class A2, 3.000%, 9/15/2023	29,122,742
24,885,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.080%, 3/15/2023	24,860,085
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,161,680
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	11,956,325
17,700,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.580%, 8/15/2021	17,681,790
7,915,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022	7,897,696
31,257,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.270%, 7/15/2021	31,244,000
22,714,000	Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.150%, 7/15/2021	22,711,574

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$13,575,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021	$13,547,702
10,366,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920%, 4/07/2022	10,344,188
13,235,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022	13,197,946
35,306,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022	35,230,774

		269,841,997

	ABS Home Equity — 3.2%
612,041	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(d)	625,832
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,950,486
70,980	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(d)	71,201
5,531,611	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(d)	5,576,063
1,499,114	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(d)	1,511,150
4,254,234	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(d)	4,324,604
353,496	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(d)	353,302
5,674,750	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(d)(e)(f)	5,674,747
8,495,604	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(d)	8,756,282
2,434,000	Colony American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,500,241
1,163,955	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(c)	1,161,641
1,899,550	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,898,460
2,197,457	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.957%, 10/15/2054, 144A(c)	2,194,811
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 4.044%, 1/17/2038, 144A(c)	3,037,372
4,625,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.295%, 12/22/2069(c)	4,635,836
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(d)	7,041,650
4,287,940	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(d)	4,335,017
5,430,376	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(d)	5,534,455
17,482,516	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(d)	17,771,328

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	$3,778,698
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,380,711
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,931,960
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,856,077
881,370	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(d)	885,003
6,113,693	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(d)	6,156,766
1,009,876	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(d)	1,016,616
2,392,324	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(d)	2,454,274
3,895,867	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(d)	4,037,680
5,024,589	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(d)	5,197,152
17,281,146	Sequoia Mortgage Trust, Series 2019-CH1, Class A1, 4.500%, 3/25/2049, 144A(d)	17,836,868
5,465,000	Silverstone Master Issuer, Series 2019-1A, Class 1A, 3-month LIBOR + 0.570%, 3.149%, 1/21/2070(c)	5,466,383
5,271,458	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(d)	5,270,841
1,749,509	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(d)	1,755,868
9,514,301	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(d)	9,583,027
1,162,339	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(d)	1,171,268
1,744,104	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(d)	1,755,053
6,242,664	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(d)	6,326,990
2,098,518	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(d)	2,159,495

		177,975,208

	ABS Other — 3.4%
43,249,239	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(e)(f)	41,086,777
12,926,300	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	13,401,304
3,020,000	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A(f)	3,019,056
8,381,470	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	8,524,825
12,571,243	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,883,880
4,271,645	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	4,414,809
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,981,375
3,412,030	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	3,441,093

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$5,550,000	Marlette Funding Trust, Series 2019-2A, Class A, 3.130%, 7/16/2029, 144A	$5,582,333
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,303,472
16,867,378	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	17,215,139
1,040,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.320%, 9/15/2032(c)(f)	1,039,688
1,695,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.320%, 9/15/2032(c)(f)	1,694,492
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	14,172,236
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,999,041
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,947,380
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	12,978,500
13,428,883	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	13,582,915

		189,268,315

	ABS Student Loan — 1.2%
4,020,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	4,105,567
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,291,597
13,135,000	Navient Student Loan Trust, Series 2019-2A, Class A2, 1-month LIBOR + 1.000%, 3.404%, 2/27/2068, 144A(c)	13,154,421
907,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.260%, 6/15/2032(c)(f)	906,728
680,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.280%, 6/15/2032(c)(f)	679,796
1,297,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.280%, 3/15/2033(c)(f)	1,296,611
889,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.290%, 3/15/2033(c)(f)	888,733
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,771,275
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	16,391,700
9,075,000	SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690%, 6/15/2048, 144A	9,525,066

		65,011,494

	ABS Whole Business — 1.9%
10,362,730	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	11,025,590
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,828,822

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Whole Business — continued
$27,342,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	$27,994,856
6,782,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,011,367
321,278	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047	333,640
5,257,890	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,488,238
3,187,800	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	3,343,747
6,768,038	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049	7,056,762
4,962,500	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	5,155,172
17,670,900	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,397,579
13,527,025	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	14,031,448
3,690,750	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	3,878,905

		107,546,126

	Aerospace & Defense — 1.5%
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	698,750
78,795,000	Textron, Inc., 5.950%, 9/21/2021	83,733,564

		84,432,314

	Airlines — 1.4%
3,011,456	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,109,027
1,778,221	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,790,551
660,687	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	658,095
2,147,987	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	2,206,413
1,201,123	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,225,362
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022(a)(b)	346,871
1,078,616	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,187,017
5,449,716	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,012,127
7,990,435	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	8,175,174
13,632,993	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	14,480,965
26,272,205	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	26,330,004
2,795,474	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,830,629

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$10,315,000	United Airlines Pass Through Trust, Series 2019-1, Class A, 4.550%, 2/25/2033	$11,067,686
649,874	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A(a)(b)	668,415

		80,088,336

	Automotive — 2.4%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098(a)(b)	28,445,289
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,432,566
255,000	Ford Motor Co., 6.625%, 2/15/2028	285,730
240,000	Ford Motor Co., 7.500%, 8/01/2026	280,357
14,000,000	Toyota Motor Credit Corp., 1.950%, 4/17/2020	13,973,120
26,263,000	Toyota Motor Credit Corp., GMTN, 1.900%, 4/08/2021	26,147,705
10,000,000	Toyota Motor Credit Corp., MTN, 2.150%, 3/12/2020	9,995,076
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	38,656,987
7,565,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	7,817,934

		132,034,764

	Banking — 7.9%
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	41,791,715
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,923,080
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	50,733,618
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	106,835
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	27,148,772
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	23,178,750
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	483,096
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,541,376
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,302,724
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,744,973
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,233,920
17,940,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	18,766,090
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,348,323
20,999,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	18,248,341
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,781,780
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	75,131,374
100,000	KeyBank NA, 6.950%, 2/01/2028	125,374
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,978,442
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,196,936
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,784,885
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	38,470,982
15,160,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	15,769,061
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	20,817,190
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.742%, 1/20/2023, 144A(c)	21,310,978

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,900,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	$6,090,452
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,047,195

		444,056,262

	Brokerage — 1.5%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,842,523
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,013,406
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,919,746

		84,775,675

	Building Materials — 0.6%
1,365,000	Masco Corp., 6.500%, 8/15/2032	1,610,789
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,199,346
2,163,000	Masco Corp., 7.750%, 8/01/2029	2,716,964
23,975,000	Owens Corning, 7.000%, 12/01/2036	28,447,374

		35,974,473

	Cable Satellite — 1.1%
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	7,404,814
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	9,903,530
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	5,792,087
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,883,453
9,055,000	Time Warner Cable LLC, 4.500%, 9/15/2042	8,461,055
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	16,580,844

		62,025,783

	Chemicals — 1.7%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	28,286,848
15,145,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	15,434,866
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,788,135

		94,509,849

	Construction Machinery — 1.1%
17,058,000	Caterpillar Financial Services Corp., 1.931%, 10/01/2021	16,925,767
12,000,000	Caterpillar, Inc., 3.900%, 5/27/2021	12,376,413
11,005,000	John Deere Capital Corp., MTN, 2.350%, 1/08/2021	11,037,852
7,485,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	7,635,551
6,105,000	John Deere Capital Corp., MTN, 3.900%, 7/12/2021	6,314,907
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	8,336,503

		62,626,993

	Consumer Products — 0.7%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,977,780
27,515,000	Unilever Capital Corp., 3.000%, 3/07/2022	28,144,818

		37,122,598

	Diversified Manufacturing — 0.1%
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.897%, 5/13/2024(c)	4,952,021

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.4%
$21,015,531	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$23,566,996
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,496,946
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,445,298
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,455,530

		80,964,770

	Finance Companies — 1.6%
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,730,896
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	21,389,439
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,633,205
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,810,048
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,423,176
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,736,300
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,765,975
6,392,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,591,750

		92,080,789

	Food & Beverage — 1.7%
13,750,000	General Mills, Inc., 2.600%, 10/12/2022	13,804,989
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,938,800
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,333,488
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	11,003,948
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,460,348
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	45,967,410

		94,508,983

	Government Guaranteed — 1.0%
55,000,000	Kreditanstalt fuer Wiederaufbau, 1.500%, 4/20/2020	54,724,020

	Government Owned – No Guarantee — 1.4%
50,000,000	CPPIB Capital, Inc., 2.375%, 1/29/2021, 144A	50,320,500
21,545,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	22,458,508
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	6,528,450

		79,307,458

	Health Insurance — 0.6%
27,570,000	Anthem, Inc., 2.500%, 11/21/2020	27,624,900
3,040,000	Centene Corp., 6.125%, 2/15/2024	3,184,400
1,261,000	Cigna Holding Co., 7.875%, 5/15/2027	1,642,570

		32,451,870

	Healthcare — 3.3%
27,455,000	Abbott Laboratories, 2.900%, 11/30/2021	27,909,915
27,390,000	Cigna Corp., 3.200%, 9/17/2020, 144A	27,642,939
19,420,000	Cigna Corp., 4.375%, 10/15/2028, 144A	20,951,564
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	14,517,810
23,120,000	HCA, Inc., 4.500%, 2/15/2027	24,665,827
24,240,000	HCA, Inc., 5.250%, 4/15/2025	26,856,892
4,580,000	HCA, Inc., 5.250%, 6/15/2026	5,071,015

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$17,055,000	HCA, Inc., 5.250%, 6/15/2049	$17,732,254
6,175,000	HCA, Inc., 5.375%, 9/01/2026	6,653,563
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,430,780
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,830,800
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,521,625
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,852,000
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,497,520

		187,134,504

	Independent Energy — 2.1%
6,090,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026	6,844,425
30,195,000	Continental Resources, Inc., 3.800%, 6/01/2024	31,046,158
10,525,000	Continental Resources, Inc., 4.375%, 1/15/2028	11,066,719
10,950,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	11,264,813
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,865,502
21,000,000	Newfield Exploration Co., 5.625%, 7/01/2024	23,219,700
26,185,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	25,203,062
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	59,873

		119,570,252

	Integrated Energy — 2.3%
55,470,000	Chevron Corp., 2.100%, 5/16/2021	55,518,580
20,430,000	Exxon Mobil Corp., 2.222%, 3/01/2021	20,486,602
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,071,298

		128,076,480

	Life Insurance — 2.8%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,041,652
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,581,274
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,936,037
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,333,219
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 2.819%, 1/08/2021, 144A(c)	5,894,794
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,868,004
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,608,706
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	43,541,096
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	8,482,078
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,628,791
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,034,669

		156,950,320

	Lodging — 0.5%
26,131,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	26,882,266

	Media Entertainment — 0.2%
4,482,000	Walt Disney Co. (The), 8.150%, 10/17/2036, 144A	6,992,057
898,000	Warner Media LLC, 2.950%, 7/15/2026	881,829
60,000	Warner Media LLC, 3.800%, 2/15/2027	59,960
1,065,000	Warner Media LLC, 3.875%, 1/15/2026	1,072,188

		9,006,034

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 3.4%
$1,689,997	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(e)(f)(g)(h)	$—
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	35,604,498
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,305,039
430,000	ArcelorMittal, 5.500%, 3/01/2021	447,634
47,920,000	ArcelorMittal, 6.750%, 3/01/2041	55,857,631
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	22,977,854
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,700,224
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	39,474,131
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,147,172
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,023,877

		188,538,060

	Midstream — 3.8%
14,040,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.250%, 12/01/2027	14,830,618
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	682,500
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,653,232
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	40,676,947
880,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	734,800
30,850,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	26,376,750
1,940,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	1,779,950
26,650,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	28,052,732
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	14,784,449
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,084,223
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,208,689
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,864,624
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	107,950
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	224,093
40,610,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	41,838,699
8,405,000	Williams Cos., Inc., 3.350%, 8/15/2022	8,566,368

		212,466,624

	Mortgage Related — 0.0%
15,048	FHLMC, 5.000%, 12/01/2031	16,023
1,675	FNMA, 6.000%, 7/01/2029	1,864

		17,887

	Non-Agency Commercial Mortgage-Backed Securities — 0.6%
3,000,712	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	2,999,030
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.994%, 1/15/2034, 144A(c)	3,221,524
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,612,236
484,146	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	483,628
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.668%, 6/15/2044, 144A(d)	3,412,097
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(d)	5,387,321

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(d)	$3,635,548
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(d)	1,917,983
1,296,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.970%, 6/15/2045(d)	1,325,985
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(d)	763,359

		35,758,711

	Paper — 1.3%
6,400,000	International Paper Co., 8.700%, 6/15/2038	9,151,519
4,600,000	WestRock MWV LLC, 7.550%, 3/01/2047(a)(b)	6,153,648
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,759,443
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	34,693,338
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,929,374

		74,687,322

	Pharmaceuticals — 1.6%
27,550,000	Gilead Science, Inc., 2.550%, 9/01/2020	27,631,066
27,080,000	GlaxoSmithKline Capital PLC, 3.125%, 5/14/2021	27,537,435
4,390,000	Mylan NV, 5.250%, 6/15/2046	4,094,814
1,602,000	Mylan, Inc., 5.200%, 4/15/2048	1,479,296
17,010,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	14,741,376
8,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	6,200,000
5,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	5,192,330

		86,876,317

	Property & Casualty Insurance — 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,965,547

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,628,297

	REITs – Single Tenant — 0.2%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,065,665

	Retailers — 1.5%
11,876,752	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	12,528,548
401,261	CVS Pass Through Trust, 5.773%, 1/10/2033, 144A	451,110
1,245,299	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,273,953
448,060	CVS Pass Through Trust, 6.036%, 12/10/2028	498,059
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,270,688
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,005,807
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,243,150
53,830,000	Walmart, Inc., 3.125%, 6/23/2021	55,004,571

		84,275,886

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	376,123

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supranational — 1.3%
$55,000,000	European Investment Bank, 1.625%, 12/15/2020	$54,774,444
20,000,000	International Bank for Reconstruction & Development, Series GDIF, 2.750%, 7/23/2021	20,369,631

		75,144,075

	Technology — 6.3%
27,480,000	Apple, Inc., 2.850%, 5/06/2021	27,881,965
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	29,269,843
26,185,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.000%, 1/15/2022	26,253,038
27,405,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	28,138,974
27,558,000	Cisco Systems, Inc., 1.850%, 9/20/2021	27,396,183
22,066,000	Cisco Systems, Inc., 2.200%, 2/28/2021	22,078,641
25,760,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	28,417,962
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,820,085
27,200,000	Intel Corp., 3.300%, 10/01/2021	27,962,864
27,875,000	International Business Machines Corp., 2.250%, 2/19/2021	27,870,261
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,773,312
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	19,042,482
51,515,000	Oracle Corp., 1.900%, 9/15/2021	51,254,252
5,000,000	Oracle Corp., 2.800%, 7/08/2021	5,067,850
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	9,791,771

		352,019,483

	Tobacco — 0.4%
19,785,000	Altria Group, Inc., 4.800%, 2/14/2029	21,284,532

	Treasuries — 8.2%
391,985,000	Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	3,480,886
210,910,000	U.S. Treasury Bond, 3.000%, 8/15/2048	231,308,952
113,970,000	U.S. Treasury Bond, 3.000%, 2/15/2049	125,171,114
50,000,000	U.S. Treasury Note, 1.500%, 4/15/2020	49,792,969
50,000,000	U.S. Treasury Note, 2.375%, 4/30/2020	50,146,484

		459,900,405

	Wireless — 0.5%
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	23,335,112
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,942,874

		30,277,986

	Wirelines — 1.9%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	65,733,463
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	8,564,381
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,126,253
27,220,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	31,530,447

		108,954,544

	Total Non-Convertible Bonds (Identified Cost $4,886,053,117)	5,209,472,897

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 1.1%
	Cable Satellite — 0.3%
$9,050,000	DISH Network Corp., 2.375%, 3/15/2024	$8,360,077
6,190,000	DISH Network Corp., 3.375%, 8/15/2026	6,017,820

		14,377,897

	Diversified Manufacturing — 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	4,962,962

	Independent Energy — 0.1%
8,905,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	7,107,779

	Oil Field Services — 0.3%
22,120,000	Nabors Industries, Inc., 0.750%, 1/15/2024	15,777,975

	Pharmaceuticals — 0.1%
7,895,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,195,997

	Technology — 0.2%
11,409,000	Finisar Corp., 0.500%, 12/15/2036	11,122,924

	Total Convertible Bonds (Identified Cost $64,009,381)	61,545,534

Municipals — 0.3%
	Illinois — 0.2%
9,150,000	State of Illinois, 5.100%, 6/01/2033	9,635,682

	Michigan — 0.0%
1,575,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,578,245

	Virginia — 0.1%
7,595,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,164,667

	Total Municipals (Identified Cost $16,273,783)	18,378,594

	Total Bonds and Notes (Identified Cost $4,966,366,281)	5,289,397,025

Collateralized Loan Obligations — 2.0%
15,513,118	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.801%, 7/18/2026, 144A(c)	15,525,110
13,865,000	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.385%, 4/18/2027, 144A(c)	13,865,008
18,037,524	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.762%, 4/28/2025, 144A(c)	18,060,251
12,430,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.410%, 7/25/2027, 144A(c)	12,376,274
13,685,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.417%, 10/13/2027, 144A(c)	13,618,797
13,210,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.442%, 7/20/2027, 144A(c)	13,194,917

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — (continued)
$14,374,794	Staniford Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.180%, 3.590%, 6/15/2025, 144A(c)	$14,384,395
11,625,000	Venture VII CDO Ltd., Series 2006-7A, Class B, 3-month LIBOR + 0.380%, 2.972%, 1/20/2022, 144A(c)	11,567,341

	Total Collateralized Loan Obligations (Identified Cost $112,767,440)	112,592,093

Shares
Preferred Stocks — 0.3%
	Food & Beverage — 0.2%
129,274	Bunge Ltd., 4.875%	12,917,993

	Independent Energy — 0.1%
43,031	Chesapeake Energy Corp., 5.000%	1,753,513

	Total Preferred Stocks (Identified Cost $16,998,736)	14,671,506

Principal Amount (‡)
Short-Term Investments — 1.2%
2,690,358,211	Central Bank of Iceland, 0.000%, 6/02/2020, (ISK)(d)	21,589,361
45,550,715	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $45,556,409 on 7/01/2019 collateralized by $44,805,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $46,465,563 including accrued interest (Note 2 of Notes to Financial Statements)	45,550,715

	Total Short-Term Investments (Identified Cost $67,274,027)	67,140,076

	Total Investments — 97.7% (Identified Cost $5,163,376,484)	5,483,800,700
	Other assets less liabilities — 2.3%	129,892,086

	Net Assets — 100.0%	$5,613,692,786

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $109,507,373 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(e)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $46,761,524 or 0.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $1,580,558,809 or 28.2% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

ISK	Icelandic Krona

Industry Summary at June 30, 2019 (Unaudited)

ABS Car Loan	8.2%
Treasuries	8.2
Banking	7.9
Technology	6.5
ABS Credit Card	4.8
Midstream	3.8
ABS Other	3.4
Metals & Mining	3.4
Healthcare	3.3
ABS Home Equity	3.2
Life Insurance	2.8
Automotive	2.4
Independent Energy	2.3
Integrated Energy	2.3
Other Investments, less than 2% each	32.0
Short-Term Investments	1.2
Collateralized Loan Obligations	2.0

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 44.6% of Net Assets
	Banking — 12.4%
$1,400,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 11/16/2027, variable rate thereafter), 6.125%(a)	$1,317,750
1,520,000	Banco BTG Pactual SA, (fixed rate to 2/15/2024, variable rate thereafter), 7.750%, 2/15/2029, 144A	1,588,020
685,000	Barclays PLC, (fixed rate to 6/15/2024, variable rate thereafter), 8.000%(a)	718,394
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(a)	1,541,288
1,100,000	Credit Suisse Group AG, (fixed rate to 9/12/2025, variable rate thereafter), 7.250%, 144A(a)	1,182,500
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	1,606,800
850,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	860,235
1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	1,517,498
1,800,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(a)	1,912,500
565,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	600,628
310,000	UniCredit SpA., (fixed rate to 6/03/2023, variable rate thereafter), 6.625%, (EUR)(a)	350,739

		13,196,352

	Chemicals — 1.2%
650,000	Hercules LLC, 6.500%, 6/30/2029	689,000
505,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	547,241

		1,236,241

	Consumer Cyclical Services — 0.5%
495,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	527,234

	Finance Companies — 0.5%
565,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	562,175

	Food & Beverage — 0.5%
495,000	JBS Investments II GmbH, 7.000%, 1/15/2026, 144A	536,085

	Government Owned – No Guarantee — 1.4%
515,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	548,666
930,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	943,117

		1,491,783

	Independent Energy — 2.5%
1,170,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	1,031,062
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	514,350
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,106,750

		2,652,162

	Media Entertainment — 0.5%
515,000	Prosus NV, 4.850%, 7/06/2027, 144A	552,966

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 2.4%
$1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	$1,086,750
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	595,313
820,000	Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/2029, 144A	899,950

		2,582,013

	Midstream — 0.6%
730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)	659,175

	Oil Field Services — 0.6%
600,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	634,125

	Property & Casualty Insurance — 1.3%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	593,632
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	821,013

		1,414,645

	Refining — 1.0%
520,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	531,700
540,000	Ultrapar International S.A, 5.250%, 6/06/2029, 144A	552,150

		1,083,850

	Sovereigns — 3.3%
31,600,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 61.779%, 6/21/2020, (ARS)(b)	728,112
295,000	Egypt Government International Bond, 7.600%, 3/01/2029, 144A	311,033
320,000	Egypt Government International Bond, 8.700%, 3/01/2049, 144A	344,000
355,000	Qatar Government International Bond, 4.000%, 3/14/2029, 144A	382,513
1,065,000	Qatar Government International Bond, 4.817%, 3/14/2049, 144A	1,220,533
460,000	Republic of Colombia, 4.500%, 3/15/2029	502,320

		3,488,511

	Technology — 1.3%
875,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	1,078,738
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	366,124

		1,444,862

	Transportation Services — 0.2%
205,000	Delhi International Airport Ltd., 6.450%, 6/04/2029, 144A	215,886

	Treasuries — 12.4%
2,635(††)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	767,557
1,578,000,000	Colombian TES, 7.750%, 9/18/2030, (COP)	553,227
210,100(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	1,085,487
10,520,000	Republic of South Africa Government Bond, 6.250%, 3/31/2036, (ZAR)	549,797
88,595,000	Russian Federal Bond - OFZ, Series 6224, 6.900%, 5/23/2029, (RUB)	1,363,917
6,915,000	U.S. Treasury Bond, 5.250%, 2/15/2029	8,881,183

		13,201,168

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Utility Other — 0.4%
$460,000	Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	$476,100

	Wireless — 1.6%
540,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	546,750
505,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	541,613
565,000	Sprint Corp., 7.625%, 3/01/2026	602,290

		1,690,653

	Total Bonds and Notes (Identified Cost $46,541,249)	47,645,986

Shares
Common Stocks — 38.9%
	Aerospace & Defense — 0.8%
820	Boeing Co. (The)	298,488
3,298	General Dynamics Corp.	599,643

		898,131

	Air Freight & Logistics — 0.1%
629	United Parcel Service, Inc., Class B	64,957

	Airlines — 0.4%
3,100	Japan Airlines Co. Ltd.	98,939
5,753	Southwest Airlines Co.	292,137

		391,076

	Banks — 0.7%
14,500	BOC Hong Kong Holdings Ltd.	57,089
1,300	Canadian Imperial Bank of Commerce	102,229
4,446	Citigroup, Inc.	311,353
11,213	First Hawaiian, Inc.	290,080

		760,751

	Beverages — 1.5%
2,300	Asahi Group Holdings Ltd.	103,543
767	Carlsberg AS, Class B	101,778
11,238	Coca-Cola Co. (The)	572,239
4,967	Molson Coors Brewing Co., Class B	278,152
4,229	PepsiCo, Inc.	554,549

		1,610,261

	Biotechnology — 1.1%
5,039	AbbVie, Inc.	366,436
2,204	Amgen, Inc.	406,153
6,022	Gilead Sciences, Inc.	406,847

		1,179,436

	Capital Markets — 0.8%
283	Ameriprise Financial, Inc.	41,080
2,480	LPL Financial Holdings, Inc.	202,294

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
12,589	Morgan Stanley	$551,524
7,400	Singapore Exchange Ltd.	43,353
2,750	Virtu Financial, Inc., Class A	59,895

		898,146

	Chemicals — 0.3%
3,523	LyondellBasell Industries NV, Class A	303,436

	Commercial Services & Supplies — 0.2%
1,197	Republic Services, Inc.	103,708
911	Waste Management, Inc.	105,102

		208,810

	Communications Equipment — 0.5%
9,606	Cisco Systems, Inc.	525,736

	Construction & Engineering — 0.2%
2,530	ACS Actividades de Construccion y Servicios S.A.	101,223
2,530	ACS Actividades de Construccion y Servicios S.A., Rights(c)	3,970
700	HOCHTIEF AG	85,245
1,700	Kajima Corp.	23,383

		213,821

	Containers & Packaging — 0.1%
1,422	Sonoco Products Co.	92,913

	Diversified Consumer Services — 0.4%
14,335	H&R Block, Inc.	420,016

	Diversified Telecommunication Services — 0.7%
27,000	HKT Trust & HKT Ltd.	42,859
12,918	Verizon Communications, Inc.	738,005

		780,864

	Electric Utilities — 1.7%
2,500	CLP Holdings Ltd.	27,549
20,813	Contact Energy Ltd.	111,979
1,449	Endesa S.A.	37,269
15,720	Enel SpA	109,659
16,725	Exelon Corp.	801,797
4,407	FirstEnergy Corp.	188,664
15,390	Mercury NZ Ltd.	48,115
658	Pinnacle West Capital Corp.	61,911
12,413	PPL Corp.	384,927

		1,771,870

	Electrical Equipment — 0.3%
3,752	Eaton Corp. PLC	312,467

	Entertainment — 0.5%
2,765	Cinemark Holdings, Inc.	99,817
13,420	Viacom, Inc., Class B	400,855

		500,672

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.4%
1,467	Sysco Corp.	$103,746
5,136	Walgreens Boots Alliance, Inc.	280,785

		384,531

	Food Products — 0.7%
10,528	General Mills, Inc.	552,931
753	Hershey Co. (The)	100,925
10,714	Tate & Lyle PLC	100,438

		754,294

	Gas Utilities — 0.3%
5,414	National Fuel Gas Co.	285,589

	Health Care Equipment & Supplies — 1.2%
3,580	Abbott Laboratories	301,078
9,864	Medtronic PLC	960,655

		1,261,733

	Health Care Providers & Services — 1.4%
4,759	AmerisourceBergen Corp.	405,753
2,233	McKesson Corp.	300,093
3,331	UnitedHealth Group, Inc.	812,797

		1,518,643

	Hotels, Restaurants & Leisure — 1.0%
3,227	Darden Restaurants, Inc.	392,823
5,263	Las Vegas Sands Corp.	310,990
4,770	Starbucks Corp.	399,869

		1,103,682

	Household Durables — 0.2%
5,260	PulteGroup, Inc.	166,321

	Household Products — 0.6%
6,090	Procter & Gamble Co. (The)	667,768

	Independent Power & Renewable Electricity Producers — 1.2%
67,525	AES Corp. (The)	1,131,719
5,500	Northland Power, Inc.	107,098

		1,238,817

	Industrial Conglomerates — 0.1%
854	Honeywell International, Inc.	149,100

	Insurance — 1.2%
451	Aflac, Inc.	24,719
9,735	Fidelity National Financial, Inc.	392,321
5,919	MetLife, Inc.	293,997
5,233	Principal Financial Group, Inc.	303,095
2,971	Prudential Financial, Inc.	300,071

		1,314,203

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	IT Services — 3.1%
2,104	Accenture PLC, Class A	$388,756
2,346	Automatic Data Processing, Inc.	387,864
5,932	Booz Allen Hamilton Holding Corp.	392,758
2,360	Fidelity National Information Services, Inc.	289,525
3,933	International Business Machines Corp.	542,361
4,960	Leidos Holdings, Inc.	396,056
1,108	MasterCard, Inc., Class A	293,099
4,506	Paychex, Inc.	370,799
1,721	Visa, Inc., Class A	298,679

		3,359,897

	Leisure Products — 0.1%
2,600	Sankyo Co. Ltd.	94,271

	Machinery — 1.5%
6,647	Allison Transmission Holdings, Inc.	308,088
2,435	Cummins, Inc.	417,213
1,943	Illinois Tool Works, Inc.	293,024
5,637	PACCAR, Inc.	403,947
1,106	Snap-on, Inc.	183,198

		1,605,470

	Media — 2.4%
200	Cogeco Communications, Inc.	14,384
37,579	Comcast Corp., Class A	1,588,840
24,527	Interpublic Group of Cos., Inc. (The)	554,065
5,011	Omnicom Group, Inc.	410,651

		2,567,940

	Metals & Mining — 0.2%
3,427	BHP Group PLC	87,643
1,957	Evraz PLC	16,571
1,752	Rio Tinto PLC	108,437

		212,651

	Multi-Utilities — 0.2%
6,808	AGL Energy Ltd.	95,744
2,000	Algonquin Power & Utilities Corp.	24,237
1,187	Dominion Energy, Inc.	91,779

		211,760

	Oil, Gas & Consumable Fuels — 1.1%
2,110	Chevron Corp.	262,568
4,257	ConocoPhillips	259,677
6,950	CVR Energy, Inc.	347,431
5,850	Occidental Petroleum Corp.	294,138

		1,163,814

	Paper & Forest Products — 0.1%
1,359	Domtar Corp.	60,516

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 0.2%
1,696	Unilever NV	$103,046
1,663	Unilever PLC	103,231

		206,277

	Pharmaceuticals — 3.4%
1,175	Allergan PLC	196,730
8,318	Bristol-Myers Squibb Co.	377,221
2,859	Johnson & Johnson	398,202
15,030	Merck & Co., Inc.	1,260,266
28,712	Pfizer, Inc.	1,243,804
380	Roche Holding AG	106,851

		3,583,074

	Professional Services — 0.3%
12,561	Nielsen Holdings PLC	283,878
1,073	Robert Half International, Inc.	61,172

		345,050

	Real Estate Management & Development — 0.2%
4,298	Aroundtown S.A.	35,459
420	Castellum AB	8,037
3,500	CK Asset Holdings Ltd.	27,419
1,200	Daiwa House Industry Co. Ltd.	35,065
2,351	Fabege AB	35,399
95	Grand City Properties S.A.	2,173
3,439	Hongkong Land Holdings Ltd.	22,167
283	Hufvudstaden AB	4,816
5,000	Kerry Properties Ltd.	21,003
760	TLG Immobilien AG	22,253
179	Wihlborgs Fastigheter AB	2,597

		216,388

	REITs – Apartments — 0.1%
59	Camden Property Trust	6,159
68	Invincible Investment Corp.	35,223
486	NexPoint Residential Trust, Inc.	20,120

		61,502

	REITs – Diversified — 0.2%
49	Equinix, Inc.	24,710
4	Fukuoka REIT Corp.	6,452
2,300	Mapletree Logistics Trust	2,705
12	Mirai Corp.	5,811
2,313	Preferred Apartment Communities, Inc., Class A	34,579
223	PS Business Parks, Inc.	37,582
1,804	UMH Properties, Inc.	22,388
181	Warehouses De Pauw CVA	30,461

		164,688

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Health Care — 0.0%
1,492	CareTrust REIT, Inc.	$35,480
370	Omega Healthcare Investors, Inc.	13,597

		49,077

	REITs – Hotels — 0.0%
892	Hersha Hospitality Trust	14,754
3	Japan Hotel REIT Investment Corp.	2,417
251	Ryman Hospitality Properties, Inc.	20,353

		37,524

	REITs – Manufactured Homes — 0.0%
300	Equity LifeStyle Properties, Inc.	36,402

	REITs – Office Property — 0.1%
2,212	alstria office REIT-AG	35,806
41,000	Champion REIT	34,163
8,821	Green REIT PLC	18,156
14	One REIT, Inc.	37,366
2,281	VEREIT, Inc.	20,552

		146,043

	REITs – Regional Malls — 0.0%
550	Washington Prime Group, Inc.	2,101

	REITs – Shopping Centers — 0.1%
23	AEON REIT Investment Corp.	29,450
7	Frontier Real Estate Investment Corp.	29,872
1,500	Link REIT	18,458
1,078	Retail Value, Inc.	37,515

		115,295

	REITs – Single Tenant — 0.1%
678	National Retail Properties, Inc.	35,941
317	Realty Income Corp.	21,863
1,058	STORE Capital Corp.	35,115

		92,919

	REITs – Storage — 0.1%
326	Extra Space Storage, Inc.	34,589
1,148	Iron Mountain, Inc.	35,932
27	Life Storage, Inc.	2,567
1,223	National Storage Affiliates Trust	35,394
150	Public Storage	35,725
1,285	Safestore Holdings PLC	10,012

		154,219

	REITs – Warehouse/Industrials — 0.1%
236	EastGroup Properties, Inc.	27,371
800	Granite Real Estate Investment Trust	36,831
292	Industrial Logistics Properties Trust	6,079
950	Rexford Industrial Realty, Inc.	38,352

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Warehouse/Industrials — continued
454	Terreno Realty Corp.	$22,264

		130,897

	Road & Rail — 0.0%
9,500	ComfortDelGro Corp. Ltd.	18,683

	Semiconductors & Semiconductor Equipment — 1.4%
12,678	Applied Materials, Inc.	569,369
1,201	Broadcom, Inc.	345,720
3,545	QUALCOMM, Inc.	269,668
2,646	Texas Instruments, Inc.	303,655

		1,488,412

	Software — 2.1%
4,627	j2 Global, Inc.	411,294
10,302	Microsoft Corp.	1,380,056
6,925	Oracle Corp.	394,517

		2,185,867

	Specialty Retail — 0.5%
2,724	Home Depot, Inc. (The)	566,510

	Technology Hardware, Storage & Peripherals — 1.7%
6,163	Apple, Inc.	1,219,781
20,664	Hewlett Packard Enterprise Co.	308,927
14,593	HP, Inc.	303,388

		1,832,096

	Thrifts & Mortgage Finance — 0.1%
3,300	Genworth MI Canada, Inc.	104,427

	Tobacco — 0.5%
7,793	Altria Group, Inc.	368,998
1,126	British American Tobacco PLC	39,315
3,340	Imperial Brands PLC	78,374

		486,687

	Trading Companies & Distributors — 0.3%
3,200	ITOCHU Corp.	61,302
2,800	Mitsubishi Corp.	73,991
31,300	Sojitz Corp.	100,729
7,000	Sumitomo Corp.	106,317

		342,339

	Wireless Telecommunication Services — 0.1%
3,100	KDDI Corp.	78,885
2,000	NTT DOCOMO, Inc.	46,664

		125,549

	Total Common Stocks (Identified Cost $40,319,319)	41,546,389

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 3.6%
	Airlines — 2.0%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	$2,084,272

	Chemicals — 0.5%
330,688	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.902%, 11/20/2023(d)	321,181
254,313	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.902%, 11/18/2023(d)	247,001

		568,182

	Independent Energy — 0.5%
1,100,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.402%, 3/01/2024(d)	561,000
26,468	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.910%, 12/31/2023(d)	26,413

		587,413

	Media Entertainment — 0.6%
615,106	LSC Communications, Inc., 2017 Term Loan B, 1-week LIBOR + 5.500%, 7.869%, 9/30/2022(d)	601,266

	Total Senior Loans (Identified Cost $4,359,985)	3,841,133

Shares
Exchange-Traded Funds — 10.1%
493,831	Alerian MLP ETF	4,864,235
19,808	iShares MSCI Japan ETF	1,081,121
81,298	iShares MSCI Pacific ex Japan ETF	3,839,704
7,380	ProShares S&P 500® Dividend Aristocrats ETF	511,951
1,752	SPDR® S&P 500® ETF Trust	513,336

	Total Exchange-Traded Funds (Identified Cost $10,733,577)	10,810,347

Preferred Stocks — 0.7%
Non-Convertible Preferred Stocks — 0.3%
	Midstream — 0.3%
14,215	Energy Transfer Operating LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375% (Identified Cost $355,375)	336,611

Convertible Preferred Stock — 0.4%
	Midstream — 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,844)	445,745

	Total Preferred Stocks (Identified Cost $987,219)	782,356

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.2%
$1,225,999	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $1,226,152 on 7/01/2019 collateralized by $1,205,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $1,255,314 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,225,999)	$1,225,999

	Total Investments — 99.1% (Identified Cost $104,167,348)	105,852,210
	Other assets less liabilities — 0.9%	957,964

	Net Assets — 100.0%	$106,810,174

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Perpetual bond with no specified maturity date.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(c)	Non-income producing security.
(d)	Variable rate security. Rate as of June 30, 2019 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $23,353,424 or 21.9% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	12.4%
Banking	12.4
Pharmaceuticals	3.4
Sovereigns	3.3
IT Services	3.1
Independent Energy	3.0
Metals & Mining	2.6
Media	2.4
Airlines	2.4
Software	2.1
Chemicals	2.0
Other Investments, less than 2% each	38.7
Exchange-Traded Funds	10.1
Short-Term Investments	1.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
ASSETS
Investments at cost	$152,803,917	$5,163,376,484	$104,167,348
Net unrealized appreciation (depreciation)	(418,270)	320,424,216	1,684,862

Investments at value	152,385,647	5,483,800,700	105,852,210
Cash	—	186	15,521
Foreign currency at value (identified cost $0, $34,174 and $5,586, respectively)	—	33,872	5,590
Receivable for Fund shares sold	293,475	14,474,189	14,064
Receivable for securities sold	1,004,027	82,832,000	200,108
Dividends and interest receivable	2,085,910	46,263,876	958,804
Tax reclaims receivable	—	4,151	29,428
Prepaid expenses (Note 8)	17	629	13

TOTAL ASSETS	155,769,076	5,627,409,603	107,075,738

LIABILITIES
Payable for securities purchased	4,978,669	3,124,468	—
Payable for Fund shares redeemed	14,753	7,340,735	92,260
Management fees payable (Note 6)	72,944	1,767,828	40,145
Deferred Trustees’ fees (Note 6)	162,893	819,748	85,406
Administrative fees payable (Note 6)	4,928	198,691	3,667
Payable to distributor (Note 6d)	1,698	44,634	832
Other accounts payable and accrued expenses	126,792	420,713	43,254

TOTAL LIABILITIES	5,362,677	13,716,817	265,564

NET ASSETS	$150,406,399	$5,613,692,786	$106,810,174

NET ASSETS CONSIST OF:
Paid-in capital	$155,986,698	$5,303,510,568	$111,620,825
Accumulated earnings (loss)	(5,580,299)	310,182,218	(4,810,651)

NET ASSETS	$150,406,399	$5,613,692,786	$106,810,174

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$22,749,555	$757,669,684	$33,368,936

Shares of beneficial interest	5,345,601	67,280,689	2,650,308

Net asset value and redemption price per share	$4.26	$11.26	$12.59

Offering price per share (100/95.75 of net asset value) (Note 1)	$4.45	$11.76	$13.15

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$4,866,890	$276,225,503	$21,230,562

Shares of beneficial interest	1,139,892	24,811,348	1,693,971

Net asset value and offering price per share	$4.27	$11.13	$12.53

Class N shares:
Net assets	$11,863,104	$1,324,372,833	$43,859

Shares of beneficial interest	2,785,934	117,589,311	3,507

Net asset value, offering and redemption price per share	$4.26	$11.26	$12.51

Class Y shares:
Net assets	$110,926,850	$3,136,513,151	$52,166,817

Shares of beneficial interest	26,096,894	278,327,214	4,169,623

Net asset value, offering and redemption price per share	$4.25	$11.27	$12.51

Admin Class shares:
Net assets	$—	$118,911,615	$—

Shares of beneficial interest	—	10,587,083	—

Net asset value, offering and redemption price per share	$—	$11.23	$—

See accompanying notes to financial statements.

|  56

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
INVESTMENT INCOME
Interest	$4,358,844	$107,333,354	$1,870,742
Dividends	85,765	420,131	850,888
Less net foreign taxes withheld	(811)	—	(11,140)

	4,443,798	107,753,485	2,710,490

Expenses
Management fees (Note 6)	433,733	10,898,680	312,166
Service and distribution fees (Note 6)	54,539	2,770,642	172,500
Administrative fees (Note 6)	31,932	1,210,341	25,218
Trustees’ fees and expenses (Note 6)	14,491	110,567	11,703
Transfer agent fees and expenses (Notes 6 and 7)	81,422	1,847,483	40,540
Audit and tax services fees	27,224	32,276	24,305
Custodian fees and expenses	5,457	58,197	17,901
Legal fees (Note 8)	2,674	111,501	1,991
Registration fees	47,026	122,792	25,405
Shareholder reporting expenses	24,298	307,964	3,348
Miscellaneous expenses (Note 8)	17,475	140,814	17,360

Total expenses	740,271	17,611,257	652,437
Less waiver and/or expense reimbursement (Note 6)	(109,513)	(690,323)	(81,310)

Net expenses	630,758	16,920,934	571,127

Net investment income	3,813,040	90,832,551	2,139,363

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	208,631	21,220,172	(2,521,946)
Forward foreign currency contracts (Note 2d)	(44,094)	(670,701)	—
Foreign currency transactions (Note 2c)	—	2,368,069	(74,152)
Net change in unrealized appreciation (depreciation) on:
Investments	9,110,029	220,800,259	10,941,656
Forward foreign currency contracts (Note 2d)	44,094	670,701	—
Foreign currency translations (Note 2c)	17	(2,229,055)	293

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	9,318,677	242,159,445	8,345,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,131,717	$332,991,996	$10,485,214

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$3,813,040	$2,214,373	$8,475,372
Net realized gain (loss) on investments and forward foreign currency contracts	164,537	(6,387,716)	1,205,344
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	9,154,140	(3,483,546)	(7,029,759)

Net increase (decrease) in net assets resulting from operations	13,131,717	(7,656,889)	2,650,957

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(585,293)	(410,882)	(1,227,019)
Class C	(111,673)	(81,814)	(311,547)
Class N	(307,059)	(178,711)	(259,688)
Class Y	(2,841,136)	(2,141,392)	(5,752,686)

Total distributions	(3,845,161)	(2,812,799)	(7,550,940)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,641,609	(23,511,576)	(3,848,432)

Net increase (decrease) in net assets	13,928,165	(33,981,264)	(8,748,415)
NET ASSETS
Beginning of the period	136,478,234	170,459,498	179,207,913

End of the period	$150,406,399	$136,478,234	$170,459,498

(a)	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets (continued)

	Investment Grade Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$90,832,551	$44,450,885	$171,956,415
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	22,917,540	(228,459,921)	(68,790,141)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	219,241,905	150,673,092	(88,370,511)

Net increase (decrease) in net assets resulting from operations	332,991,996	(33,335,944)	14,795,763

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,541,480)	(9,439,602)	(26,935,957)
Class C	(3,695,277)	(4,075,458)	(15,654,049)
Class N	(21,645,695)	(16,768,000)	(41,987,053)
Class Y	(51,387,476)	(39,150,105)	(111,284,265)
Admin Class	(1,661,967)	(1,369,684)	(778,851)

Total distributions	(89,931,895)	(70,802,849)	(196,640,175)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	42,363,946	(126,167,759)	(534,159,760)

Net increase (decrease) in net assets	285,424,047	(230,306,552)	(716,004,172)
NET ASSETS
Beginning of the period	5,328,268,739	5,558,575,291	6,274,579,463

End of the period	$5,613,692,786	$5,328,268,739	$5,558,575,291

(a)	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,139,363	$5,207,147
Net realized loss on investments and foreign currency transactions	(2,596,098)	(1,541,137)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,941,949	(16,770,929)

Net increase (decrease) in net assets resulting from operations	10,485,214	(13,104,919)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,026,088)	(3,689,139)
Class C	(425,912)	(1,796,319)
Class N	(892)	(2,353)
Class Y	(1,059,113)	(3,691,567)

Total distributions	(2,512,005)	(9,179,378)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(20,583,477)	(2,836,090)

Net decrease in net assets	(12,610,268)	(25,120,387)
NET ASSETS
Beginning of the period	119,420,442	144,540,829

End of the period	$106,810,174	$119,420,442

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$3.99		$4.25		$4.37		$4.23		$3.99		$4.49		$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.05		0.20		0.22		0.20		0.19		0.21
Net realized and unrealized gain (loss)	0.27		(0.24)		(0.14)		0.12		0.21		(0.39)		0.17

Total from Investment Operations	0.38		(0.19)		0.06		0.34		0.41		(0.20)		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.18)		(0.20)		(0.16)		(0.19)		(0.22)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.11)		(0.07)		(0.18)		(0.20)		(0.17)		(0.30)		(0.48)

Net asset value, end of the period	$4.26		$3.99		$4.25		$4.37		$4.23		$3.99		$4.49

Total return(b)	9.51	%(c)(d)	(4.54	)%(c)(d)	1.41	%(d)	8.17	%(d)	10.66	%(d)	(4.78	)%(d)	8.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,750		$23,125		$26,175		$34,039		$34,820		$37,870		$42,630
Net expenses	1.05	%(e)(f)	1.05	%(e)(f)	1.05	%(e)	1.09	%(e)(g)	1.10	%(e)	1.11	%(e)(h)	1.14%
Gross expenses	1.21	%(f)	1.27	%(f)	1.16%		1.15%		1.14%		1.13%		1.14%
Net investment income	5.11	%(f)	5.13	%(f)	4.73%		5.03%		5.16%		4.41%		4.57%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.10%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$4.00		$4.27		$4.38		$4.24		$4.00		$4.50		$4.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.05		0.17		0.18		0.18		0.16		0.18
Net realized and unrealized gain (loss)	0.27		(0.26)		(0.13)		0.12		0.20		(0.39)		0.16

Total from Investment Operations	0.36		(0.21)		0.04		0.30		0.38		(0.23)		0.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.05)		(0.15)		(0.16)		(0.13)		(0.16)		(0.19)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.09)		(0.06)		(0.15)		(0.16)		(0.14)		(0.27)		(0.45)

Net asset value, end of the period	$4.27		$4.00		$4.27		$4.38		$4.24		$4.00		$4.50

Total return(b)	9.09	%(c)(d)	(4.95	)%(c)(d)	0.86	%(d)	7.33	%(d)	9.81	%(d)	(5.48	)%(d)	7.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,867		$5,351		$6,248		$11,227		$12,288		$12,609		$14,555
Net expenses	1.80	%(e)(f)	1.80	%(e)(f)	1.80	%(f)	1.84	%(f)(g)	1.85	%(f)	1.86	%(f)(h)	1.89%
Gross expenses	1.96	%(e)	2.02	%(e)	1.91%		1.90%		1.89%		1.88%		1.89%
Net investment income	4.36	%(e)	4.38	%(e)	3.99%		4.29%		4.43%		3.68%		3.84%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.85%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06		0.20	0.19
Net realized and unrealized gain (loss)	0.27		(0.25)		(0.12)	0.18

Total from Investment Operations	0.38		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		(0.01)		—	—

Total Distributions	(0.11)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$4.26		$3.99		$4.25	$4.36

Total return(b)	9.68	%(c)	(4.47	)%(c)	1.96%	8.99	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,863		$10,417		$10,338	$1
Net expenses(d)	0.75	%(e)	0.75	%(e)	0.75%	0.75	%(e)(f)
Gross expenses	0.84	%(e)	0.89	%(e)	0.79%	31.73	%(e)
Net investment income	5.41	%(e)	5.45	%(e)	4.65%	5.19	%(e)
Portfolio turnover rate	21%		17%		55%	46	%(g)

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$3.98		$4.24		$4.36		$4.22		$3.98		$4.48		$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06		0.21		0.23		0.21		0.20		0.22
Net realized and unrealized gain (loss)	0.27		(0.25)		(0.14)		0.12		0.21		(0.39)		0.16

Total from Investment Operations	0.38		(0.19)		0.07		0.35		0.42		(0.19)		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.19)		(0.21)		(0.17)		(0.20)		(0.23)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.11)		(0.07)		(0.19)		(0.21)		(0.18)		(0.31)		(0.49)

Net asset value, end of the period	$4.25		$3.98		$4.24		$4.36		$4.22		$3.98		$4.48

Total return	9.67	%(b)(c)	(4.49	)%(b)(c)	1.68	%(c)	8.47	%(c)	10.98	%(c)	(4.54	)%(c)	8.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$110,927		$97,585		$127,699		$133,940		$129,169		$116,837		$125,185
Net expenses	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.84	%(e)(f)	0.85	%(e)	0.86	%(e)(g)	0.89%
Gross expenses	0.96	%(d)	1.02	%(d)	0.91%		0.90%		0.89%		0.88%		0.89%
Net investment income	5.34	%(d)	5.39	%(d)	4.98%		5.28%		5.43%		4.67%		4.83%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(g)	Effective July 1, 2015, the expense limit decreased to 0.85%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.77		$10.98		$11.30		$11.59		$11.10	$12.11	$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.08		0.30		0.36		0.39	0.40	0.46
Net realized and unrealized gain (loss)	0.49		(0.16)		(0.28)		0.05		0.48	(0.95)	0.26

Total from Investment Operations	0.66		(0.08)		0.02		0.41		0.87	(0.55)	0.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.08)		(0.21)		(0.26)		(0.23)	(0.34)	(0.51)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.17)		(0.13)		(0.34)		(0.70)		(0.38)	(0.46)	(0.83)

Net asset value, end of the period	$11.26		$10.77		$10.98		$11.30		$11.59	$11.10	$12.11

Total return(b)	6.19	%(c)(d)	(0.66	)%(c)(d)	0.19	%(d)	3.88%		8.06%	(4.72)%	6.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$757,670		$721,110		$777,391		$902,955		$1,130,260	$1,628,216	$1,932,847
Net expenses	0.78	%(e)(f)	0.78	%(e)(f)	0.80	%(f)(g)	0.82	%(h)	0.85%	0.83%	0.83%
Gross expenses	0.81	%(e)	0.82	%(e)	0.82%		0.82%		0.85%	0.83%	0.83%
Net investment income	3.17	%(e)	3.09	%(e)	2.73%		3.23%		3.49%	3.38%	3.75%
Portfolio turnover rate	16%		39	%(i)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.65		$10.86		$11.19		$11.48		$11.00	$12.00	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.06		0.22		0.27		0.30	0.31	0.36
Net realized and unrealized gain (loss)	0.48		(0.16)		(0.28)		0.06		0.47	(0.94)	0.27

Total from Investment Operations	0.61		(0.10)		(0.06)		0.33		0.77	(0.63)	0.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.06)		(0.14)		(0.18)		(0.14)	(0.25)	(0.42)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.13)		(0.11)		(0.27)		(0.62)		(0.29)	(0.37)	(0.74)

Net asset value, end of the period	$11.13		$10.65		$10.86		$11.19		$11.48	$11.00	$12.00

Total return(b)	5.76	%(c)(d)	(0.86	)%(c)(d)	(0.53	)%(d)	3.12%		7.18%	(5.40)%	5.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$276,226		$366,068		$412,788		$689,798		$1,001,522	$1,219,687	$1,524,806
Net expenses	1.53	%(e)(f)	1.53	%(e)(f)	1.55	%(f)(g)	1.57	%(h)	1.60%	1.58%	1.58%
Gross expenses	1.56	%(e)	1.57	%(e)	1.57%		1.57%		1.60%	1.58%	1.58%
Net investment income	2.41	%(e)	2.34	%(e)	1.96%		2.49%		2.74%	2.63%	3.00%
Portfolio turnover rate	16%		39	%(i)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.78		$10.98		$11.30		$11.58		$11.11	$12.11	$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.09		0.34		0.39		0.43	0.44	0.50
Net realized and unrealized gain (loss)	0.48		(0.15)		(0.28)		0.07		0.47	(0.93)	0.26

Total from Investment Operations	0.67		(0.06)		0.06		0.46		0.90	(0.49)	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.09)		(0.25)		(0.30)		(0.28)	(0.39)	(0.55)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.19)		(0.14)		(0.38)		(0.74)		(0.43)	(0.51)	(0.87)

Net asset value, end of the period	$11.26		$10.78		$10.98		$11.30		$11.58	$11.11	$12.11

Total return	6.34	%(b)	(0.58	)%(b)	0.50%		4.34%		8.31%	(4.28)%	6.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,324,373		$1,216,690		$1,251,189		$1,203,169		$47,343	$21,851	$6,101
Net expenses	0.48	%(c)	0.48	%(c)	0.47	%(d)	0.48	%(e)	0.47%	0.47%	0.47	%(f)
Gross expenses	0.48	%(c)	0.48	%(c)	0.47%		0.48%		0.47%	0.47%	0.47	%(f)
Net investment income	3.48	%(c)	3.40	%(c)	3.05%		3.51%		3.88%	3.78%	4.07%
Portfolio turnover rate	16%		39	%(g)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(e)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.78		$10.99		$11.31		$11.59		$11.11	$12.12	$12.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.09		0.33		0.39		0.42	0.43	0.49
Net realized and unrealized gain (loss)	0.49		(0.16)		(0.28)		0.06		0.47	(0.95)	0.26

Total from Investment Operations	0.68		(0.07)		0.05		0.45		0.89	(0.52)	0.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.09)		(0.24)		(0.29)		(0.26)	(0.37)	(0.54)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.19)		(0.14)		(0.37)		(0.73)		(0.41)	(0.49)	(0.86)

Net asset value, end of the period	$11.27		$10.78		$10.99		$11.31		$11.59	$11.11	$12.12

Total return	6.31	%(b)(c)	(0.59	)%(b)(c)	0.43	%(c)	4.24%		8.25%	(4.47)%	6.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,136,513		$2,912,537		$3,001,906		$3,453,137		$4,571,167	$6,081,536	$6,911,938
Net expenses	0.53	%(d)(e)	0.53	%(d)(e)	0.55	%(e)(f)	0.57	%(g)	0.60%	0.58%	0.59%
Gross expenses	0.56	%(d)	0.57	%(d)	0.57%		0.57%		0.60%	0.58%	0.59%
Net investment income	3.42	%(d)	3.35	%(d)	2.98%		3.48%		3.74%	3.63%	3.99%
Portfolio turnover rate	16%		39	%(h)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(h)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.75		$10.95		$11.28		$11.56		$11.08		$12.09	$12.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.08		0.28		0.34		0.37		0.37	0.43
Net realized and unrealized gain (loss)	0.48		(0.15)		(0.28)		0.06		0.47		(0.95)	0.26

Total from Investment Operations	0.64		(0.07)		0.00	(b)	0.40		0.84		(0.58)	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.08)		(0.20)		(0.24)		(0.21)		(0.31)	(0.48)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)		(0.12)	(0.32)

Total Distributions	(0.16)		(0.13)		(0.33)		(0.68)		(0.36)		(0.43)	(0.80)

Net asset value, end of the period	$11.23		$10.75		$10.95		$11.28		$11.56		$11.08	$12.09

Total return	5.98	%(c)(d)	(0.63	)%(c)(d)	(0.07	)%(c)	3.76	%(c)	7.73%		(4.95)%	5.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$118,912		$111,864		$115,301		$25,521		$35,294		$37,355	$25,585
Net expenses	1.03	%(e)(f)	1.03	%(e)(f)	1.02	%(e)(g)(h)	1.02	%(e)(i)(j)	1.07	%(k)	1.08%	1.09%
Gross expenses	1.06	%(f)	1.07	%(f)	1.05	%(g)	1.03	%(i)	1.07	%(k)	1.08%	1.09%
Net investment income	2.92	%(f)	2.85	%(f)	2.56%		3.03%		3.27%		3.14%	3.49%
Portfolio turnover rate	16%		39	%(l)	3%		10%		11%		23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.02%. See Note 5b of Notes to Financial Statements.
(h)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(i)	Includes refund of prior year service fee of 0.05%.
(j)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(k)	Includes refund of prior year service fee of 0.03%.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.78		$13.87		$13.24		$12.85		$13.45		$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.48		0.47		0.49		0.32		0.32
Net realized and unrealized gain (loss)	0.86		(1.71)		1.15		0.80		(0.58)		1.26

Total from Investment Operations	1.09		(1.23)		1.62		1.29		(0.26)		1.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.42)		(0.45)		(0.40)		(0.34)		(0.34)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.28)		(0.86)		(0.99)		(0.90)		(0.34)		(0.34)

Net asset value, end of the period	$12.59		$11.78		$13.87		$13.24		$12.85		$13.45

Total return(b)	9.30	%(c)(d)	(9.24	)%(c)	12.41	%(c)	10.14	%(c)	(1.96	)%(c)	13.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,369		$51,028		$54,754		$57,320		$63,254		$110,874
Net expenses	0.95	%(e)(f)	0.95	%(f)	0.95	%(f)	0.95	%(f)	1.04	%(f)(g)	1.06%
Gross expenses	1.10	%(e)	1.11%		1.13%		1.09%		1.11%		1.06%
Net investment income	3.75	%(e)	3.63%		3.37%		3.70%		2.40%		2.46%
Portfolio turnover rate	163%		282%		221%		341	%(h)	93	%(i)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.73		$13.82		$13.18		$12.80		$13.41		$12.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.38		0.36		0.39		0.24		0.22
Net realized and unrealized gain (loss)	0.84		(1.71)		1.16		0.79		(0.60)		1.27

Total from Investment Operations	1.03		(1.33)		1.52		1.18		(0.36)		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.32)		(0.34)		(0.30)		(0.25)		(0.25)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.23)		(0.76)		(0.88)		(0.80)		(0.25)		(0.25)

Net asset value, end of the period	$12.53		$11.73		$13.82		$13.18		$12.80		$13.41

Total return(b)	8.86	%(c)(d)	(9.96	)%(c)	11.70	%(c)	9.27	%(c)	(2.73	)%(c)	12.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,231		$24,058		$36,814		$46,351		$47,791		$53,074
Net expenses	1.70	%(e)(f)	1.70	%(f)	1.70	%(f)	1.70	%(f)	1.80	%(f)(g)	1.81%
Gross expenses	1.85	%(e)	1.86%		1.88%		1.84%		1.87%		1.81%
Net investment income	3.07	%(e)	2.83%		2.65%		2.96%		1.78%		1.70%
Portfolio turnover rate	163%		282%		221%		341	%(h)	93	%(i)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$11.70		$13.79	$13.16	$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.52	0.51	0.53		0.14
Net realized and unrealized gain (loss)	0.85		(1.71)	1.15	0.80		0.10

Total from Investment Operations	1.11		(1.19)	1.66	1.33		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.46)	(0.49)	(0.44)		(0.17)
Net realized capital gains	—		(0.44)	(0.54)	(0.50)		—

Total Distributions	(0.30)		(0.90)	(1.03)	(0.94)		(0.17)

Net asset value, end of the period	$12.51		$11.70	$13.79	$13.16		$12.77

Total return(b)	9.53	%(c)	(9.02)%	12.83%	10.53%		1.91	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$44		$32	$35	$1		$1
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%		0.65	%(e)
Gross expenses	1.25	%(e)	1.35%	1.35%	13.53%		13.66	%(e)
Net investment income	4.21	%(e)	3.93%	3.71%	4.02%		3.22	%(e)
Portfolio turnover rate	163%		282%	221%	341	%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.70		$13.80		$13.17		$12.79		$13.39		$12.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.52		0.49		0.53		0.36		0.38
Net realized and unrealized gain (loss)	0.85		(1.73)		1.16		0.78		(0.59)		1.19

Total from Investment Operations	1.10		(1.21)		1.65		1.31		(0.23)		1.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.45)		(0.48)		(0.43)		(0.37)		(0.37)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.29)		(0.89)		(1.02)		(0.93)		(0.37)		(0.37)

Net asset value, end of the period	$12.51		$11.70		$13.80		$13.17		$12.79		$13.39

Total return	9.51	%(b)(c)	(9.13	)%(b)	12.77	%(b)	10.38	%(b)	(1.72	)%(b)	13.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$52,167		$44,303		$52,938		$20,101		$11,272		$14,428
Net expenses	0.70	%(d)(e)	0.70	%(e)	0.70	%(e)	0.70	%(e)	0.80	%(e)(f)	0.82%
Gross expenses	0.84	%(d)	0.86%		0.88%		0.84%		0.86%		0.82%
Net investment income	4.15	%(d)	3.88%		3.53%		4.00%		2.73%		2.92%
Portfolio turnover rate	163%		282%		221%		341	%(g)	93	%(h)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

73  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Each Fund is a diversified investment company.

On October 5, 2018, the Board of Trustees approved a change to the fiscal year end of High Income Fund and Investment Grade Bond Fund from September 30 to December 31. Accordingly, the Funds’ financial statements and related notes include information as of and for the three month period ended December 31, 2018, and the year ended September 30, 2018.

Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund also offers Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward

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foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2019, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$—	—%	$1,670,442	1.1%	$864,421	0.6%
Investment Grade Bond Fund	—	—%	109,507,373	2.0%	46,761,524	0.8%
Multi-Asset Income Fund	2,819,630	2.6%	—	—%	—	—%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax,

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if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations,

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may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2019, the amount of income available to be distributed has been reduced by the following amount as a result of losses arising from changes in exchange rates:

Multi-Asset Income Fund	$120,377

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters

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into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended June 30, 2019.

f.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2019.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has

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performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities, deferred trustees’ fees, distribution re-designations, taxable over-distribution, foreign currency gains and losses, partnership basis adjustments, net operating losses, passive foreign investment company adjustments, paydown gains and losses and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to contingent payment debt instruments, convertible bonds, partnership basis adjustments, defaulted and/or non-income producing securities, deferred Trustees’ fees, forward foreign currency contract mark-to-market, passive foreign investment company adjustments, premium amortization, perpetual bond adjustments and wash

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sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended (year ended for Multi-Asset Income Fund) December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$2,342,939	$469,860	$2,812,799
Investment Grade Bond Fund	44,211,096	26,591,753	70,802,849
Multi-Asset Income Fund	6,314,655	2,864,723	9,179,378

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(783,495)	$—	$—
Long-term:
No expiration date	(3,978,362)	—	—

Total capital loss carryforward	$(4,761,857)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(27,749,537)	$(3,172,650)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Investment Grade Bond Fund and Multi-Asset Income Fund are deferring capital losses.

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As of June 30, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Unrealized appreciation
Investments	$(624,332)	$315,364,350	$1,645,232
Foreign currency translations	—	952,169	(60,411)

Total unrealized appreciation	$(624,332)	$316,316,519	$1,584,821

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Federal tax cost	$153,009,979	$5,167,484,750	$104,266,374

Gross tax appreciation	$5,198,386	$335,269,168	$4,024,951
Gross tax depreciation	(5,822,718)	(18,953,218)	(2,439,115)

Net tax appreciation (depreciation)	$(624,332)	$316,315,950	$1,585,836

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

i.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

High Income Fund and Multi-Asset Income Fund held senior loans as of June 30, 2019.

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j.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

High Income Fund held loan participations as of June 30, 2019.

k.  Collateralized Loan Obligations.  Certain Funds may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Investment Grade Bond Fund held collateralized loan obligations as of June 30, 2019.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including

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accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  Change in Accounting Policy.  The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08. Under the new standard, certain debt securities with non-contingent call features purchased at a premium are amortized to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the new standard on a modified retrospective basis beginning with the fiscal period ended June 30, 2019. This change in accounting policy resulted in reclassifications to capital accounts as of the beginning of the period, but had no impact on the net asset value of the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$585,230	$409	(b)	$585,639
Home Construction	—	2,067,400	12	(b)	2,067,412
All Other Non-Convertible Bonds(a)	—	124,454,389	—		124,454,389

Total Non-Convertible Bonds	—	127,107,019	421		127,107,440

Convertible Bonds(a)	—	12,762,914	—		12,762,914

Total Bonds and Notes	—	139,869,933	421		139,870,354

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$2,042,555	$—		$2,042,555
Loan Participations(a)	—	—	413,156	(c)	413,156
Preferred Stocks(a)	—	2,087,179	—		2,087,179
Other Investments(a)			864,000	(d)	864,000
Common Stocks(a)	464,047	—	—		464,047
Short-Term Investments	—	6,644,356	—		6,644,356

Total	$464,047	$150,644,023	$1,277,577		$152,385,647

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$172,300,461	$5,674,747	(b)	$177,975,208
ABS Other	—	142,428,302	46,840,013	(c)	189,268,315
ABS Student Loan	—	61,239,626	3,771,868	(d)	65,011,494
Metals & Mining	—	188,538,060	—	(e)	188,538,060
All Other Non-Convertible Bonds(a)	—	4,588,679,820	—		4,588,679,820

Total Non-Convertible Bonds	—	5,153,186,269	56,286,628		5,209,472,897

Convertible Bonds(a)	—	61,545,534	—		61,545,534
Municipals(a)	—	18,378,594	—		18,378,594

Total Bonds and Notes	—	5,233,110,397	56,286,628		5,289,397,025

Collateralized Loan Obligations	—	112,592,093	—		112,592,093
Preferred Stocks(a)	—	14,671,506	—		14,671,506
Short-Term Investments	—	67,140,076	—		67,140,076

Total	$—	$5,427,514,072	$56,286,628		$5,483,800,700

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices ($5,753,236) or fair valued by the Fund’s adviser ($41,086,777).
(d)	Valued using broker-dealer bid prices.
(e)	Includes a security fair valued at zero using level 3 inputs.

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Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$47,645,986	$—	$47,645,986
Common Stocks
Airlines	292,137	98,939	—	391,076
Banks	703,662	57,089	—	760,751
Beverages	1,404,940	205,321	—	1,610,261
Capital Markets	854,793	43,353	—	898,146
Construction & Engineering	3,970	209,851	—	213,821
Electric Utilities	1,437,299	334,571	—	1,771,870
Food Products	653,856	100,438	—	754,294
Leisure Products	—	94,271	—	94,271
Metals & Mining	—	212,651	—	212,651
Multi-Utilities	116,016	95,744	—	211,760
Personal Products	—	206,277	—	206,277
Pharmaceuticals	3,476,223	106,851	—	3,583,074
Real Estate Management & Development	22,253	194,135	—	216,388
REITs - Apartments	26,279	35,223	—	61,502
REITs - Diversified	149,720	14,968	—	164,688
REITs - Hotels	35,107	2,417	—	37,524
REITs - Office Property	20,552	125,491	—	146,043
REITs - Shopping Centers	37,515	77,780	—	115,295
Road & Rail	—	18,683	—	18,683
Tobacco	368,998	117,689	—	486,687
Trading Companies & Distributors	—	342,339	—	342,339
Wireless Telecommunication Services	—	125,549	—	125,549
All Other Common Stocks(a)	29,123,439	—	—	29,123,439

Total Common Stocks	38,726,759	2,819,630	—	41,546,389

Senior Loans(a)	—	3,841,133	—	3,841,133
Exchange-Traded Funds	10,810,347	—	—	10,810,347
Preferred Stocks
Non-Convertible Preferred Stocks(a)	336,611	—	—	336,611
Convertible Preferred Stocks(a)	—	445,745	—	445,745

Total Preferred Stocks	336,611	445,745	—	782,356

Short-Term Investments	—	1,225,999	—	1,225,999

Total	$49,873,717	$55,978,493	$—	$105,852,210

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

87  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A common stock valued at $6,695 was transferred from Level 2 to Level 1 during the period ended June 30, 2019. At December 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or June 30, 2019:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$574	$—	$—	$(151)	$—
Home Construction	12	15,427	—	(15,427)	—
Loan Participations
ABS Other	425,679	17	36	3,396	—
Other Investments
Aircraft ABS	865,625	—	—	(1,625)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	58,567	—	—	—	—

Total	$1,350,457	$15,444	$36	$(13,807)	$—

|  88

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(14)	$—	$—	$409	$(153)
Home Construction	—	—	—	12	(15,427)
Loan Participations
ABS Other	(15,972)	—	—	413,156	3,446
Other Investments
Aircraft ABS	—	—	—	864,000	(1,625)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	(58,567)	—	—

Total	$(15,986)	$—	$(58,567)	$1,277,577	$(13,759)

A preferred stock valued at $58,567 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

89  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$—	$—	$5,674,747
ABS Other	57,551,934	—	42,645	(1,673,144)	3,744,533
ABS Student Loan	4,259,110	—	1,010	749	—
Airlines	1,202,015	—	—	—	—
Metals & Mining	845	7,865	—	(8,710)	—

Total	$63,013,904	$7,865	$43,655	$(1,681,105)	$9,419,280

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$—	$5,674,747	$—
ABS Other	(4,352,567)	—	(8,473,388)	46,840,013	(1,659,154)
ABS Student Loan	(489,001)	—	—	3,771,868	1,400
Airlines	—	—	(1,202,015)	—	—
Metals & Mining	—	—	—	— (a)	(8,710)

Total	$(4,841,568)	$—	$(9,675,403)	$56,286,628	$(1,666,464)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $8,473,388 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  90

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A debt security valued at $1,202,015 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts.

High Income Fund and Investment Grade Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2019, the Funds engaged in forward foreign currency transactions for hedging purposes.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(44,094)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$44,094

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(670,701)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$670,701

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

High Income Fund	Forwards
Average Notional Amount Outstanding	0.89%
Highest Notional Amount Outstanding	3.29%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2019	0.00%

Investment Grade Bond Fund	Forwards
Average Notional Amount Outstanding	0.30%
Highest Notional Amount Outstanding	1.09%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2019	0.00%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$3,705,584	$—	$30,297,773	$29,365,615
Investment Grade Bond Fund	166,555,343	149,883,372	1,295,643,239	641,929,694
Multi-Asset Income Fund	25,159,260	17,705,482	152,402,521	176,128,926

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to High Income Fund and Investment Grade Bond Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

|  92

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $15 billion	Over $15 billion
High Income Fund	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.38%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to Multi-Asset Income Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis.

Under the terms of the management agreement, Multi-Asset Income Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%

Natixis Advisors has entered into a subadvisory agreement for the Fund with Loomis Sayles. Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%

Payments to Natixis Advisors are reduced by the amounts of payments to Loomis Sayles, as calculated based on the table above.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.05%	1.80%	0.75%	0.80%	—
Investment Grade Bond Fund	0.78%	1.53%	0.48%	0.53%	1.03%
Multi-Asset Income Fund	0.95%	1.70%	0.65%	0.70%	—

Effective July 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Investment Grade Bond Fund	0.76%	1.51%	0.46%	0.51%	1.01%

These new undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  94

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$433,733	$108,658	$325,075	0.60%	0.45%
Investment Grade Bond Fund	10,898,680	661,556	10,237,124	0.40%	0.38%
Multi-Asset Income Fund	312,166	80,623	231,543	0.55%	0.41%

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2020.

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Under the Admin Class Plan, Investment Grade Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$28,712	$6,457	$—	$19,370	$—
Investment Grade Bond Fund	917,555	391,992	142,560	1,175,975	142,560
Multi-Asset Income Fund	58,944	28,389	—	85,167	—

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

|  96

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
High Income Fund	$31,932	$763	$31,169
Investment Grade Bond Fund	1,210,341	28,767	1,181,574
Multi-Asset Income Fund	25,218	600	24,618

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$70,738
Investment Grade Bond Fund	1,732,684
Multi-Asset Income Fund	32,533

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$1,698
Investment Grade Bond Fund	44,634
Multi-Asset Income Fund	832

Sub-transfer agent fees attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 were as follows:

Fund	Commissions
High Income Fund	$1,580
Investment Grade Bond Fund	16,877
Multi-Asset Income Fund	1,929

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  98

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustee of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund and Multi-Asset Income Fund representing 0.11% and 0.85%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the High Income Fund and Multi-Asset Income Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agent Fees and Expenses
Fund	Class N
High Income Fund	$92
Multi-Asset Income Fund	87

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

99  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$14,176	$3,199	$92	$63,955	$—
Investment Grade Bond Fund	323,013	138,120	3,168	1,333,000	50,182
Multi-Asset Income Fund	17,346	8,107	87	15,000	—

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

|  100

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	2	12.93%
Investment Grade Bond Fund	1	19.19%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Period Ended December 31, 2018(a)
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	287,961	$1,210,428	318,942	$1,321,333
Issued in connection with the reinvestment of distributions	115,582	485,691	84,926	349,137
Redeemed	(851,636)	(3,579,256)	(764,361)	(3,151,340)

Net change	(448,093)	$(1,883,137)	(360,493)	$(1,480,870)

Class C
Issued from the sale of shares	27,779	$117,607	42,068	$171,916
Issued in connection with the reinvestment of distributions	22,715	95,755	16,483	68,043
Redeemed	(246,818)	(1,039,500)	(186,823)	(777,538)

Net change	(196,324)	$(826,138)	(128,272)	$(537,579)

Class N
Issued from the sale of shares	252,994	$1,068,014	169,687	$691,887
Issued in connection with the reinvestment of distributions	73,040	307,059	43,495	178,710
Redeemed	(153,750)	(647,280)	(33,788)	(139,949)

Net change	172,284	$727,793	179,394	$730,648

Class Y
Issued from the sale of shares	3,390,776	$14,211,496	2,504,282	$10,312,064
Issued in connection with the reinvestment of distributions	524,422	2,200,935	433,237	1,776,880
Redeemed	(2,335,271)	(9,789,340)	(8,528,009)	(34,312,719)

Net change	1,579,927	$6,623,091	(5,590,490)	$(22,223,775)

Increase (decrease) from capital share transactions	1,107,794	$4,641,609	(5,899,861)	$(23,511,576)

(a)	For the period October 1, 2018 through December 31, 2018.

101  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Year Ended September 30, 2018
High Income Fund	Shares	Amount
Class A
Issued from the sale of shares	1,898,245	$8,166,854
Issued in connection with the reinvestment of distributions	243,140	1,040,786
Redeemed	(3,771,177)	(16,210,208)

Net change	(1,629,792)	$(7,002,568)

Class C
Issued from the sale of shares	122,450	$527,966
Issued in connection with the reinvestment of distributions	61,116	262,711
Redeemed	(1,279,539)	(5,486,771)

Net change	(1,095,973)	$(4,696,094)

Class N
Issued from the sale of shares	2,698,050	$11,518,120
Issued in connection with the reinvestment of distributions	61,394	259,688
Redeemed	(325,438)	(1,383,775)

Net change	2,434,006	$10,394,033

Class Y
Issued from the sale of shares	9,865,696	$42,237,402
Issued in connection with the reinvestment of distributions	1,120,509	4,782,844
Redeemed	(11,587,593)	(49,564,049)

Net change	(601,388)	$(2,543,803)

Increase (decrease) from capital share transactions	(893,147)	$(3,848,432)

|  102

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Period Ended December 31, 2018(a)
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	12,469,512	$137,005,518	6,491,737	$70,239,572
Issued in connection with the reinvestment of distributions	813,949	8,979,149	692,485	7,466,489
Redeemed	(12,930,016)	(142,151,973)	(11,048,598)	(119,531,449)

Net change	353,445	$3,832,694	(3,864,376)	$(41,825,388)

Class C
Issued from the sale of shares	786,697	$8,539,109	945,273	$10,091,858
Issued in connection with the reinvestment of distributions	252,745	2,753,866	284,418	3,032,080
Redeemed	(10,589,209)	(114,948,072)	(4,883,774)	(52,357,128)

Net change	(9,549,767)	$(103,655,097)	(3,654,083)	$(39,233,190)

Class N
Issued from the sale of shares	17,390,989	$191,294,727	7,202,004	$78,146,326
Issued in connection with the reinvestment of distributions	1,924,065	21,232,971	1,542,978	16,637,378
Redeemed	(14,641,506)	(161,103,742)	(9,753,310)	(105,566,599)

Net change	4,673,548	$51,423,956	(1,008,328)	$(10,782,895)

Class Y
Issued from the sale of shares	45,241,111	$496,817,718	26,286,587	$284,802,649
Issued in connection with the reinvestment of distributions	4,030,993	44,505,205	3,150,471	33,984,081
Redeemed	(41,084,746)	(452,530,727)	(32,471,159)	(351,840,854)

Net change	8,187,358	$88,792,196	(3,034,101)	$(33,054,124)

Admin Class
Issued from the sale of shares	995,600	$10,923,284	286,732	$3,102,815
Issued in connection with the reinvestment of distributions	139,932	1,539,955	117,845	1,266,981
Redeemed	(957,445)	(10,493,042)	(521,944)	(5,641,958)

Net change	178,087	$1,970,197	(117,367)	$(1,272,162)

Increase (decrease) from capital share transactions	3,842,671	$42,363,946	(11,678,255)	$(126,167,759)

(a)	For the period October 1, 2018 through December 31, 2018.

103  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Year Ended September 30, 2018
Investment Grade Bond Fund	Shares	Amount
Class A
Issued from the sale of shares	26,350,729	$290,166,021
Issued in connection with the reinvestment of distributions	1,939,385	21,405,938
Redeemed	(37,379,900)	(411,498,034)

Net change	(9,089,786)	$(99,926,075)

Class C
Issued from the sale of shares	2,011,124	$22,000,351
Issued in connection with the reinvestment of distributions	1,080,461	11,807,321
Redeemed	(26,695,866)	(290,792,159)

Net change	(23,604,281)	$(256,984,487)

Class N
Issued from the sale of shares	47,337,549	$520,862,751
Issued in connection with the reinvestment of distributions	3,799,061	41,897,623
Redeemed	(43,651,422)	(478,691,782)

Net change	7,485,188	$84,068,592

Class Y
Issued from the sale of shares	83,609,222	$923,226,055
Issued in connection with the reinvestment of distributions	8,916,183	98,436,771
Redeemed	(124,671,025)	(1,373,103,002)

Net change	(32,145,620)	$(351,440,176)

Admin Class
Issued from the sale of shares	9,244,822	$100,929,159
Issued in connection with the reinvestment of distributions	37,178	408,621
Redeemed	(1,018,175)	(11,215,394)

Net change	8,263,825	$90,122,386

Increase (decrease) from capital share transactions	(49,090,674)	$(534,159,760)

|  104

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	216,546	$2,695,484	1,636,199	$21,887,217
Issued in connection with the reinvestment of distributions	70,158	869,906	246,032	3,167,673
Redeemed	(1,969,598)	(24,412,282)	(1,495,395)	(19,584,653)

Net change	(1,682,894)	$(20,846,892)	386,836	$5,470,237

Class C
Issued from the sale of shares	61,203	$755,167	610,774	$8,033,966
Issued in connection with the reinvestment of distributions	23,942	295,493	102,629	1,321,750
Redeemed	(442,973)	(5,462,413)	(1,326,399)	(17,492,118)

Net change	(357,828)	$(4,411,753)	(612,996)	$(8,136,402)

Class N
Issued from the sale of shares	717	$8,981	—	$—
Issued in connection with the reinvestment of distributions	66	819	184	2,352

Net change	783	$9,800	184	$2,352

Class Y
Issued from the sale of shares	1,597,595	$19,687,554	1,950,280	$25,895,828
Issued in connection with the reinvestment of distributions	60,874	749,739	213,365	2,746,556
Redeemed	(1,274,319)	(15,771,925)	(2,215,349)	(28,814,661)

Net change	384,150	$4,665,368	(51,704)	$(172,277)

Decrease from capital share transactions	(1,655,789)	$(20,583,477)	(277,680)	$(2,836,090)

105  |

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report	SP2019-32

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

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Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

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NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES HIGH INCOME FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.42%	0.42%	0.29%	0.42%[1]	0.42%
Total annual fund operating expenses	1.27%	2.02%	0.89%	1.27%	1.02%
Fee waiver and/or expense reimbursement[2,3]	0.27%	0.27%	0.19%	0.27%	0.27%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.70%	1.00%	0.75%

1	Other expenses are estimated for the current fiscal year.

2

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking

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is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$523	$763	$1,046	$1,851
Class C	$278	$585	$1,041	$2,307
Class N	$72	$248	$458	$1,063
Class T	$349	$594	$882	$1,702
Class Y	$77	$274	$514	$1,202

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$178	$585	$1,041	$2,307

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.17%	0.17%	0.08%	0.17%[1]	0.17%	0.42 [2]
Total annual fund operating expenses	0.82%	1.57%	0.48%	0.82%	0.57%	1.07%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.02%	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	1.51%	0.46%	0.76%	0.51%	1.01%

1	Other expenses are estimated for the current fiscal year.

2	Other expenses include an administrative services fee of 0.25% for Admin Class shares.

3

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense,

This page not part of shareholder report

taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$499	$665	$850	$1,385
Class C	$254	$485	$845	$1,858
Class N	$47	$150	$265	$600
Class T	$326	$494	$683	$1,228
Class Y	$52	$171	$307	$703
Admin Class	$103	$329	$579	$1,295

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$154	$485	$845	$1,858

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LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

The biographical information for Matthew J. Eagan, under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Matthew J. Eagan is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

The biographical information for Elaine M. Stokes under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Elaine M. Stokes is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

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Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

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Semiannual Report

June 30, 2019

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols

Marc Briand	Class A MGGAX

Charles Portier	Class N MGGNX

Mirova US LLC	Class Y MGGYX
(formerly, a division within Ostrum Asset Management U.S., LLC)

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

1  |

Average Annual Total Returns — June 30, 20192

				Expense Ratio[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 2/28/17)
NAV	7.65%	8.56%	4.34%	1.39%	0.71%

Class A (Inception 2/28/17)
NAV	7.53	8.29	4.09	1.75	0.96
With 4.25% Maximum Sales Charge	2.97	3.65	2.18

Class N (Inception 2/28/17)
NAV	7.67	8.59	4.41	1.12	0.66

Comparative Performance
Bloomberg Barclays MSCI Green Bond Index[1]	7.72	9.32	5.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A ESGMX

Hua Cheng, CFA®, PhD	Class C ESGCX

Amber Fairbanks, CFA®	Class N ESGNX

Mirova US LLC	Class Y ESGYX
(formerly, a division within Ostrum Asset Management U.S., LLC)

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — June 30, 20193

	6 Months	1 Year	Life of Class		Expense Ratios[4]
					Gross	Net

Class Y (Inception 3/31/16)			Class Y/A/C	Class N
NAV	21.66%	11.71%	12.82%	—%	1.14%	0.95%

Class A (Inception 3/31/16)
NAV	21.47	11.43	12.55	—	1.38	1.20
With 5.75% Maximum Sales Charge	14.47	5.02	10.51	—

Class C (Inception 3/31/16)
NAV	20.98	10.61	11.70	—	2.13	1.95
With CDSC[1]	19.98	9.61	11.70	—

Class N (Inception 5/1/17)
NAV	21.66	11.78	—	13.26	1.07	0.92

Comparative Performance
MSCI World Index (Net)[2]	16.98	6.33	11.17	9.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A MRVAX

Hua Cheng, CFA® PhD	Class N MRVNX

Amber Fairbanks, CFA®	Class Y MRVYX

Mirova US LLC (formerly, a division within Ostrum Asset Management U.S., LLC)

Investment Goal

The Fund seeks long-term capital appreciation.

5  |

Total Returns — June 30, 20192

	6 Months[4]	Life of Fund	Expense Ratios[3]
			Gross	Net

Class Y (Inception 12/28/18)
NAV	15.03%	15.14%	1.74%	0.95%

Class A (Inception 12/28/18)
NAV	14.82	14.94	1.99	1.20
With 5.75% Maximum Sales Charge	8.23	8.33

Class N (Inception 12/28/18)
NAV	15.03	15.14	1.64	0.90

Comparative Performance
MSCI EAFE Index (Net)[1]	14.03	14.53

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,075.30	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class N
Actual	$1,000.00	$1,076.70	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31
Class Y
Actual	$1,000.00	$1,076.50	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96%, 0.66% and 0.71% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  8

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,214.70	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class C
Actual	$1,000.00	$1,209.80	$10.74
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79
Class N
Actual	$1,000.00	$1,216.60	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56
Class Y
Actual	$1,000.00	$1,216.60	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 1.96%, 0.91% and 0.96% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019**	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019**
Class A
Actual	$1,000.00	$1,145.90	$6.44
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class N
Actual	$1,000.00	$1,148.00	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61
Class Y
Actual	$1,000.00	$1,148.00	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 0.92% and 0.97% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

**

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only. Amounts expressed in the table include the effect of such adjustments.

9  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. Mirova International Sustainable Equity Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory agreement is effective until December 28, 2020.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts, with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category,

|  10

where available, performance ratings provided by a third-party, where available, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, for any Funds with more than one year’s performance, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

11  |

The Board noted that, through December 31, 2018, each Fund’s one-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Mirova Global Sustainable Equity Fund	29%	N/A	N/A
Mirova Global Green Bond Fund	33%	N/A	N/A

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their caps.

The Trustees noted that the Mirova Global Sustainable Equity Fund had a contractual advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that management believes the fee rate is reasonable considering that the profitability from the advisory and administrative relationships with the Fund was still negative and therefore the effective advisory fee rate is less than the contractual fee rate.

|  12

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. The Trustees noted that each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with

13  |

these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.7% of Net Assets
	Australia — 1.2%
300,000	Westpac Banking Corp., EMTN, 0.625%, 11/22/2024, (EUR)(a)	$350,101

	Austria — 0.8%
200,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	244,372

	Belgium — 2.4%
400,000	KBC Group NV, EMTN, 0.875%, 6/27/2023, (EUR)(a)	468,258
200,000	Kingdom of Belgium, Series 86, 1.250%, 4/22/2033, (EUR)(a)	254,933

		723,191

	Brazil — 1.4%
400,000	Fibria Overseas Finance Ltd., 5.500%, 1/17/2027(a)	428,604

	Canada — 2.7%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	769,761
50,000	Province of Quebec Canada, 2.600%, 7/06/2025, (CAD)(a)	39,761

		809,522

	Denmark — 2.5%
600,000	Orsted AS, 1.500%, 11/26/2029, (EUR)(a)	736,893

	Finland — 0.7%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	197,704

	France — 16.5%
800,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	845,576
200,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	239,014
2,050,000	France Government Bond OAT, 1.750%, 6/25/2039, 144A, (EUR)(a)	2,839,855
300,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	361,555
100,000	SNCF Reseau, EMTN, 1.000%, 11/09/2031, (EUR)(a)	120,862
400,000	SNCF Reseau, EMTN, 1.875%, 3/30/2034, (EUR)(a)	531,499

		4,938,361

	Germany — 2.8%
500,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	575,385
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	262,835

		838,220

	India — 2.0%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	610,270

	Indonesia — 0.7%
200,000	Republic of Indonesia, 3.750%, 3/01/2023(a)	205,660

	Italy — 2.3%
300,000	Ferrovie dello Stato Italiane SpA., EMTN, 0.875%, 12/07/2023, (EUR)	342,703
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)(a)	345,430

		688,133

	Japan — 4.3%
700,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)(a)	820,732
400,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	468,090

		1,288,822

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Korea — 2.0%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021(a)	$400,407
200,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	209,484

		609,891

	Lithuania — 3.5%
500,000	Lietuvos Energija UAB, EMTN, 1.875%, 7/10/2028, (EUR)(a)	586,459
400,000	Lietuvos Energija UAB, EMTN, 2.000%, 7/14/2027, (EUR)(a)	478,765

		1,065,224

	Mexico — 0.7%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020(a)	200,452

	Netherlands — 6.8%
200,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026(a)	203,775
500,000	Royal Schiphol Group NV, EMTN, 1.500%, 11/05/2030, (EUR)(a)	615,349
200,000	TenneT Holding BV, (fixed rate to 6/01/2024, variable rate thereafter), 2.995%, (EUR)(a)(b)	239,677
100,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	118,695
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	367,527
200,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	251,194
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)(a)	256,907

		2,053,124

	Norway — 0.7%
200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	198,317

	Portugal — 2.1%
200,000	EDP - Energias de Portugal S.A., (fixed rate to 4/30/2024, variable rate thereafter), 4.496%, 4/30/2079, (EUR)(a)	248,456
300,000	EDP Finance BV, EMTN, 1.875%, 10/13/2025, (EUR)(a)	369,012

		617,468

	Spain — 5.1%
300,000	ACS Servicios Comunicaciones y Energia, S.L., 1.875%, 4/20/2026, (EUR)	348,999
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	576,368
500,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	601,988

		1,527,355

	Supranationals — 4.4%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027(a)	102,205
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	205,873
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	722,050
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	202,582
100,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	101,023

		1,333,733

	Sweden — 2.0%
600,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	598,687

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — 4.5%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	$631,803
200,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	231,979
200,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)(a)	236,744
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	265,186

		1,365,712

	United States — 17.6%
300,000	Apple, Inc., 2.850%, 2/23/2023(a)	307,196
900,000	Apple, Inc., 3.000%, 6/20/2027(a)	922,326
600,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	611,563
500,000	Citigroup, Inc., EMTN, 0.500%, 1/29/2022, (EUR)(a)	576,730
400,000	Digital Euro Finco LLC, 2.500%, 1/16/2026, (EUR)(a)	495,987
600,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	625,318
600,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	663,741
100,000	Southern Power Co., 1.850%, 6/20/2026, (EUR)(a)	123,319
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	426,312
500,000	Verizon Communications, Inc., 3.875%, 2/08/2029(a)	536,312

		5,288,804

	Total Bonds and Notes (Identified Cost $25,602,977)	26,918,620

Short-Term Investments — 6.2%
1,848,737	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $1,848,968 on 7/01/2019 collateralized by $1,820,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $1,887,453 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,848,737)	1,848,737

	Total Investments — 95.9% (Identified Cost $27,451,714)	28,767,357
	Other assets less liabilities — 4.1%	1,240,673

	Net Assets — 100.0%	$30,008,030

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $2,839,855 or 9.5% of net assets.

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Green Bond Fund – (continued)

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl® 30 Year Bond	9/06/2019	2	$447,608	$461,435	$13,827
German Euro Bund	9/06/2019	15	2,904,794	2,946,340	41,546
Ultra Long U.S. Treasury Bond	9/19/2019	2	351,375	355,125	3,750

Total					$59,123

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2019	1	$150,335	$155,594	$(5,259)
Australian Dollar	9/16/2019	5	348,392	351,800	(3,408)
British Pound	9/16/2019	12	959,831	956,175	3,656
Canadian Dollar	9/17/2019	11	828,832	842,105	(13,273)
Euro	9/16/2019	110	15,691,796	15,738,938	(47,142)
UK Long Gilt	9/26/2019	1	164,216	165,474	(1,258)

Total					$(66,684)

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Utility - Electric	19.4%
Bank	13.8
Industrial	11.4
Government National	11.0
Financial	10.5
Special Purpose	5.2
Supra-National	4.4
Government Agency	4.3
Government Regional	3.4
Gas Transmission	2.5
Transportation - Rail	2.0
Telephone	1.8
Short - Term Investments	6.2

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

Euro	51.4%
United States Dollar	37.9
British Pound	3.0
Canadian Dollar	2.7
Australian Dollar	0.9

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Belgium — 2.2%
37,012	KBC Group NV	$2,428,923

	China — 1.0%
177,901	BYD Co. Ltd.	1,075,674

	Denmark — 11.1%
14,221	Chr. Hansen Holding AS	1,338,268
9,129	Coloplast AS, Series B	1,031,931
73,408	Novo Nordisk AS, Class B	3,749,475
32,600	Orsted AS, 144A	2,820,191
34,518	Vestas Wind Systems AS	2,990,422

		11,930,287

	France — 5.8%
24,991	Danone S.A.	2,116,043
23,193	EssilorLuxottica S.A.	3,022,555
34,036	Valeo S.A.	1,108,074

		6,246,672

	Germany — 5.8%
4,902	Allianz SE, (Registered)	1,182,245
24,060	Fresenius SE & Co. KGaA, Sponsored ADR	1,306,458
39,532	Symrise AG	3,806,543

		6,295,246

	Hong Kong — 2.5%
252,858	AIA Group Ltd.	2,730,588

	Japan — 4.4%
96,900	Sekisui House Ltd.	1,596,583
30,000	Takeda Pharmaceutical Co. Ltd.	1,067,185
71,000	Terumo Corp.	2,121,014

		4,784,782

	Netherlands — 1.4%
7,075	ASML Holding NV	1,472,236

	Singapore — 0.8%
1,155,300	Raffles Medical Group Ltd.	888,322

	Switzerland — 0.8%
1,813	Geberit AG, (Registered)	847,444

	Taiwan — 1.9%
52,800	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,068,176

	United Kingdom — 5.1%
467,239	Legal & General Group PLC	1,600,766
85,685	Prudential PLC	1,870,587
32,715	Unilever NV	1,987,702

		5,459,055

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)
	United States — 55.5%
4,000	Adobe, Inc.(a)	$1,178,600
3,795	Alphabet, Inc., Class A(a)	4,109,226
1,299	Amazon.com, Inc.(a)	2,459,826
23,668	American Water Works Co., Inc.	2,745,488
22,700	Aptiv PLC	1,834,841
33,071	Danaher Corp.	4,726,507
46,557	Eaton Corp. PLC	3,877,267
60,013	eBay, Inc.	2,370,514
22,588	Ecolab, Inc.	4,459,775
6,396	Estee Lauder Cos., Inc. (The), Class A	1,171,172
21,797	Gilead Sciences, Inc.	1,472,605
2,199	Illumina, Inc.(a)	809,562
5,697	International Flavors & Fragrances, Inc.	826,578
19,823	MasterCard, Inc., Class A	5,243,778
39,441	Microsoft Corp.	5,283,516
7,792	NextEra Energy, Inc.	1,596,269
17,893	Oracle Corp.	1,019,364
9,474	Roper Technologies, Inc.	3,469,947
11,494	Signature Bank	1,388,935
17,624	Thermo Fisher Scientific, Inc.	5,175,816
20,946	Visa, Inc., Class A	3,635,178
10,900	Watts Water Technologies, Inc., Series A	1,015,662

		59,870,426

	Total Common Stocks (Identified Cost $86,308,733)	106,097,831

Principal Amount
Short-Term Investments — 1.2%
$1,276,222	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $1,276,382 on 7/01/2019 collateralized by $1,260,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $1,306,698 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,276,222)	1,276,222

	Total Investments — 99.5% (Identified Cost $87,584,955)	107,374,053
	Other assets less liabilities — 0.5%	491,360

	Net Assets — 100.0%	$107,865,413

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $2,820,191 or 2.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2019 (Unaudited)

Chemicals	9.6%
IT Services	8.3
Health Care Equipment & Supplies	7.3
Software	6.9
Insurance	6.8
Electrical Equipment	6.4
Life Sciences Tools & Services	5.5
Internet & Direct Marketing Retail	4.5
Pharmaceuticals	4.5
Electric Utilities	4.1
Interactive Media & Services	3.8
Banks	3.5
Semiconductors & Semiconductor Equipment	3.3
Industrial Conglomerates	3.2
Personal Products	3.0
Textiles, Apparel & Luxury Goods	2.8
Auto Components	2.7
Water Utilities	2.5
Health Care Providers & Services	2.0
Food Products	2.0
Other Investments, less than 2% each	5.6
Short-Term Investments	1.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	58.6%
Euro	17.1
Danish Krone	11.1
Japanese Yen	4.4
Hong Kong Dollar	3.5
British Pound	3.2
Other, less than 2% each	1.6

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 92.2% of Net Assets
	Australia — 3.1%
25,353	Brambles Ltd.	$229,612
69,752	Stockland	204,516

		434,128

	Belgium — 4.6%
7,742	KBC Group NV	508,071
4,633	Umicore S.A.	148,681

		656,752

	China — 1.2%
29,000	BYD Co. Ltd.	175,348

	Denmark — 11.0%
4,159	Chr. Hansen Holding AS	391,383
8,190	Novo Nordisk AS, Class B	418,322
3,707	Orsted AS, 144A	320,689
4,910	Vestas Wind Systems AS	425,371

		1,555,765

	France — 15.8%
1,531	Air Liquide S.A.	214,139
17,517	Credit Agricole S.A.	209,025
2,665	Danone S.A.	225,651
1,596	Dassault Systemes SE	254,571
3,445	EssilorLuxottica S.A.	448,959
821	L’Oreal S.A.	233,433
1,843	Orpea	222,306
14,195	Suez	204,825
6,732	Valeo S.A.	219,167

		2,232,076

	Germany — 7.2%
933	Allianz SE, (Registered)	225,017
3,857	Fresenius SE & Co. KGaA, Sponsored ADR	209,435
2,480	SAP SE	339,988
2,485	Symrise AG	239,281

		1,013,721

	Hong Kong — 4.0%
52,200	AIA Group Ltd.	563,703

	Ireland — 3.8%
5,942	Kingspan Group PLC	322,698
7,074	Smurfit Kappa Group PLC	214,359

		537,057

	Japan — 16.0%
3,300	Kao Corp.	251,804
26,000	Kubota Corp.	434,369
16,900	Sekisui House Ltd.	278,455
800	Shimano, Inc.	119,208

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova International Sustainable Equity Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
8,700	Takeda Pharmaceutical Co. Ltd.	$309,484
11,000	Terumo Corp.	328,608
4,300	Toyota Motor Corp.	266,874
3,500	West Japan Railway Co.	283,274

		2,272,076

	Netherlands — 2.4%
1,614	ASML Holding NV	335,857

	Norway — 1.0%
6,478	Telenor ASA	137,633

	Singapore — 0.8%
151,700	Raffles Medical Group Ltd.	116,644

	Switzerland — 1.6%
491	Geberit AG, (Registered)	229,506

	Taiwan — 3.7%
13,497	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	528,677

	United Kingdom — 16.0%
4,092	Croda International PLC	266,170
14,618	Halma PLC	375,428
5,265	Johnson Matthey PLC	222,591
24,313	Land Securities Group PLC	257,541
129,079	Legal & General Group PLC	442,226
14,325	Prudential PLC	312,729
1,592	Spirax-Sarco Engineering PLC	185,850
3,457	Unilever NV	210,041

		2,272,576

	Total Common Stocks (Identified Cost $11,692,324)	13,061,519

	Total Investments — 92.2% (Identified Cost $11,692,324)	13,061,519
	Other assets less liabilities — 7.8%	1,099,892

	Net Assets — 100.0%	$14,161,411

(†)	See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $320,689 or 2.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Mirova International Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Insurance	10.9%
Chemicals	10.5
Semiconductors & Semiconductor Equipment	6.1
Pharmaceuticals	5.1
Banks	5.1
Personal Products	5.0
Machinery	4.4
Software	4.2
Building Products	3.9
Health Care Providers & Services	3.9
REITs - Diversified	3.3
Textiles, Apparel & Luxury Goods	3.2
Automobiles	3.1
Electrical Equipment	3.0
Electronic Equipment, Instruments & Components	2.6
Health Care Equipment & Supplies	2.3
Electric Utilities	2.3
Road & Rail	2.0
Other Investments, less than 2% each	11.3

Total Investments	92.2
Other assets less liabilities	7.8

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

Euro	35.3%
Japanese Yen	16.0
British Pound	14.5
Danish Krone	11.0
Hong Kong Dollar	5.2
United States Dollar	3.7
Australian Dollar	3.1
Other, less than 2% each	3.4

Total Investments	92.2
Other assets less liabilities	7.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Mirova Global Green Bond Fund	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
ASSETS
Investments at cost	$27,451,714	$87,584,955	$11,692,324
Net unrealized appreciation	1,315,643	19,789,098	1,369,195

Investments at value	28,767,357	107,374,053	13,061,519
Cash	—	—	334,877
Due from brokers (including variation margin on futures contracts) (Note 2)	530,442	—	—
Foreign currency at value (identified cost $548,201, $1,208,859 and $735,313, respectively)	536,338	1,212,295	748,452
Receivable for Fund shares sold	67,499	235,359	—
Receivable from investment adviser (Note 6)	—	—	6,282
Receivable for securities sold	—	39,395	—
Dividends and interest receivable	164,081	83,358	31,754
Tax reclaims receivable	433	98,919	18,815
Unrealized appreciation on futures contracts (Note 2)	62,779	—	—
Prepaid expenses (Note 8)	3	11	1

TOTAL ASSETS	30,128,932	109,043,390	14,201,700

LIABILITIES
Payable for Fund shares redeemed	—	1,063,193	—
Unrealized depreciation on futures contracts (Note 2)	70,340	—	—
Management fees payable (Note 6)	3,721	60,014	—
Deferred Trustees’ fees (Note 6)	7,952	13,598	2,258
Administrative fees payable (Note 6)	1,044	3,771	495
Payable to distributor (Note 6d)	79	750	—
Other accounts payable and accrued expenses	37,766	36,651	37,536

TOTAL LIABILITIES	120,902	1,177,977	40,289

NET ASSETS	$30,008,030	$107,865,413	$14,161,411

NET ASSETS CONSIST OF:
Paid-in capital	$28,752,842	$87,338,860	$12,628,389
Accumulated earnings	1,255,188	20,526,553	1,533,022

NET ASSETS	$30,008,030	$107,865,413	$14,161,411

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Mirova Global Green Bond Fund	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$898,133	$8,511,829	$1,151

Shares of beneficial interest	86,432	617,296	100

Net asset value and redemption price per share	$10.39	$13.79	$11.48	*

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.85	$14.63	$12.18

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$—	$3,636,577	$—

Shares of beneficial interest	—	269,760	—

Net asset value and offering price per share	$—	$13.48	$—

Class N shares:
Net assets	$26,247,741	$3,466,099	$14,159,107

Shares of beneficial interest	2,520,695	250,163	1,231,080

Net asset value, offering and redemption price per share	$10.41	$13.86	$11.50

Class Y shares:
Net assets	$2,862,156	$92,250,908	$1,153

Shares of beneficial interest	275,206	6,656,901	100

Net asset value, offering and redemption price per share	$10.40	$13.86	$11.50	*

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  28

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Mirova Global Green Bond Fund	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$—	$1,116,413	$235,990
Interest	283,716	17,827	—
Less net foreign taxes withheld	(216)	(97,526)	(31,127)

	283,500	1,036,714	204,863

Expenses
Management fees (Note 6)	80,879	382,852	47,112
Service and distribution fees (Note 6)	1,080	24,828	2
Administrative fees (Note 6)	6,532	21,253	2,615
Trustees’ fees and expenses (Note 6)	9,663	10,826	8,922
Transfer agent fees and expenses (Notes 6 and 7)	4,992	34,744	1,113
Audit and tax services fees	21,346	21,153	18,625
Custodian fees and expenses	5,563	7,284	3,494
Interest expense (Note 10)	1,836	3,474	1,175
Legal fees (Note 8)	520	1,654	187
Registration fees	42,225	61,641	26,487
Shareholder reporting expenses	2,998	8,210	1,940
Miscellaneous expenses (Note 8)	12,945	14,926	9,963

Total expenses	190,579	592,845	121,635
Less waiver and/or expense reimbursement (Note 6)	(91,418)	(110,707)	(67,457)

Net expenses	99,161	482,138	54,178

Net investment income	184,339	554,576	150,685

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	33,038	233,441	8,464
Futures contracts	333,494	—	—
Foreign currency transactions (Note 2c)	(20,102)	(4,823)	5,794
Net change in unrealized appreciation (depreciation) on:
Investments	1,610,066	17,402,984	1,338,824
Futures contracts	47,400	—	—
Foreign currency translations (Note 2c)	4,486	3,719	8,307

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	2,008,382	17,635,321	1,361,389

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,192,721	$18,189,897	$1,512,074

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets

	Mirova Global Green Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$184,339	$310,130
Net realized gain on investments, futures contracts and foreign currency transactions	346,430	1,457,603
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	1,661,952	(1,486,601)

Net increase in net assets resulting from operations	2,192,721	281,132

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,396)	(25,878)
Class N	(172,586)	(914,209)
Class Y	(12,891)	(25,543)

Total distributions	(189,873)	(965,630)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(1,063,291)	3,764,971

Net increase in net assets	939,557	3,080,473
NET ASSETS
Beginning of the period	29,068,473	25,988,000

End of the period	$30,008,030	$29,068,473

See accompanying notes to financial statements.

|  30

Statements of Changes in Net Assets (continued)

	Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$554,576	$216,571
Net realized gain on investments and foreign currency transactions	228,618	3,491,955
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	17,406,703	(10,610,033)

Net increase (decrease) in net assets resulting from operations	18,189,897	(6,901,507)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(64,139)	(230,293)
Class C	(28,254)	(99,367)
Class N	(28,357)	(102,891)
Class Y	(696,276)	(2,994,214)

Total distributions	(817,026)	(3,426,765)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	8,879,755	24,155,904

Net increase in net assets	26,252,626	13,827,632
NET ASSETS
Beginning of the period	81,612,787	67,785,155

End of the period	$107,865,413	$81,612,787

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)
FROM OPERATIONS:
Net investment income (loss)	$150,685	$(740)
Net realized gain on investments and foreign currency transactions	14,258	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,347,131	35,530

Net increase in net assets resulting from operations	1,512,074	34,790

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1)	—
Class N	(13,840)	—
Class Y	(1)	—

Total distributions	(13,842)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	2,626,389	10,002,000

Net increase in net assets	4,124,621	10,036,790
NET ASSETS
Beginning of the period	10,036,790	—

End of the period	$14,161,411	$10,036,790

(a)	From commencement of operations on December 28, 2018 through December 31, 2018.

See accompanying notes to financial statements.

|  32

Financial Highlights

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.71		$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08		0.04
Net realized and unrealized gain (loss)	0.68		(0.02)		0.11

Total from Investment Operations	0.73		0.06		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.31)		(0.19)

Net asset value, end of the period	$10.39		$9.71		$9.96

Total return(b)(c)	7.53	%(d)	0.64%		1.46	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$898		$814		$139
Net expenses(e)	0.96	%(f)(g)	0.96	%(h)	0.96	%(f)(i)
Gross expenses	1.89	%(f)(g)	1.75	%(h)	5.23	%(f)(i)
Net investment income	0.97	%(f)	0.85%		0.49	%(f)
Portfolio turnover rate	21%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.88%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.74%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.73		$9.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.06
Net realized and unrealized gain (loss)	0.68		(0.02)		0.12

Total from Investment Operations	0.74		0.09		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.34)		(0.20)

Net asset value, end of the period	$10.41		$9.73		$9.98

Total return(b)	7.67	%(c)	0.93%		1.77	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,248		$27,050		$25,805
Net expenses(d)	0.66	%(e)(f)	0.66	%(g)	0.67	%(e)(h)
Gross expenses	1.26	%(e)(f)	1.12	%(g)	1.11	%(e)(h)
Net investment income	1.26	%(e)	1.13%		0.75	%(e)
Portfolio turnover rate	21%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.24%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.11%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.72		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12		0.06
Net realized and unrealized gain (loss)	0.68		(0.03)		0.11

Total from Investment Operations	0.74		0.09		0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.34)		(0.20)

Net asset value, end of the period	$10.40		$9.72		$9.97

Total return(b)	7.65	%(c)	0.89%		1.66	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,862		$1,205		$43
Net expenses(d)	0.71	%(e)(f)	0.71	%(g)	0.71	%(e)(h)
Gross expenses	1.61	%(e)(f)	1.39	%(g)	3.62	%(e)(h)
Net investment income	1.23	%(e)	1.19%		0.71	%(e)
Portfolio turnover rate	21%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.60%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.39%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$11.45		$12.77		$9.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.00	(b)	(0.04)	0.02
Net realized and unrealized gain (loss)	2.39		(0.84)		3.06	(0.11)

Total from Investment Operations	2.45		(0.84)		3.02	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.03)	(0.00	)(b)
Net realized capital gains	(0.11)		(0.48)		(0.12)	(0.01)

Total Distributions	(0.11)		(0.48)		(0.15)	(0.01)

Net asset value, end of the period	$13.79		$11.45		$12.77	$9.90

Total return(c)(d)	21.47	%(e)	(6.54)%		30.44%	(0.85	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,512		$6,360		$3,260	$71
Net expenses(f)	1.21	%(g)(h)	1.30	%(i)(j)	1.29%	1.30	%(g)
Gross expenses	1.44	%(g)(h)	1.39	%(j)	1.43%	1.72	%(g)
Net investment income (loss)	0.97	%(g)	0.03%		(0.36)%	0.23	%(g)
Portfolio turnover rate	16%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.43%.
(i)	Effective December 28, 2018, the expense limit decreased from 1.30% to 1.20%.
(j)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$11.24		$12.63		$9.85	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.09)		(0.12)	(0.06)
Net realized and unrealized gain (loss)	2.34		(0.82)		3.02	(0.08)

Total from Investment Operations	2.35		(0.91)		2.90	(0.14)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.11)		(0.48)		(0.12)	(0.01)

Net asset value, end of the period	$13.48		$11.24		$12.63	$9.85

Total return(b)(c)	20.98	%(d)	(7.20)%		29.40%	(1.39	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,637		$2,706		$1,164	$52
Net expenses(e)	1.96	%(f)(g)	2.05	%(h)(i)	2.04%	2.05	%(f)
Gross expenses	2.19	%(f)(g)	2.14	%(h)	2.18%	2.20	%(f)
Net investment income (loss)	0.23	%(f)	(0.72)%		(1.02)%	(0.77	)%(f)
Portfolio turnover rate	16%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.18%.
(h)	Includes interest expense of less than 0.01%.
(i)	Effective December 28, 2018, the expense limit decreased from 2.05% to 1.95%.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.49		$12.81		$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08		(0.01)		0.02
Net realized and unrealized gain (loss)	2.40		(0.79)		1.66

Total from Investment Operations	2.48		(0.80)		1.68

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		(0.04)
Net realized capital gains	(0.11)		(0.48)		(0.12)

Total Distributions	(0.11)		(0.52)		(0.16)

Net asset value, end of the period	$13.86		$11.49		$12.81

Total return(b)	21.66	%(c)	(6.26)%		14.81	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,466		$2,842		$1
Net expenses(d)	0.91	%(e)(f)	1.01	%(g)(h)	1.00	%(e)
Gross expenses	1.12	%(e)(f)	1.08	%(h)	14.30	%(e)
Net investment income (loss)	1.25	%(e)	(0.08)%		0.29	%(e)
Portfolio turnover rate	16%		19%		20	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.11%.
(g)	Effective December 28, 2018, the expense limit decreased from 1.00% to 0.90%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.99% and the ratio of gross expenses would have been 1.07%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$11.49		$12.81		$9.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.04		0.03	0.03
Net realized and unrealized gain (loss)	2.40		(0.85)		3.02	(0.10)

Total from Investment Operations	2.48		(0.81)		3.05	(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)		(0.03)	(0.01)
Net realized capital gains	(0.11)		(0.48)		(0.12)	(0.01)

Total Distributions	(0.11)		(0.51)		(0.15)	(0.02)

Net asset value, end of the period	$13.86		$11.49		$12.81	$9.91

Total return(b)	21.66	%(c)	(6.32)%		30.75%	(0.70	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$92,251		$69,705		$63,359	$49,593
Net expenses(d)	0.96	%(e)(f)	1.05	%(g)(h)	1.04%	1.05	%(e)
Gross expenses	1.19	%(e)(f)	1.15	%(g)	1.16%	1.21	%(e)
Net investment income	1.21	%(e)	0.29%		0.26%	0.35	%(e)
Portfolio turnover rate	16%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.18%.
(g)	Includes interest expense of less than 0.01%.
(h)	Effective December 28, 2018, the expense limit decreased from 1.05% to 0.95%.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		(0.00	)(b)
Net realized and unrealized gain (loss)	1.35		0.03

Total from Investment Operations	1.46		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—

Net asset value, end of the period	$11.48		$10.03

Total return(c)(d)	14.59	%(e)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(f)(g)	1.21	%(h)	1.20%
Gross expenses(g)	92.71	%(h)	22.87%
Net investment income (loss)(g)	2.10%		(1.20)%
Portfolio turnover rate	2%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 92.70%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14		(0.00	)(b)
Net realized and unrealized gain (loss)	1.34		0.03

Total from Investment Operations	1.48		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—

Net asset value, end of the period	$11.50		$10.03

Total return(c)	14.80	%(d)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,159		$10,035
Net expenses(e)(f)	0.92	%(g)	0.90%
Gross expenses(f)	2.05	%(g)	22.55%
Net investment income (loss)(f)	2.56%		(0.90)%
Portfolio turnover rate	2%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 2.03%.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		(0.00	)(b)
Net realized and unrealized gain (loss)	1.35		0.03

Total from Investment Operations	1.48		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—

Net asset value, end of the period	$11.50		$10.03

Total return(c)	14.80	%(d)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(e)(f)	0.97	%(g)	0.95%
Gross expenses(f)	92.39	%(g)	22.51%
Net investment income (loss)(f)	2.35%		(0.95)%
Portfolio turnover rate	2%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 92.38%.

See accompanying notes to financial statements.

|  42

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Mirova International Sustainable Equity Fund (the “International Sustainable Equity Fund”)

Global Sustainable Equity Fund and International Sustainable Equity Fund are diversified investment companies. Global Green Bond Fund is a non-diversified investment company.

Each Fund offers Class A, Class N and Class Y shares. Global Sustainable Equity Fund also offers Class C shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Sustainable Equity Fund and International Sustainable Equity Fund and 4.25% for Global Green Bond Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2019 securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$44,159,229	40.9%
International Sustainable Equity Fund	12,210,144	86.2%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended June 30, 2019, the amount of income available to be distributed by the Global Green Bond Fund has been reduced by $46,704 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

f.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and premium amortization.

Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, futures contract mark-to-market, return of capital distributions received, deferred Trustee’s fees and forward foreign currency contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Green Bond Fund	$965,630	$—	$965,630
Global Sustainable Equity Fund	188,601	3,238,164	3,426,765
International Sustainable Equity Fund	—	—	—

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(158,702)	$—	$—
Long-term:
No expiration date	(278,232)	—	—

Total capital loss carryforward	$(436,934)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(13,077)	$—

*

Under current tax law, capital losses, foreign currency losses and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Sustainable Equity Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Unrealized appreciation (depreciation)
Investments	$1,141,015	$19,789,098	$1,369,195
Foreign currency translations	114,370	3,390	13,466

Total unrealized appreciation	$1,255,385	$19,792,488	$1,382,661

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Federal tax cost	$27,494,316	$87,584,955	$11,692,324

Gross tax appreciation	$1,493,978	$21,284,681	$1,432,630
Gross tax depreciation	(228,498)	(1,495,583)	(63,435)

Net tax appreciation	$1,265,480	$19,789,098	$1,369,195

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivative mark-to-market.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$26,918,620	$—	$26,918,620
Short-Term Investments	—	1,848,737	—	1,848,737
Futures Contracts (unrealized appreciation)	62,779	—	—	62,779

Total	$62,779	$28,767,357	$—	$28,830,136

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Global Green Bond Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(70,340)	$—	$—	$(70,340)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,428,923	$—	$2,428,923
China	—	1,075,674	—	1,075,674
Denmark	—	11,930,287	—	11,930,287
France	—	6,246,672	—	6,246,672
Germany	—	6,295,246	—	6,295,246
Hong Kong	—	2,730,588	—	2,730,588
Japan	—	4,784,782	—	4,784,782
Netherlands	—	1,472,236	—	1,472,236
Singapore	—	888,322	—	888,322
Switzerland	—	847,444	—	847,444
United Kingdom	—	5,459,055	—	5,459,055
All Other Common Stocks(a)	61,938,602	—	—	61,938,602

Total Common Stocks	61,938,602	44,159,229	—	106,097,831

Short-Term Investments	—	1,276,222	—	1,276,222

Total Investments	$61,938,602	$45,435,451	$—	$107,374,053

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

International Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$434,128	$—	$434,128
Belgium	—	656,752	—	656,752
China	—	175,348	—	175,348
Denmark	—	1,555,765	—	1,555,765
France	—	2,232,076	—	2,232,076
Germany	—	1,013,721	—	1,013,721
Hong Kong	—	563,703	—	563,703
Ireland	322,698	214,359	—	537,057
Japan	—	2,272,076	—	2,272,076
Netherlands	—	335,857	—	335,857
Norway	—	137,633	—	137,633
Singapore	—	116,644	—	116,644
Switzerland	—	229,506	—	229,506
Taiwan	528,677	—	—	528,677
United Kingdom	—	2,272,576	—	2,272,576

Total	$851,375	$12,210,144	$—	$13,061,519

A common stock valued at $209,450 was transferred from Level 2 to Level 1 during the period ended June 30, 2019. At December 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A common stock valued at $154,206 was transferred from Level 1 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2019, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Global Green Bond Fund used during the period include futures contracts.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in various types of futures contracts for hedging, investment purposes and to manage duration.

Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subjected to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in the interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2019, the Fund used U.S. and foreign Treasury bond futures to manage duration and gain yield curve exposure.

Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2019, the Fund used currency futures for hedging purposes.

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$59,123
Foreign exchange contracts	3,656

Total exchange-traded asset derivatives	$62,779

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(6,517)
Foreign exchange contracts	(63,823)

Total exchange-traded liability derivatives	$(70,340)

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(29,617)
Foreign exchange contracts	363,111

Total	$333,494

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$84,914
Foreign exchange contracts	(37,514)

Total	$47,400

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2019:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	77.38%
Highest Notional Amount Outstanding	79.32%
Lowest Notional Amount Outstanding	73.22%
Notional Amount Outstanding as of June 30, 2019	73.22%

Notional amounts outstanding at the end of the prior period are included in the averages above.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Green Bond Fund	$603,469	$603,469

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Green Bond Fund	$5,550,315	$6,483,964
Global Sustainable Equity Fund	21,513,005	14,573,882
International Sustainable Equity Fund	2,552,906	209,152

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Mirova US LLC (“Mirova US”) (formerly a division within Ostrum Asset Management U.S., LLC (“Ostrum US”)) serves as investment adviser to the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.55%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%

Prior to March 29, 2019, Ostrum US served as investment advisor to the Fund, and was paid a management fee at the same annual rates.

Mirova US has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect April 30, 2020, may be terminated before then only with the

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Green Bond Fund	0.95%	—	0.65%	0.70%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	—	0.90%	0.95%

Mirova US shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Global Green Bond Fund	$80,879	$80,879	$—	0.55%	—%
Global Sustainable Equity Fund	382,852	110,112	272,740	0.80%	0.57%
International Sustainable Equity Fund	47,112	47,112	—	0.80%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2020.

For the six months ended June 30, 2019, class-specific expenses have been reimbursed as follows:

Fund	Reimbursement
International Sustainable Equity Fund	$965

In addition, Mirova US reimbursed non-class-specific expenses of Global Green Bond Fund and International Sustainable Equity Fund in the amount of $10,384 and $19,318, respectively for the six months ended June 30, 2019.

57  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Green Bond Fund	$1,080	$—	$—
Global Sustainable Equity Fund	9,120	3,927	11,781
International Sustainable Equity Fund	2	—	—

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next

|  58

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

$30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Global Green Bond Fund	$6,532	$155	$6,377
Global Sustainable Equity Fund	21,253	505	20,748
International Sustainable Equity Fund	2,615	62	2,553

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

59  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Green Bond Fund	$3,311
Global Sustainable Equity Fund	30,589

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Green Bond Fund	$79
Global Sustainable Equity Fund	750

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 was as follows:

Fund	Commissions
Global Sustainable Equity Fund	$1,852

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each

|  60

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of June 30, 2019, the percentage of each Fund’s net assets owned by affiliates is as follows:

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	1.67%
Natixis Sustainable Future 2020 Fund	1.63%
Natixis Sustainable Future 2025 Fund	1.19%
Natixis Sustainable Future 2030 Fund	0.68%
Natixis Sustainable Future 2035 Fund	0.65%
Natixis Sustainable Future 2040 Fund	0.47%
Natixis Sustainable Future 2045 Fund	0.15%
Natixis Sustainable Future 2050 Fund	0.17%
Natixis Sustainable Future 2055 Fund	0.15%
Natixis Sustainable Future 2060 Fund	0.14%
Natixis and affiliates	78.18%

85.08%

Global Sustainable Equity Fund	Percentage of Net Assets
Natixis and affiliates	14.54%

61  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

International Sustainable Equity Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	2.62%
Natixis Sustainable Future 2020 Fund	3.23%
Natixis Sustainable Future 2025 Fund	3.18%
Natixis Sustainable Future 2030 Fund	3.05%
Natixis Sustainable Future 2035 Fund	4.36%
Natixis Sustainable Future 2040 Fund	4.16%
Natixis Sustainable Future 2045 Fund	3.25%
Natixis Sustainable Future 2050 Fund	3.92%
Natixis Sustainable Future 2055 Fund	3.41%
Natixis Sustainable Future 2060 Fund	3.27%
Natixis and affiliates	65.55%

100.00%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Global Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Fund for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Sustainable Equity Fund	$90

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  62

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Green Bond Fund	$1,673	$—	$144	$3,175
Global Sustainable Equity Fund	2,729	1,175	90	30,750
International Sustainable Equity Fund	491	—	131	491

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Interest Expense.  The Funds incur interest expense on cash overdrafts and foreign currency debit balances held at the custodian bank and, for Global Green Bond, accounts held at brokers. Interest expense incurred for the six months ended June 30, 2019 is reflected on the Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on

63  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Green Bond Fund	—	—	85.08%	85.08%
Global Sustainable Equity Fund	1	5.76%	14.54%	20.30%
International Sustainable Equity Fund	—	—	100.00%	100.00%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  64

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	21,825	$216,482	96,583	$954,782
Issued in connection with the reinvestment of distributions	406	4,120	2,659	25,878
Redeemed	(19,602)	(195,286)	(29,439)	(289,444)

Net change	2,629	$25,316	69,803	$691,216

Class N
Issued from the sale of shares	70,512	$707,786	165,547	$1,638,046
Issued in connection with the reinvestment of distributions	16,964	172,586	93,723	914,209
Redeemed	(346,755)	(3,498,426)	(66,105)	(651,384)

Net change	(259,279)	$(2,618,054)	193,165	$1,900,871

Class Y
Issued from the sale of shares	155,378	$1,571,254	119,626	$1,172,690
Issued in connection with the reinvestment of distributions	1,214	12,384	2,517	24,445
Redeemed	(5,385)	(54,191)	(2,471)	(24,251)

Net change	151,207	$1,529,447	119,672	$1,172,884

Increase (decrease) from capital share transactions	(105,443)	$(1,063,291)	382,640	$3,764,971

65  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	139,349	$1,801,803	348,428	$4,451,380
Issued in connection with the reinvestment of distributions	4,123	55,005	17,523	198,567
Redeemed	(81,720)	(1,025,906)	(65,761)	(832,079)

Net change	61,752	$830,902	300,190	$3,817,868

Class C
Issued from the sale of shares	37,004	$482,054	160,246	$2,031,467
Issued in connection with the reinvestment of distributions	726	9,486	3,196	35,492
Redeemed	(8,842)	(113,084)	(14,749)	(176,377)

Net change	28,888	$378,456	148,693	$1,890,582

Class N
Issued from the sale of shares	608	$8,284	238,121	$3,000,333
Issued in connection with the reinvestment of distributions	2,116	28,357	9,228	102,891

Net change	2,724	$36,641	247,349	$3,103,224

Class Y
Issued from the sale of shares	2,066,152	$26,676,874	3,242,405	$42,546,284
Issued in connection with the reinvestment of distributions	40,122	537,634	207,621	2,371,303
Redeemed	(1,515,476)	(19,580,752)	(2,329,061)	(29,573,357)

Net change	590,798	$7,633,756	1,120,965	$15,344,230

Increase from capital share transactions	684,162	$8,879,755	1,817,197	$24,155,904

|  66

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019			Period Ended December 31, 2018(a)
International Sustainable Equity Fund	Shares		Amount	Shares	Amount
Class A
Issued from the sale of shares	—	(b)	$2	100	$1,000
Issued in connection with the reinvestment of distributions	—	(b)	1	—	—

Net change	—		$3	100	$1,000

Class N
Issued from the sale of shares	479,959		$5,249,784	1,000,000	$10,000,000
Issued in connection with the reinvestment of distributions	1,230		13,840	—	—
Redeemed	(250,109)		(2,637,241)	—	—

Net change	231,080		$2,626,383	1,000,000	$10,000,000

Class Y
Issued from the sale of shares	—	(b)	$2	100	$1,000
Issued in connection with the reinvestment of distributions	—	(b)	1	—	—

Net change	—		$3	100	$1,000

Increase from capital share transactions	231,080		$2,626,389	1,000,200	$10,002,000

(a)	From commencement of operations on December 28, 2018 through December 31, 2018.
(b)	Amount rounds to less than one share.

67  |

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report	SP2019-32

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

This page not part of shareholder report

Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

This page not part of shareholder report

NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

This page not part of shareholder report

Semiannual Report

June 30, 2019

Loomis Sayles Intermediate Municipal Bond Fund

(formerly McDonnell Intermediate Municipal Bond Fund)

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(formerly McDonnell Intermediate Municipal Bond Fund)

Managers	Symbols

Dawn Mangerson	Class A MIMAX

James Grabovac, CFA®	Class C MIMCX

Lawrence Jones	Class Y MIMYX

Steve Wlodarski, CFA®*

Loomis, Sayles & Company, L.P.

*	Effective May 1, 2019 Steve Wlodarski no longer serves as portfolio manager.

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

1  |

Average Annual Total Returns — June 30, 20194

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	4.64%	6.21%	2.90%	2.49%	1.05%	0.46%

Class A (Inception 12/31/12)[1]
NAV	4.62	5.95	2.62	2.21	1.31	0.71
With 3.00% Maximum Sales Charge	1.47	2.75	2.01	1.72

Class C (Inception 12/31/12)[1]
NAV	4.13	5.16	1.88	1.45	2.06	1.46
With CDSC[2]	3.13	4.16	1.88	1.45

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	5.09	6.71	3.64	3.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Kevin G. Grant, CFA®	Class C NECOX

M. Colin Hudson, CFA®	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/18/98)
NAV	16.61%	0.74%	7.77%	13.70%	—%	0.88%	0.88%

Class A (Inception 5/6/31)
NAV	16.50	0.48	7.49	13.42	—	1.13	1.13
With 5.75% Maximum Sales Charge	9.78	-5.31	6.23	12.75	—

Class C (Inception 5/1/95)
NAV	16.07	-0.28	6.70	12.57	—	1.88	1.88
With CDSC[1]	15.07	-1.14	6.70	12.57	—

Class N (Inception 5/1/17)
NAV	16.69	0.84	—	—	7.84	3.79	0.75

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	14.70	12.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

5  |

Average Annual Total Returns — June 30, 20194

				Life of Class A/C	Life of Class Y/N	Expense Ratios[5]
	6 Months	1 Year	5 Years			Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	12.89%	-7.01%	1.04%	—%	-1.46%	1.06%	1.06%

Class A (Inception 12/15/10)
NAV	12.75	-7.21	0.92	5.08	—	1.30	1.30
With 5.75% Maximum Sales Charge	6.26	-12.57	-0.27	4.36	—

Class C (Inception 12/15/10)
NAV	12.42	-7.93	0.17	4.31	—	2.06	2.06
With CDSC[2]	11.42	-8.82	0.17	4.31	—

Class N (Inception 5/1/17)
NAV	12.98	-6.97	—	—	-1.37	1.01	0.98

Comparative Performance
MSCI World ex USA Index (Net)[3]	14.64	1.29	2.04	4.55	5.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Funds prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

|  6

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephan Davis, CFA®	Class C NEJCX

Class N VSCNX

Class Y NEJYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks capital appreciation.

7  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 8/31/06)
NAV	18.36%	-0.31%	5.84%	12.99%	—%	1.24%	1.24%

Class A (Inception 12/31/96)
NAV	18.28	-0.53	5.58	12.71	—	1.50	1.50
With 5.75% Maximum Sales Charge	11.49	-6.24	4.33	12.05	—

Class C (Inception 12/31/96)
NAV	17.81	-1.35	4.77	11.86	—	2.24	2.24
With CDSC[1]	16.81	-2.03	4.77	11.86	—

Class N (Inception 5/1/17)
NAV	18.51	-0.12	—	—	3.90	15.29	1.08

Comparative Performance
Russell 2000® Value Index[2]	13.47	-6.24	5.39	12.40	2.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  8

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Class Y VNVYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

9  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 10/31/08)
NAV	20.04%	1.54%	3.81%	12.02%	—%	1.20%	1.20%

Class A (Inception 10/31/08)
NAV	19.93	1.28	3.55	11.75	—	1.45	1.45
With 5.75% Maximum Sales Charge	13.03	-4.52	2.33	11.09	—

Class C (Inception 10/31/08)
NAV	19.49	0.55	2.78	10.91	—	2.19	2.19
With CDSC[1]	18.49	-0.39	2.78	10.91	—

Class N (Inception 5/1/13)
NAV	20.14	1.66	3.91	—	8.28	1.09	1.09

Comparative Performance
Russell Midcap® Value Index[2]	18.02	3.68	6.72	13.31	10.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

11  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,046.20	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$1,041.30	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class Y
Actual	$1,000.00	$1,046.40	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,165.00	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,160.70	$10.23
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.54
Class N
Actual	$1,000.00	$1,166.90	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11
Class Y
Actual	$1,000.00	$1,166.10	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.82% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,127.50	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56
Class C
Actual	$1,000.00	$1,124.20	$10.85
Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.29
Class N
Actual	$1,000.00	$1,129.80	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class Y
Actual	$1,000.00	$1,128.90	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.31%, 2.06%, 0.96% and 1.06% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

13  |

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,182.80	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class C
Actual	$1,000.00	$1,178.10	$11.88
Hypothetical (5% return before expenses)	$1,000.00	$1,013.89	$10.99
Class N
Actual	$1,000.00	$1,185.10	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51
Class Y
Actual	$1,000.00	$1,183.60	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.45%, 2.20%, 1.10% and 1.20% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,199.30	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46
Class C
Actual	$1,000.00	$1,194.90	$11.05
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.14
Class N
Actual	$1,000.00	$1,201.40	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class Y
Actual	$1,000.00	$1,200.40	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.29%, 2.03%, 0.93% and 1.03% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  14

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a

15  |

Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. For the McDonnell Intermediate Municipal Bond Fund, the Trustees also considered that shareholders were being asked to approve a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) in connection with the integration of ownership of McDonnell Investment Management, LLC into Loomis Sayles, and that the Fund’s investment team and strategy were expected to remain largely the same. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

|  16

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	94%	47%	75%
Natixis Oakmark International Fund	100%	62%	88%
Vaughan Nelson Small Cap Value Fund	60%	86%	44%
Vaughan Nelson Value Opportunity Fund	90%	91%	86%
Loomis Sayles Intermediate Municipal Bond Fund (formally known as McDonnell Intermediate Municipal Bond Fund)	86%	57%	64%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s long-term performance was strong when compared to relevant performance benchmarks; and (3) that the Fund’s more recent performance has been stronger relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive

17  |

compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that all of the Funds included have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under the cap. The Trustees also considered that the current expenses for Vaughan Nelson Value Opportunity Fund were below the expense cap.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) the quality of the services and the reputation and performance of the portfolio management team; and (2) that management had proposed to further reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

|  18

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund*

Principal Amount	Description	Value (†)
Bonds and Notes — 93.1% of Net Assets
Municipals — 93.1%
	Alabama — 2.6%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$519,690

	California — 4.3%
500,000	California Municipal Finance Authority Revenue, California Lutheran University, 5.000%, 10/01/2034	603,535
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	267,725

		871,260

	Colorado — 10.5%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	295,422
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	437,880
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	449,688
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	303,138
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	643,285

		2,129,413

	Connecticut — 4.6%
800,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	938,784

	Florida — 13.3%
240,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	254,791
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	101,220
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	828,828
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	565,360
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	459,632
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	470,648

		2,680,479

	Georgia — 1.4%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	287,845

	Illinois — 3.5%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	604,633
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	106,841

		711,474

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Principal Amount	Description	Value (†)
	Louisiana — 2.6%
$200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	$231,890
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	289,222

		521,112

	Missouri — 4.0%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	804,825

	Nevada — 2.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	581,545

	New Jersey — 7.1%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	301,104
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	576,130
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	566,050

		1,443,284

	New Mexico — 2.9%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	585,775

	Ohio — 5.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	573,730
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	573,050

		1,146,780

	Pennsylvania — 1.5%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	302,499

	Rhode Island — 2.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	575,210

	Tennessee — 2.9%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	591,635

	Texas — 10.6%
700,000	Houston TX Airport System Revenue, Refunding, Series C, AMT, 5.000%, 7/01/2026	841,337
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	455,724
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	282,715
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	568,285

		2,148,061

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Principal Amount	Description	Value (†)
	Washington — 8.5%
$500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	$575,180
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	555,980
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	577,045

		1,708,205

	Wisconsin — 1.3%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	257,969

	Total Bonds and Notes (Identified Cost $17,667,354)	18,805,845

Shares
Exchange-Traded Funds — 4.1%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	584,500
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	250,400

	Total Exchange-Traded Funds (Identified Cost $811,628)	834,900

	Total Investments — 97.2% (Identified Cost $18,478,982)	19,640,745
	Other assets less liabilities — 2.8%	572,284

	Net Assets — 100.0%	$20,213,029

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(†)	See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Hospitals	21.1%
Higher Education	13.2
General Purpose Public Improvement	11.4
Airports	11.3
Water and Sewer	11.0
Primary Secondary Education	6.5
Electric Public Power	4.0
Mass Rapid Transportation	3.2
Pollution Control	2.9
Toll Roads, Streets & Highways	2.8
Seaports Marine Terminals	2.8
Other Investments, less than 2% each	2.9
Exchange-Traded Funds	4.1

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.4% of Net Assets
	Air Freight & Logistics — 1.0%
19,325	FedEx Corp.	$3,172,972

	Airlines — 1.5%
142,200	American Airlines Group, Inc.	4,637,142

	Auto Components — 1.4%
37,800	Aptiv PLC	3,055,374
64,266	Delphi Technologies PLC	1,285,320

		4,340,694

	Automobiles — 4.3%
489,900	Fiat Chrysler Automobiles NV	6,770,418
168,100	General Motors Co.	6,476,893

		13,247,311

	Banks — 8.5%
336,400	Bank of America Corp.	9,755,600
151,400	Citigroup, Inc.	10,602,542
124,545	Wells Fargo & Co.	5,893,469

		26,251,611

	Beverages — 1.8%
28,700	Constellation Brands, Inc., Class A	5,652,178

	Biotechnology — 2.4%
23,245	Regeneron Pharmaceuticals, Inc.(a)	7,275,685

	Capital Markets — 9.9%
120,600	Bank of New York Mellon Corp. (The)	5,324,490
166,900	Charles Schwab Corp. (The)	6,707,711
18,965	Goldman Sachs Group, Inc. (The)	3,880,239
25,985	Moody’s Corp.	5,075,131
14,785	S&P Global, Inc.	3,367,875
108,000	State Street Corp.	6,054,480

		30,409,926

	Consumer Finance — 5.8%
278,500	Ally Financial, Inc.	8,630,715
100,465	Capital One Financial Corp.	9,116,194

		17,746,909

	Electronic Equipment, Instruments & Components — 2.6%
84,200	TE Connectivity Ltd.	8,064,676

	Energy Equipment & Services — 1.5%
99,500	Halliburton Co.	2,262,630
101,900	National Oilwell Varco, Inc.	2,265,237

		4,527,867

	Entertainment — 3.4%
28,335	Netflix, Inc.(a)	10,408,012

	Health Care Equipment & Supplies — 0.5%
19,670	Baxter International, Inc.	1,610,973

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 3.1%
109,185	CVS Health Corp.	$5,949,491
25,707	HCA Healthcare, Inc.	3,474,815

		9,424,306

	Hotels, Restaurants & Leisure — 3.0%
47,845	Hilton Worldwide Holdings, Inc.	4,676,370
161,700	MGM Resorts International	4,619,769

		9,296,139

	Industrial Conglomerates — 2.5%
740,800	General Electric Co.	7,778,400

	Insurance — 2.3%
133,345	American International Group, Inc.	7,104,622

	Interactive Media & Services — 5.6%
9,665	Alphabet, Inc., Class A(a)	10,465,262
34,990	Facebook, Inc., Class A(a)	6,753,070

		17,218,332

	Internet & Direct Marketing Retail — 4.3%
3,400	Booking Holdings, Inc.(a)	6,374,014
111,900	eBay, Inc.	4,420,050
199,200	Qurate Retail, Inc., Class A(a)	2,468,088

		13,262,152

	IT Services — 7.7%
28,820	Automatic Data Processing, Inc.	4,764,810
66,700	DXC Technology Co.	3,678,505
30,865	Gartner, Inc.(a)	4,967,413
20,245	MasterCard, Inc., Class A	5,355,410
28,705	Visa, Inc., Class A	4,981,753

		23,747,891

	Machinery — 5.2%
29,981	Caterpillar, Inc.	4,086,110
30,060	Cummins, Inc.	5,150,480
39,455	Parker Hannifin Corp.	6,707,745

		15,944,335

	Media — 5.7%
20,895	Charter Communications, Inc., Class A(a)	8,257,286
185,500	Comcast Corp., Class A	7,842,940
112,140	News Corp., Class A	1,512,769

		17,612,995

	Oil, Gas & Consumable Fuels — 5.3%
182,900	Apache Corp.	5,298,613
1,036,000	Chesapeake Energy Corp.(a)	2,020,200
29,500	Concho Resources, Inc.	3,043,810
29,500	Diamondback Energy, Inc.	3,214,615
30,900	EOG Resources, Inc.	2,878,644

		16,455,882

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.5%
118,000	Intel Corp.	$5,648,660
45,200	Texas Instruments, Inc.	5,187,152

		10,835,812

	Technology Hardware, Storage & Peripherals — 2.6%
40,430	Apple, Inc.	8,001,906

	Total Common Stocks (Identified Cost $258,835,484)	294,028,728

Principal Amount
Short-Term Investments — 4.5%
$13,986,586	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $13,988,334 on 7/01/2019 collateralized by $13,760,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $14,269,973 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $13,986,586)	13,986,586

	Total Investments — 99.9% (Identified Cost $272,822,070)	308,015,314
	Other assets less liabilities — 0.1%	381,813

	Net Assets — 100.0%	$308,397,127

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Capital Markets	9.9%
Banks	8.5
IT Services	7.7
Consumer Finance	5.8
Media	5.7
Interactive Media & Services	5.6
Oil, Gas & Consumable Fuels	5.3
Machinery	5.2
Internet & Direct Marketing Retail	4.3
Automobiles	4.3
Semiconductors & Semiconductor Equipment	3.5
Entertainment	3.4
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	3.0
Electronic Equipment, Instruments & Components	2.6
Technology Hardware, Storage & Peripherals	2.6
Industrial Conglomerates	2.5
Biotechnology	2.4
Insurance	2.3
Other Investments, less than 2% each	7.7
Short-Term Investments	4.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 97.8% of Net Assets
	Australia — 2.4%
3,865,150	AMP Ltd.	$5,765,578
190,600	Brambles Ltd.	1,726,188
579,558	Orica Ltd.	8,257,583

		15,749,349

	Canada — 1.3%
8,100	Alimentation Couche-Tard, Inc., Class B	509,733
943,367	Cenovus Energy, Inc.	8,320,331

		8,830,064

	China — 1.2%
69,830	Baidu, Inc., Sponsored ADR(a)	8,195,249

	France — 12.0%
305,200	Accor S.A.	13,099,929
561,300	BNP Paribas S.A.(b)	26,608,577
238,822	Bureau Veritas S.A.	5,894,801
32,051	Danone S.A.	2,713,829
42,700	EssilorLuxottica S.A.	5,564,744
214,045	Publicis Groupe S.A.	11,297,473
404,800	Valeo S.A.	13,178,639

		78,357,992

	Germany — 17.2%
61,810	Allianz SE, (Registered)	14,907,096
355,230	Bayer AG, (Registered)	24,638,859
258,600	Bayerische Motoren Werke AG	19,115,042
145,530	Continental AG	21,191,922
389,814	Daimler AG, (Registered)	21,740,635
776,700	thyssenkrupp AG	11,340,403

		112,933,957

	India — 0.3%
162,075	Axis Bank Ltd.(a)	1,897,889

	Indonesia — 1.0%
11,244,400	Bank Mandiri Persero Tbk PT	6,383,991

	Ireland — 2.4%
245,502	Ryanair Holdings PLC, Sponsored ADR(a)	15,746,498

	Italy — 3.7%
11,181,300	Intesa Sanpaolo SpA	23,936,943

	Japan — 4.6%
548,100	Komatsu Ltd.	13,306,662
372,000	Olympus Corp.	4,139,945
14,800	Omron Corp.	776,202
187,200	Toyota Motor Corp.	11,618,347

		29,841,156

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Korea — 3.5%
121,400	NAVER Corp.	$11,998,064
266,400	Samsung Electronics Co. Ltd.	10,847,893

		22,845,957

	Mexico — 0.9%
681,400	Grupo Televisa SAB, Sponsored ADR	5,751,016

	Netherlands — 4.2%
25,204	Akzo Nobel NV	2,368,426
47,730	ASML Holding NV	9,932,128
215,982	EXOR NV	15,131,368

		27,431,922

	South Africa — 1.9%
52,535	Naspers Ltd., N Shares	12,716,100

	Sweden — 6.4%
1,021,955	Hennes & Mauritz AB, B Shares	18,156,174
666,200	SKF AB, B Shares	12,264,298
733,100	Volvo AB, B Shares	11,648,723

		42,069,195

	Switzerland — 11.3%
99,500	Cie Financiere Richemont S.A., (Registered)	8,455,163
1,915,536	Credit Suisse Group AG, (Registered)(b)	22,927,379
6,141,800	Glencore PLC(b)	21,256,289
42,930	Kuehne & Nagel International AG	6,376,689
193,121	LafargeHolcim Ltd., (Registered)	9,442,945
20,800	Nestle S.A., (Registered)	2,153,262
11,485	Swatch Group AG (The)	3,292,321

		73,904,048

	Taiwan — 1.1%
908,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,944,726

	United Kingdom — 20.4%
442,239	Ashtead Group PLC	12,670,738
2,092,200	CNH Industrial NV	21,493,667
23,600	Diageo PLC	1,015,749
2,645,400	G4S PLC	6,998,758
380,300	Liberty Global PLC, Class A(a)	10,264,297
142,426	Liberty Global PLC, Series C(a)	3,778,562
24,844,600	Lloyds Banking Group PLC	17,843,853
299,404	Meggitt PLC	1,994,751
65,800	Reckitt Benckiser Group PLC	5,195,216
889,500	Rolls-Royce Holdings PLC	9,502,468
4,203,400	Royal Bank of Scotland Group PLC	11,723,733
381,389	Schroders PLC	14,795,352
100	Schroders PLC, (Non Voting)	3,117
305,800	Smiths Group PLC	6,084,231
823,100	WPP PLC	10,368,141

		133,732,633

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	United States — 2.0%
118,950	Ferguson PLC(a)	$8,468,040
23,677	Willis Towers Watson PLC	4,535,093

		13,003,133

	Total Common Stocks (Identified Cost $745,738,266)	640,271,818

Principal Amount
Short-Term Investments — 1.9%
$12,586,683	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $12,588,257 on 7/01/2019 collateralized by $12,805,000 U.S. Treasury Note, 1.625% due 8/15/2022 valued at $12,839,317 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,586,683)	12,586,683

	Total Investments — 99.7% (Identified Cost $758,324,949)	652,858,501
	Other assets less liabilities — 0.3%	2,242,506

	Net Assets — 100.0%	$655,101,007

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/18/2019	CHF	S	6,445,000	$6,588,699	$6,701,276	$(112,577)

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Banks	13.6%
Machinery	9.0
Automobiles	8.0
Media	6.4
Capital Markets	5.8
Auto Components	5.2
Metals & Mining	5.0
Pharmaceuticals	3.8
Trading Companies & Distributors	3.2
Diversified Financial Services	3.2
Interactive Media & Services	3.0
Insurance	3.0
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	2.7
Semiconductors & Semiconductor Equipment	2.6
Airlines	2.4
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	16.2
Short-Term Investments	1.9

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

Euro	40.4%
British Pound	19.5
United States Dollar	9.3
Swiss Franc	8.0
Swedish Krona	6.4
Japanese Yen	4.6
South Korean Won	3.5
Australian Dollar	2.4
Other, less than 2% each	5.6

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Aerospace & Defense — 1.5%
19,896	Moog, Inc., Class A	$1,862,465

	Banks — 11.7%
59,275	Atlantic Union Bankshares Corp.	2,094,186
37,775	Enterprise Financial Services Corp.	1,571,440
46,275	First Bancorp	1,685,336
87,425	First Financial Bancorp	2,117,433
53,150	First Merchants Corp.	2,014,385
28,525	Lakeland Financial Corp.	1,335,826
80,525	United Community Banks, Inc.	2,299,794
31,125	Webster Financial Corp.	1,486,841

		14,605,241

	Biotechnology — 0.8%
21,388	Emergent BioSolutions, Inc.(a)	1,033,254

	Building Products — 1.2%
17,425	American Woodmark Corp.(a)	1,474,503

	Capital Markets — 4.9%
21,150	Blucora, Inc.(a)	642,326
40,425	LPL Financial Holdings, Inc.	3,297,467
101,650	Virtu Financial, Inc., Class A	2,213,937

		6,153,730

	Chemicals — 1.7%
206,050	Element Solutions, Inc.(a)	2,130,557

	Commercial Services & Supplies — 5.4%
48,975	Brady Corp., Class A	2,415,447
41,550	Brink’s Co. (The)	3,373,029
24,100	Casella Waste Systems, Inc., Class A(a)	955,083

		6,743,559

	Communications Equipment — 0.3%
64,575	Casa Systems, Inc.(a)	415,217

	Consumer Finance — 2.3%
19,775	FirstCash, Inc.	1,977,895
17,200	Green Dot Corp., Class A(a)	841,080

		2,818,975

	Containers & Packaging — 0.7%
64,600	Graphic Packaging Holding Co.	903,108

	Diversified Consumer Services — 1.7%
47,993	Adtalem Global Education, Inc.(a)	2,162,085

	Electrical Equipment — 1.1%
122,150	GrafTech International Ltd.	1,404,725

	Electronic Equipment, Instruments & Components — 2.5%
26,455	Fabrinet(a)	1,314,020
10,135	Littelfuse, Inc.	1,792,983

		3,107,003

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 1.6%
117,250	Newpark Resources, Inc.(a)	$869,995
23,325	Oil States International, Inc.(a)	426,848
33,625	ProPetro Holding Corp.(a)	696,037

		1,992,880

	Food & Staples Retailing — 1.8%
54,675	Performance Food Group Co.(a)	2,188,640

	Gas Utilities — 4.4%
33,300	Southwest Gas Holdings, Inc.	2,984,346
30,050	Spire, Inc.	2,521,796

		5,506,142

	Health Care Equipment & Supplies — 3.6%
31,825	Integra LifeSciences Holdings Corp.(a)	1,777,426
56,328	Lantheus Holdings, Inc.(a)	1,594,083
14,825	LivaNova PLC(a)	1,066,807

		4,438,316

	Health Care Providers & Services — 1.4%
31,225	AMN Healthcare Services, Inc.(a)	1,693,956

	Hotels, Restaurants & Leisure — 1.0%
15,250	Dunkin’ Brands Group, Inc.	1,214,815

	Insurance — 5.9%
83,400	Brown & Brown, Inc.	2,793,900
31,375	Mercury General Corp.	1,960,937
34,975	Selective Insurance Group, Inc.	2,619,278

		7,374,115

	IT Services — 6.5%
47,950	Booz Allen Hamilton Holding Corp.	3,174,769
17,735	CACI International, Inc., Class A(a)	3,628,404
56,750	Perspecta, Inc.	1,328,518

		8,131,691

	Life Sciences Tools & Services — 1.0%
13,075	PRA Health Sciences, Inc.(a)	1,296,386

	Machinery — 3.1%
21,500	Albany International Corp., Class A	1,782,565
29,075	Franklin Electric Co., Inc.	1,381,063
18,425	Hillenbrand, Inc.	729,077

		3,892,705

	Media — 4.2%
26,675	Nexstar Media Group, Inc., Class A	2,694,175
167,625	TEGNA, Inc.	2,539,519

		5,233,694

	Oil, Gas & Consumable Fuels — 2.1%
93,075	Callon Petroleum Co.(a)	613,364
280,200	Kosmos Energy Ltd.	1,756,854

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
25,850	Unit Corp.(a)	$229,807

		2,600,025

	Real Estate Management & Development — 1.2%
84,225	Cushman & Wakefield PLC(a)	1,505,943

	REITs – Diversified — 0.7%
44,325	CoreCivic, Inc.	920,187

	REITs – Health Care — 2.2%
30,368	Community Healthcare Trust, Inc.	1,196,803
84,790	Physicians Realty Trust	1,478,737

		2,675,540

	REITs – Mortgage — 1.6%
157,250	Two Harbors Investment Corp.	1,992,357

	REITs – Office Property — 0.5%
47,250	Brandywine Realty Trust	676,620

	REITs – Storage — 1.0%
44,275	National Storage Affiliates Trust	1,281,319

	Road & Rail — 1.6%
18,925	Landstar System, Inc.	2,043,711

	Semiconductors & Semiconductor Equipment — 8.5%
25,050	Cabot Microelectronics Corp.	2,757,504
36,575	Entegris, Inc.	1,364,979
117,650	Lattice Semiconductor Corp.(a)	1,716,513
48,100	MaxLinear, Inc., Class A(a)	1,127,464
10,625	Nova Measuring Instruments Ltd.(a)	271,894
9,250	Power Integrations, Inc.	741,665
77,200	Rambus, Inc.(a)	929,488
6,350	Silicon Laboratories, Inc.(a)	656,590
20,550	Versum Materials, Inc.	1,059,969

		10,626,066

	Software — 0.7%
6,775	CyberArk Software Ltd.(a)	866,116

	Specialty Retail — 1.8%
35,475	Aaron’s, Inc.	2,178,520

	Textiles, Apparel & Luxury Goods — 0.6%
7,600	Carter’s, Inc.	741,304

	Thrifts & Mortgage Finance — 1.8%
174,800	MGIC Investment Corp.(a)	2,296,872

	Total Common Stocks (Identified Cost $108,176,196)	118,182,342

Exchange-Traded Funds — 4.0%
41,600	iShares® Russell 2000 Value Index ETF (Identified Cost $4,926,754)	5,012,800

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.4%
37,925	BlackRock TCP Capital Corp. (Identified Cost $641,051)	$540,431

Principal Amount
Short-Term Investments — 0.8%
$918,723	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $918,838 on 7/01/2019 collateralized by $905,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $938,541 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $918,723)	918,723

	Total Investments — 99.8% (Identified Cost $114,662,724)	124,654,296
	Other assets less liabilities — 0.2%	266,529

	Net Assets — 100.0%	$124,920,825

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

Banks	11.7%
Semiconductors & Semiconductor Equipment	8.5
IT Services	6.5
Insurance	5.9
Commercial Services & Supplies	5.4
Capital Markets	4.9
Gas Utilities	4.4
Media	4.2
Health Care Equipment & Supplies	3.6
Machinery	3.1
Electronic Equipment, Instruments & Components	2.5
Consumer Finance	2.3
REITs - Health Care	2.2
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	27.3
Exchange-Traded Funds	4.0
Short-Term Investments	0.8
Closed-End Investment Companies	0.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Banks — 4.3%
172,600	Bank of NT Butterfield & Son Ltd. (The)	$5,861,496
209,000	Chemical Financial Corp.	8,591,990
79,275	PacWest Bancorp	3,078,248

		17,531,734

	Beverages — 1.6%
32,940	Constellation Brands, Inc., Class A	6,487,204

	Building Products — 1.5%
53,450	Allegion PLC	5,908,897

	Capital Markets — 5.0%
186,000	Ares Management Corp., Class A	4,867,620
83,100	Nasdaq, Inc.	7,991,727
332,450	Virtu Financial, Inc., Class A	7,240,761

		20,100,108

	Chemicals — 1.6%
76,300	FMC Corp.	6,329,085

	Commercial Services & Supplies — 1.8%
90,300	Brink’s Co. (The)	7,330,554

	Construction & Engineering — 1.3%
339,475	WillScot Corp.(a)	5,105,704

	Consumer Finance — 0.8%
88,450	Synchrony Financial	3,066,562

	Containers & Packaging — 3.9%
35,025	AptarGroup, Inc.	4,355,009
35,025	Avery Dennison Corp.	4,051,692
123,475	Crown Holdings, Inc.(a)	7,544,322

		15,951,023

	Distributors — 0.7%
15,850	POOL CORP.	3,027,350

	Diversified Consumer Services — 2.3%
15,125	Bright Horizons Family Solutions, Inc.(a)	2,281,909
333,025	Laureate Education, Inc., Class A(a)	5,231,823
37,225	ServiceMaster Global Holdings, Inc.(a)	1,939,050

		9,452,782

	Electric Utilities — 4.6%
154,800	Evergy, Inc.	9,311,220
123,125	Eversource Energy	9,327,950

		18,639,170

	Electrical Equipment — 2.6%
53,100	AMETEK, Inc.	4,823,604
28,025	Hubbell, Inc.	3,654,460

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — continued
84,400	nVent Electric PLC	$2,092,276

		10,570,340

	Electronic Equipment, Instruments & Components — 2.3%
28,375	CDW Corp.	3,149,625
69,150	Keysight Technologies, Inc.(a)	6,210,361

		9,359,986

	Energy Equipment & Services — 0.6%
92,150	Baker Hughes, a GE Co.	2,269,655

	Entertainment — 1.2%
48,275	Electronic Arts, Inc.(a)	4,888,327

	Health Care Equipment & Supplies — 3.3%
13,860	Cooper Cos., Inc. (The)	4,669,295
110,200	Hologic, Inc.(a)	5,291,804
25,425	West Pharmaceutical Services, Inc.	3,181,939

		13,143,038

	Health Care Providers & Services — 1.4%
106,525	Centene Corp.(a)	5,586,171

	Hotels, Restaurants & Leisure — 1.4%
162,175	Aramark	5,848,031

	Independent Power & Renewable Electricity Producers — 3.6%
289,725	Atlantica Yield PLC	6,568,066
357,375	Vistra Energy Corp.	8,090,970

		14,659,036

	Insurance — 6.6%
83,300	Allstate Corp. (The)	8,470,777
98,775	Arthur J. Gallagher & Co.	8,651,702
69,300	Athene Holding Ltd., Class A(a)	2,984,058
43,125	Reinsurance Group of America, Inc.	6,728,794

		26,835,331

	IT Services — 13.1%
22,485	Alliance Data Systems Corp.	3,150,823
102,850	Booz Allen Hamilton Holding Corp.	6,809,698
51,240	CACI International, Inc., Class A(a)	10,483,192
83,675	Fidelity National Information Services, Inc.	10,265,249
90,675	Fiserv, Inc.(a)	8,265,933
50,875	Global Payments, Inc.	8,146,614
82,125	MAXIMUS, Inc.	5,957,347

		53,078,856

	Life Sciences Tools & Services — 2.2%
55,737	IQVIA Holdings, Inc.(a)	8,968,083

	Machinery — 1.7%
39,450	Oshkosh Corp.	3,293,680

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
68,550	Timken Co. (The)	$3,519,357

		6,813,037

	Media — 2.9%
117,225	Nexstar Media Group, Inc., Class A	11,839,725

	Metals & Mining — 0.8%
310,725	Constellium NV, Class A(a)	3,119,679

	Multi-Utilities — 6.7%
117,950	Ameren Corp.	8,859,225
152,225	CMS Energy Corp.	8,815,350
110,950	WEC Energy Group, Inc.	9,249,901

		26,924,476

	Multiline Retail — 1.4%
41,275	Dollar General Corp.	5,578,729

	Oil, Gas & Consumable Fuels — 3.0%
92,525	Continental Resources, Inc.(a)	3,894,377
608,925	QEP Resources, Inc.(a)	4,396,438
322,150	WPX Energy, Inc.(a)	3,707,947

		11,998,762

	REITs – Diversified — 1.0%
255,550	New Residential Investment Corp.	3,932,915

	REITs – Warehouse/Industrials — 1.1%
78,100	CyrusOne, Inc.	4,507,932

	Semiconductors & Semiconductor Equipment — 1.6%
40,925	Analog Devices, Inc.	4,619,205
35,225	Versum Materials, Inc.	1,816,905

		6,436,110

	Software — 4.0%
52,350	Check Point Software Technologies Ltd.(a)	6,052,183
19,525	RingCentral, Inc., Class A(a)	2,243,813
439,300	SolarWinds Corp.(a)	8,056,762

		16,352,758

	Textiles, Apparel & Luxury Goods — 1.0%
108,000	Gildan Activewear, Inc.	4,177,440

	Thrifts & Mortgage Finance — 1.7%
47,550	Essent Group Ltd.(a)	2,234,375
150,400	MGIC Investment Corp.(a)	1,976,256
109,850	Radian Group, Inc.	2,510,072

		6,720,703

	Total Common Stocks (Identified Cost $324,820,177)	382,539,293

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.5%
$21,956,265	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $21,959,010 on 7/01/2019 collateralized by $21,500,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $22,397,711 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $21,956,265)	$21,956,265

	Total Investments — 100.1% (Identified Cost $346,776,442)	404,495,558
	Other assets less liabilities — (0.1)%	(237,894)

	Net Assets — 100.0%	$404,257,664

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

IT Services	13.1%
Multi-Utilities	6.7
Insurance	6.6
Capital Markets	5.0
Electric Utilities	4.6
Banks	4.3
Software	4.0
Containers & Packaging	3.9
Independent Power & Renewable Electricity Producers	3.6
Health Care Equipment & Supplies	3.3
Oil, Gas & Consumable Fuels	3.0
Media	2.9
Electrical Equipment	2.6
Diversified Consumer Services	2.3
Electronic Equipment, Instruments & Components	2.3
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	24.2
Short-Term Investments	5.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

This Page Intentionally Left Blank

|  40

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$18,478,982	$272,822,070	$758,324,949
Net unrealized appreciation (depreciation)	1,161,763	35,193,244	(105,466,448)

Investments at value	19,640,745	308,015,314	652,858,501
Cash	458,089	—	—
Foreign currency at value (identified cost $0, $0 and $30,747, respectively)	—	—	30,762
Receivable for Fund shares sold	23,929	160,350	334,613
Receivable from investment adviser (Note 6)	53,357	—	—
Receivable for securities sold	—	1,065,075	1,597,187
Dividends and interest receivable	250,864	115,948	1,154,613
Tax reclaims receivable	—	95,492	2,418,569
Prepaid expenses (Note 8)	2	36	82

TOTAL ASSETS	20,426,986	309,452,215	658,394,327

LIABILITIES
Payable for securities purchased	—	—	1,303,803
Payable for Fund shares redeemed	105,361	314,960	1,093,533
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	112,577
Foreign taxes payable (Note 2)	—	—	82,919
Distributions payable	19,208	—	—
Management fees payable (Note 6)	—	169,604	448,619
Deferred Trustees’ fees (Note 6)	49,713	504,228	80,358
Administrative fees payable (Note 6)	726	10,732	22,809
Payable to distributor (Note 6d)	55	1,710	8,366
Other accounts payable and accrued expenses	38,894	53,854	140,336

TOTAL LIABILITIES	213,957	1,055,088	3,293,320

NET ASSETS	$20,213,029	$308,397,127	$655,101,007

NET ASSETS CONSIST OF:
Paid-in capital	$19,761,831	$268,112,522	$788,642,322
Accumulated earnings (loss)	451,198	40,284,605	(133,541,315)

NET ASSETS	$20,213,029	$308,397,127	$655,101,007

See accompanying notes to financial statements.

41  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund		Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$6,882,901	$182,130,117		$234,658,022

Shares of beneficial interest	667,694	8,431,699		18,432,195

Net asset value and redemption price per share	$10.31	$21.60		$12.73

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.63	$22.92		$13.51

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,505,728	$57,472,048		$206,980,736

Shares of beneficial interest	146,024	3,142,582		16,573,253

Net asset value and offering price per share	$10.31	$18.29		$12.49

Class N shares:
Net assets	$—	$11,205		$363,352

Shares of beneficial interest	—	490		28,593

Net asset value, offering and redemption price per share	$—	$22.86	**	$12.71

Class Y shares:
Net assets	$11,824,400	$68,783,757		$213,098,897

Shares of beneficial interest	1,145,380	3,014,939		16,778,766

Net asset value, offering and redemption price per share	$10.32	$22.81		$12.70

*	Formerly McDonnell Intermediate Municipal Bond Fund.
**	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$114,662,724	$346,776,442
Net unrealized appreciation	9,991,572	57,719,116

Investments at value	124,654,296	404,495,558
Receivable for Fund shares sold	24,321	276,152
Receivable for securities sold	913,232	950,866
Dividends and interest receivable	156,881	239,940
Prepaid expenses (Note 8)	16	54

TOTAL ASSETS	125,748,746	405,962,570

LIABILITIES
Payable for securities purchased	283,715	760,622
Payable for Fund shares redeemed	222,575	427,029
Management fees payable (Note 6)	99,497	264,535
Deferred Trustees’ fees (Note 6)	165,222	139,188
Administrative fees payable (Note 6)	4,240	13,538
Payable to distributor (Note 6d)	1,183	4,329
Other accounts payable and accrued expenses	51,489	95,665

TOTAL LIABILITIES	827,921	1,704,906

NET ASSETS	$124,920,825	$404,257,664

NET ASSETS CONSIST OF:
Paid-in capital	$118,883,843	$361,237,380
Accumulated earnings	6,036,982	43,020,284

NET ASSETS	$124,920,825	$404,257,664

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund		Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$70,378,708		$23,022,371

Shares of beneficial interest	4,770,654		1,105,442

Net asset value and redemption price per share	$14.75		$20.83

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$15.65		$22.10

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,217,592		$24,268,777

Shares of beneficial interest	294,013		1,236,542

Net asset value and offering price per share	$7.54		$19.63

Class N shares:
Net assets	$1,087		$66,583,602

Shares of beneficial interest	70		3,159,769

Net asset value, offering and redemption price per share	$15.48	**	$21.07

Class Y shares:
Net assets	$52,323,438		$290,382,914

Shares of beneficial interest	3,381,377		13,766,880

Net asset value, offering and redemption price per share	$15.47		$21.09

**	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$13,205	$3,319,321 (a)	$20,403,806
Non-cash dividends (Note 2b)	—	352,443	—
Interest	304,938	119,001	70,566
Less net foreign taxes withheld	—	(1,493)	(2,290,242)

	318,143	3,789,272	18,184,130

Expenses
Management fees (Note 6)	41,571	1,039,863	2,943,166
Service and distribution fees (Note 6)	15,490	516,843	1,403,464
Administrative fees (Note 6)	4,618	67,668	153,825
Trustees’ fees and expenses (Note 6)	10,511	24,770	20,593
Transfer agent fees and expenses (Notes 6 and 7)	5,914	132,616	347,425
Audit and tax services fees	26,388	20,547	21,248
Custodian fees and expenses	2,645	6,261	59,054
Legal fees (Note 8)	47,390	5,377	11,553
Registration fees	22,911	54,011	49,687
Shareholder reporting expenses	6,153	14,831	35,468
Miscellaneous expenses (Note 8)	11,245	19,369	43,655

Total expenses	194,836	1,902,156	5,089,138
Less waiver and/or expense reimbursement (Note 6)	(132,579)	(1,684)	(3,765)

Net expenses	62,257	1,900,472	5,085,373

Net investment income	255,886	1,888,800	13,098,757

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	20,676	8,115,491	(7,920,860)
Forward foreign currency contracts (Note 2d)	—	—	810,835
Foreign currency transactions (Note 2c)	—	—	(18,793)
Net change in unrealized appreciation (depreciation) on:
Investments	672,755	34,491,820	78,550,104
Forward foreign currency contracts (Note 2d)	—	—	(603,777)
Foreign currency translations (Note 2c)	—	—	(4,516)

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	693,431	42,607,311	70,812,993

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$949,317	$44,496,111	$83,911,750

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Includes a non-recurring dividend of $712,261.

See accompanying notes to financial statements.

45  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$1,064,779	$3,533,751
Interest	40,030	132,982
Less net foreign taxes withheld	—	(5,020)

	1,104,809	3,661,713

Expenses
Management fees (Note 6)	601,258	1,810,743
Service and distribution fees (Note 6)	104,697	160,361
Administrative fees (Note 6)	29,679	100,595
Trustees’ fees and expenses (Note 6)	12,994	19,021
Transfer agent fees and expenses (Notes 6 and 7)	76,866	201,299
Audit and tax services fees	20,555	21,030
Custodian fees and expenses	7,965	12,679
Interest expense (Note 9)	—	44,414
Legal fees (Note 8)	2,069	8,206
Registration fees	30,212	46,963
Shareholder reporting expenses	13,739	24,124
Miscellaneous expenses (Note 8)	15,801	17,369

Total expenses	915,835	2,466,804
Less waiver and/or expense reimbursement (Note 6)	(7,277)	(2,398)

Net expenses	908,558	2,464,406

Net investment income	196,251	1,197,307

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	538,558	5,280,973
Net change in unrealized appreciation (depreciation) on:
Investments	21,997,964	87,154,568

Net realized and unrealized gain on investments	22,536,522	92,435,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,732,773	$93,632,848

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets

	Loomis Sayles Intermediate Municipal Bond Fund*
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$255,886	$646,589
Net realized gain (loss) on investments	20,676	(22,955)
Net change in unrealized appreciation (depreciation) on investments	672,755	(735,309)

Net increase (decrease) in net assets resulting from operations	949,317	(111,675)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,026)	(153,865)
Class C	(12,375)	(30,521)
Class Y	(169,485)	(484,050)

Total distributions	(255,886)	(668,436)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(2,684,906)	(14,374,067)

Net decrease in net assets	(1,991,475)	(15,154,178)
NET ASSETS
Beginning of the period	22,204,504	37,358,682

End of the period	$20,213,029	$22,204,504

*	Formerly McDonnell Intermediate Municipal Bond Fund.

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,888,800	$1,069,674
Net realized gain on investments	8,115,491	32,340,899
Net change in unrealized appreciation (depreciation) on investments	34,491,820	(79,134,938)

Net increase (decrease) in net assets resulting from operations	44,496,111	(45,724,365)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,678,601)	(16,729,106)
Class C	(3,308,005)	(5,776,265)
Class N	(492)	(783)
Class Y	(3,170,424)	(5,137,882)

Total distributions	(15,157,522)	(27,644,036)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	6,865,751	29,541,538

Net increase (decrease) in net assets	36,204,340	(43,826,863)
NET ASSETS
Beginning of the period	272,192,787	316,019,650

End of the period	$308,397,127	$272,192,787

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$13,098,757	$16,259,770
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(7,128,818)	50,075,433
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	77,941,811	(341,618,930)

Net increase (decrease) in net assets resulting from operations	83,911,750	(275,283,727)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(12,193,845)
Class C	—	(7,685,820)
Class N	—	(36,370)
Class Y	—	(10,861,877)

Total distributions	—	(30,777,912)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(114,860,575)	(147,874,002)

Net decrease in net assets	(30,948,825)	(453,935,641)
NET ASSETS
Beginning of the period	686,049,832	1,139,985,473

End of the period	$655,101,007	$686,049,832

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$196,251	$247,839
Net realized gain on investments	538,558	23,578,542
Net change in unrealized appreciation (depreciation) on investments	21,997,964	(48,703,398)

Net increase (decrease) in net assets resulting from operations	22,732,773	(24,877,017)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(57,436)	(15,434,632)
Class C	(4,870)	(1,814,602)
Class N	(1)	(200)
Class Y	(46,447)	(16,863,125)

Total distributions	(108,754)	(34,112,559)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(26,097,578)	(99,064,102)

Net decrease in net assets	(3,473,559)	(158,053,678)
NET ASSETS
Beginning of the period	128,394,384	286,448,062

End of the period	$124,920,825	$128,394,384

See accompanying notes to financial statements.

|  50

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,197,307	$5,677,254
Net realized gain on investments	5,280,973	30,646,121
Net change in unrealized appreciation (depreciation) on investments	87,154,568	(163,168,095)

Net increase (decrease) in net assets resulting from operations	93,632,848	(126,844,720)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,020)	(4,208,463)
Class C	(2,248)	(2,370,741)
Class N	(6,349)	(6,683,144)
Class Y	(26,345)	(47,408,833)

Total distributions	(36,962)	(60,671,181)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(281,061,158)	(244,014,953)

Net decrease in net assets	(187,465,272)	(431,530,854)
NET ASSETS
Beginning of the period	591,722,936	1,023,253,790

End of the period	$404,257,664	$591,722,936

See accompanying notes to financial statements.

51  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.97		$10.17	$9.89	$10.09	$10.00		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.22	0.19	0.12	0.13		0.11
Net realized and unrealized gain (loss)	0.34		(0.19)	0.28	(0.20)	0.10		0.47

Total from Investment Operations	0.46		0.03	0.47	(0.08)	0.23		0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.23)	(0.19)	(0.12)	(0.14)		(0.12)

Net asset value, end of the period	$10.31		$9.97	$10.17	$9.89	$10.09		$10.00

Total return(b)(c)	4.62	%(d)	0.33%	4.77%	(0.79)%	2.28%		6.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,883		$6,019	$6,004	$5,474	$6,427		$2,399
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.74	%(g)	0.80%
Gross expenses	1.97	%(f)	1.30%	1.10%	0.88%	1.12%		1.26%
Net investment income	2.36	%(f)	2.24%	1.87%	1.19%	1.27%		1.15%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.98		$10.18	$9.90	$10.09	$9.99		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15	0.11	0.04	0.05		0.04
Net realized and unrealized gain (loss)	0.33		(0.19)	0.28	(0.18)	0.11		0.45

Total from Investment Operations	0.41		(0.04)	0.39	(0.14)	0.16		0.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)	(0.11)	(0.05)	(0.06)		(0.04)

Net asset value, end of the period	$10.31		$9.98	$10.18	$9.90	$10.09		$9.99

Total return(b)(c)	4.13	%(d)	(0.42)%	3.98%	(1.44)%	1.63%		5.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,506		$1,675	$2,395	$4,015	$6,355		$2,223
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.45%	1.49	%(g)	1.55%
Gross expenses	2.73	%(f)	2.05%	1.83%	1.63%	1.88%		2.04%
Net investment income	1.62	%(f)	1.49%	1.10%	0.44%	0.52%		0.41%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.99		$10.19	$9.90	$10.10	$10.00		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25	0.21	0.15	0.15		0.14
Net realized and unrealized gain (loss)	0.33		(0.20)	0.29	(0.20)	0.11		0.46

Total from Investment Operations	0.46		0.05	0.50	(0.05)	0.26		0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.25)	(0.21)	(0.15)	(0.16)		(0.14)

Net asset value, end of the period	$10.32		$9.99	$10.19	$9.90	$10.10		$10.00

Total return(b)	4.64	%(c)	0.58%	5.13%	(0.55)%	2.63%		6.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,824		$14,510	$28,960	$49,179	$66,713		$28,314
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.45%	0.49	%(f)	0.55%
Gross expenses	1.73	%(e)	1.04%	0.83%	0.63%	0.85%		1.02%
Net investment income	2.61	%(e)	2.47%	2.09%	1.44%	1.48%		1.46%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$19.44		$24.72	$21.37	$18.79	$20.43	$21.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.10	0.11	0.16	0.14	0.10
Net realized and unrealized gain (loss)	3.07		(3.28)	4.28	3.20	(1.02)	2.11

Total from Investment Operations	3.21		(3.18)	4.39	3.36	(0.88)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.08)	(0.10)	(0.16)	(0.13)	(0.07)
Net realized capital gains	(1.05)		(2.02)	(0.94)	(0.62)	(0.63)	(3.11)

Total Distributions	(1.05)		(2.10)	(1.04)	(0.78)	(0.76)	(3.18)

Net asset value, end of the period	$21.60		$19.44	$24.72	$21.37	$18.79	$20.43

Total return(d)	16.50	%(b)(e)	(13.01)%	20.75%	18.37%	(4.41)%	10.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$182,130		$164,748	$203,792	$173,036	$173,925	$195,061
Net expenses	1.16	%(f)	1.13%	1.18%	1.18%	1.14%	1.22%
Gross expenses	1.16	%(f)	1.13%	1.18%	1.18%	1.14%	1.22%
Net investment income	1.32	%(b)(f)	0.41%	0.48%	0.82%	0.68%	0.44%
Portfolio turnover rate	12%		39%	16%	16%	23%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 16.25% and the ratio of net investment income to average net assets would have been 0.86%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$16.66		$21.58	$18.83		$16.65	$18.19		$19.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	(b)	(0.07)	(0.05)		0.01	(0.01)		(0.06)
Net realized and unrealized gain (loss)	2.63		(2.83)	3.74		2.80	(0.90)		1.90

Total from Investment Operations	2.68		(2.90)	3.69		2.81	(0.91)		1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	(0.01)	(0.00	)(c)	(0.02)
Net realized capital gains	(1.05)		(2.02)	(0.94)		(0.62)	(0.63)		(3.11)

Total Distributions	(1.05)		(2.02)	(0.94)		(0.63)	(0.63)		(3.13)

Net asset value, end of the period	$18.29		$16.66	$21.58		$18.83	$16.65		$18.19

Total return(d)	16.07	%(b)(e)	(13.63)%	19.85%		17.45%	(5.07)%		9.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,472		$53,606	$62,272		$55,910	$70,616		$62,941
Net expenses	1.91	%(f)	1.88%	1.93%		1.93%	1.89%		1.97%
Gross expenses	1.91	%(f)	1.88%	1.93%		1.93%	1.89%		1.97%
Net investment income (loss)	0.58	%(b)(f)	(0.33)%	(0.27)%		0.09%	(0.07)%		(0.30)%
Portfolio turnover rate	12%		39%	16%		16%	23%		64%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 15.83% and the ratio of net investment income to average net assets would have been 0.11%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	(b)	0.22	0.14
Net realized and unrealized gain (loss)	3.23		(3.45)	3.44

Total from Investment Operations	3.42		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.17)	(0.17)
Net realized capital gains	(1.05)		(2.02)	(0.63)

Total Distributions	(1.05)		(2.19)	(0.80)

Net asset value, end of the period	$22.86		$20.49	$25.91

Total return(d)	16.69	%(b)(e)	(12.60)%	15.46	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11		$10	$1
Net expenses(f)	0.82	%(g)	0.75%	0.75	%(g)
Gross expenses	2.23	%(g)	3.79%	13.79	%(g)
Net investment income	1.66	%(b)(g)	0.88%	0.84	%(g)
Portfolio turnover rate	12%		39%	16	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13 , total return would have been 16.45% and the ratio of net investment income to average net assets would have been 1.19%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$20.46		$25.90	$22.34	$19.60	$21.28	$22.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	(b)	0.17	0.17	0.21	0.19	0.15
Net realized and unrealized gain (loss)	3.22		(3.44)	4.48	3.36	(1.06)	2.20

Total from Investment Operations	3.40		(3.27)	4.65	3.57	(0.87)	2.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.15)	(0.15)	(0.21)	(0.18)	(0.12)
Net realized capital gains	(1.05)		(2.02)	(0.94)	(0.62)	(0.63)	(3.11)

Total Distributions	(1.05)		(2.17)	(1.09)	(0.83)	(0.81)	(3.23)

Net asset value, end of the period	$22.81		$20.46	$25.90	$22.34	$19.60	$21.28

Total return	16.61	%(b)(d)	(12.76)%	21.05%	18.69%	(4.18)%	10.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$68,784		$53,829	$49,955	$26,252	$21,696	$26,694
Net expenses	0.91	%(e)	0.88%	0.93%	0.92%	0.89%	0.97%
Gross expenses	0.91	%(e)	0.88%	0.93%	0.92%	0.89%	0.97%
Net investment income	1.61	%(b)(e)	0.68%	0.71%	1.05%	0.92%	0.67%
Portfolio turnover rate	12%		39%	16%	16%	23%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13 , total return would have been 16.37% and the ratio of net investment income to average net assets would have been 1.13%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$11.29		$15.58	$12.15	$11.47	$12.44	$13.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.25	0.18	0.17	0.15	0.18
Net realized and unrealized gain (loss)	1.20		(4.02)	3.41	0.76	(0.80)	(1.01)

Total from Investment Operations	1.44		(3.77)	3.59	0.93	(0.65)	(0.83)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.29)	(0.16)	(0.21)	(0.20)	(0.25)
Net realized capital gains	—		(0.23)	—	(0.04)	(0.12)	(0.22)

Total Distributions	—		(0.52)	(0.16)	(0.25)	(0.32)	(0.47)

Net asset value, end of the period	$12.73		$11.29	$15.58	$12.15	$11.47	$12.44

Total return(b)	12.75	%(c)	(24.15)%	29.56%	8.19%	(5.35)%	(6.05)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$234,658		$257,551	$603,988	$533,112	$722,805	$617,383
Net expenses	1.31	%(d)	1.31%	1.32%	1.34%	1.31%	1.31%
Gross expenses	1.31	%(d)	1.31%	1.32%	1.34%	1.31%	1.31%
Net investment income	3.93	%(d)	1.72%	1.28%	1.54%	1.17%	1.34%
Portfolio turnover rate	14%		50%	40%	41%	51%	31%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$11.11		$15.30	$11.96	$11.29	$12.25	$13.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.13	0.06	0.08	0.05	0.08
Net realized and unrealized gain (loss)	1.19		(3.92)	3.35	0.74	(0.78)	(0.98)

Total from Investment Operations	1.38		(3.79)	3.41	0.82	(0.73)	(0.90)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)	(0.07)	(0.11)	(0.11)	(0.16)
Net realized capital gains	—		(0.23)	—	(0.04)	(0.12)	(0.22)

Total Distributions	—		(0.40)	(0.07)	(0.15)	(0.23)	(0.38)

Net asset value, end of the period	$12.49		$11.11	$15.30	$11.96	$11.29	$12.25

Total return(b)	12.42	%(c)	(24.74)%	28.55%	7.36%	(6.08)%	(6.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$206,981		$212,618	$363,018	$255,249	$341,959	$327,319
Net expenses	2.06	%(d)	2.07%	2.07%	2.09%	2.06%	2.05%
Gross expenses	2.06	%(d)	2.07%	2.07%	2.09%	2.06%	2.05%
Net investment income	3.20	%(d)	0.94%	0.42%	0.73%	0.39%	0.61%
Portfolio turnover rate	14%		50%	40%	41%	51%	31%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.28	0.15
Net realized and unrealized gain (loss)	1.23		(4.02)	1.66

Total from Investment Operations	1.46		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.36)	(0.21)
Net realized capital gains	—		(0.23)	—

Total Distributions	—		(0.59)	(0.21)

Net asset value, end of the period	$12.71		$11.25	$15.58

Total return(b)	12.98	%(c)	(23.94)%	12.96	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$363		$758	$1
Net expenses(d)	0.96	%(e)	0.99%	0.92	%(e)
Gross expenses	0.99	%(e)	1.02%	25.21	%(e)
Net investment income	3.65	%(e)	2.04%	1.54	%(e)
Portfolio turnover rate	14%		50%	40	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.26	0.00	(b)
Net realized and unrealized gain (loss)	1.19		(3.99)	1.79

Total from Investment Operations	1.45		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.35)	(0.21)
Net realized capital gains	—		(0.23)	—

Total Distributions	—		(0.58)	(0.21)

Net asset value, end of the period	$12.70		$11.25	$15.56

Total return	12.89	%(c)	(23.93)%	12.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$213,099		$215,123	$172,978
Net expenses	1.06	%(d)	1.07%	1.07	%(d)
Gross expenses	1.06	%(d)	1.07%	1.07	%(d)
Net investment income	4.19	%(d)	1.85%	0.03	%(d)
Portfolio turnover rate	14%		50%	40	%(e)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$12.48		$18.71		$19.79		$17.74	$20.65		$22.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.01		(0.01)		0.02	0.06	(b)	(0.06)
Net realized and unrealized gain (loss)	2.26		(2.76)		1.21		3.49	(0.07)		1.95

Total from Investment Operations	2.28		(2.75)		1.20		3.51	(0.01)		1.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(c)	(0.00	)(c)	(0.01)	(0.04)		—
Net realized capital gains	—		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.48)		(2.28)		(1.46)	(2.90)		(3.58)

Net asset value, end of the period	$14.75		$12.48		$18.71		$19.79	$17.74		$20.65

Total return(d)	18.28	%(e)(f)	(14.84)%		6.28%		20.24%	(0.29	)%(b)	8.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,379		$66,376		$93,751		$106,447	$103,092		$125,201
Net expenses	1.45	%(g)(h)	1.38%		1.36%		1.35%	1.35%		1.37%
Gross expenses	1.46	%(g)	1.38%		1.36%		1.35%	1.35%		1.37%
Net investment income (loss)	0.21	%(g)	0.03%		(0.03)%		0.11%	0.26	%(b)	(0.27)%
Portfolio turnover rate	33%		70%		92%		74%	62%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$6.41		$11.67		$13.26		$12.39	$15.36		$17.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)		(0.10)		(0.08)	(0.08	)(b)	(0.18)
Net realized and unrealized gain (loss)	1.16		(1.69)		0.79		2.40	(0.03)		1.51

Total from Investment Operations	1.14		(1.78)		0.69		2.32	(0.11)		1.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(c)	(0.00	)(c)	—	—		—
Net realized capital gains	—		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Net asset value, end of the period	$7.54		$6.41		$11.67		$13.26	$12.39		$15.36

Total return(d)	17.81	%(e)(f)	(15.51)%		5.50%		19.32%	(1.02	)%(b)	7.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,218		$3,480		$15,756		$20,379	$21,188		$27,292
Net expenses	2.20	%(g)(h)	2.12%		2.11%		2.10%	2.10%		2.12%
Gross expenses	2.21	%(g)	2.12%		2.11%		2.10%	2.10%		2.12%
Net investment loss	(0.61	)%(g)	(0.83)%		(0.79)%		(0.64)%	(0.48	)%(b)	(1.02)%
Portfolio turnover rate	33%		70%		92%		74%	62%		58%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.08	0.07
Net realized and unrealized gain (loss)	2.37		(2.86)	1.35

Total from Investment Operations	2.41		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.03)	(0.02)
Net realized capital gains	—		(3.48)	(1.58)

Total Distributions	(0.01)		(3.51)	(1.60)

Net asset value, end of the period	$15.48		$13.08	$19.37

Total return(b)	18.51	%(c)	(14.48)%	7.17	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1
Net expenses(d)	1.10	%(e)	0.96%	0.96	%(e)
Gross expenses	14.85	%(e)	15.17%	14.68	%(e)
Net investment income	0.55	%(e)	0.43%	0.56	%(e)
Portfolio turnover rate	33%		70%	92	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$13.08		$19.37	$20.36	$18.21	$21.13		$22.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.04	0.05	0.07	0.11	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	2.37		(2.84)	1.25	3.59	(0.07)		1.98

Total from Investment Operations	2.40		(2.80)	1.30	3.66	0.04		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.01)	(0.06)	(0.10)		—
Net realized capital gains	—		(3.48)	(2.28)	(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.49)	(2.29)	(1.51)	(2.96)		(3.58)

Net asset value, end of the period	$15.47		$13.08	$19.37	$20.36	$18.21		$21.13

Total return	18.36	%(d)(e)	(14.61)%	6.60%	20.53%	(0.05	)%(b)	9.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$52,323		$58,538	$176,940	$183,145	$179,322		$176,905
Net expenses	1.20	%(f)(g)	1.12%	1.11%	1.10%	1.10%		1.12%
Gross expenses	1.21	%(g)	1.12%	1.11%	1.10%	1.10%		1.12%
Net investment income (loss)	0.44	%(g)	0.22%	0.23%	0.36%	0.50	%(b)	(0.01)%
Portfolio turnover rate	33%		70%	92%	74%	62%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.37		$22.65	$20.55		$20.04	$21.29		$20.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.09	0.17	(b)	0.07	0.03	(c)	(0.08)
Net realized and unrealized gain (loss)	3.44		(3.71)	2.48		1.05	(0.79)		2.31

Total from Investment Operations	3.46		(3.62)	2.65		1.12	(0.76)		2.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.15)	(0.18)		(0.05)	(0.02)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.66)	(0.55)		(0.61)	(0.49)		(1.57)

Net asset value, end of the period	$20.83		$17.37	$22.65		$20.55	$20.04		$21.29

Total return(e)	19.93	%(f)(g)	(16.10)%	12.93	%(b)	5.85%	(3.66	)%(c)	10.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$23,022		$43,769	$67,186		$87,536	$142,833		$73,237
Net expenses	1.29	%(h)(i)(j)	1.24%	1.22%		1.23%	1.23%		1.25%
Gross expenses	1.30	%(i)(j)	1.24%	1.22%		1.23%	1.23%		1.25%
Net investment income (loss)	0.18	%(i)	0.42%	0.77	%(b)	0.35%	0.16	%(c)	(0.37)%
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Includes interest expense of 0.03%. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.27%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$16.43		$21.50	$19.51		$19.16		$20.51		$20.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.08)	0.00	(b)(c)	(0.07)		(0.13	)(d)	(0.23)
Net realized and unrealized gain (loss)	3.23		(3.48)	2.36		0.98		(0.75)		2.24

Total from Investment Operations	3.20		(3.56)	2.36		0.91		(0.88)		2.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—	—		(0.00	)(b)	—		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)		(0.47)		(1.57)

Total Distributions	(0.00)		(1.51)	(0.37)		(0.56)		(0.47)		(1.57)

Net asset value, end of the period	$19.63		$16.43	$21.50		$19.51		$19.16		$20.51

Total return(e)	19.49	%(f)	(16.71)%	12.11	%(c)	5.03%		(4.39	)%(d)	10.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,269		$23,967	$47,559		$68,923		$89,284		$35,894
Net expenses	2.03	%(g)(h)	1.98%	1.97%		1.98%		1.98%		2.00%
Gross expenses	2.03	%(g)(h)	1.98%	1.97%		1.98%		1.98%		2.00%
Net investment income (loss)	(0.36	)%(g)	(0.36)%	0.00	%(c)(i)	(0.38)%		(0.61	)%(d)	(1.10)%
Portfolio turnover rate	25%		44%	42%		57%		32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 2.02% and the ratio of gross expenses would have been 2.02%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.54		$22.87	$20.75		$20.26	$21.50		$20.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.17	0.25	(b)	0.16	0.11	(c)	(0.00	)(d)
Net realized and unrealized gain (loss)	3.46		(3.75)	2.51		1.04	(0.81)		2.31

Total from Investment Operations	3.53		(3.58)	2.76		1.20	(0.70)		2.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.24)	(0.27)		(0.15)	(0.07)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.75)	(0.64)		(0.71)	(0.54)		(1.57)

Net asset value, end of the period	$21.07		$17.54	$22.87		$20.75	$20.26		$21.50

Total return	20.14	%(e)	(15.78)%	13.31	%(b)	6.21%	(3.35	)%(c)	11.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$66,584		$70,902	$134,205		$148,365	$65,010		$12,024
Net expenses	0.93	%(f)(g)	0.88%	0.88%		0.88%	0.89%		0.91	%(h)
Gross expenses	0.93	%(f)(g)	0.88%	0.88%		0.88%	0.89%		0.91	%(h)
Net investment income (loss)	0.72	%(f)	0.76%	1.16	%(b)	0.78%	0.50	%(c)	(0.00	)%(i)
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.57		$22.89	$20.77		$20.27	$21.52		$20.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.15	0.23	(b)	0.12	0.09	(c)	(0.02)
Net realized and unrealized gain (loss)	3.46		(3.75)	2.51		1.07	(0.82)		2.33

Total from Investment Operations	3.52		(3.60)	2.74		1.19	(0.73)		2.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.21)	(0.25)		(0.13)	(0.05)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.72)	(0.62)		(0.69)	(0.52)		(1.57)

Net asset value, end of the period	$21.09		$17.57	$22.89		$20.77	$20.27		$21.52

Total return	20.04	%(e)	(15.85)%	13.19	%(b)	6.14%	(3.47	)%(c)	11.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$290,383		$453,085	$774,304		$903,545	$1,133,634		$656,071
Net expenses	1.03	%(f)(g)	0.99%	0.97%		0.98%	0.98%		1.00%
Gross expenses	1.03	%(f)(g)	0.99%	0.97%		0.98%	0.98%		1.00%
Net investment income (loss)	0.59	%(f)	0.66%	1.04	%(b)	0.62%	0.39	%(c)	(0.10)%
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.01% and the ratio of gross expenses would have been 1.02%.

See accompanying notes to financial statements.

|  70

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Loomis Sayles Intermediate Municipal Bond Fund (formerly McDonnell Intermediate Municipal Bond Fund) (the “Intermediate Municipal Bond Fund”)

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A shares, Class C shares and Class Y shares. Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund also offer Class N shares.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 3.00% for Intermediate Municipal Bond Fund and 5.75% for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each

71  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for each Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an

|  72

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2019, securities held by Natixis Oakmark International Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$583,171,039	89.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax,

73  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and

75  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as taxable over-distribution, capital gains taxes, deferred Trustees’ fees, distribution redesignations and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contract mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Intermediate Municipal Bond Fund	$5,716	$662,720	$—	$668,436
Natixis Oakmark Fund	2,211,730	—	25,432,306	27,644,036
Natixis Oakmark International Fund	16,730,811	—	14,047,101	30,777,912
Small Cap Value Fund	6,205,741	—	27,906,818	34,112,559
Value Opportunity Fund	6,805,023	—	53,866,158	60,671,181

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of

|  76

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(684,217)	$—	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(3,155,958)	$(18,604,946)	$(1,651,386)	$(9,183,228)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses. Natixis Oakmark Fund, Small Cap Value Fund and Value Opportunity Fund are deferring capital losses.

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Federal tax cost	$18,478,982	$272,822,070	$758,324,949	$114,662,724	$346,776,442

Gross tax appreciation	$1,161,763	$60,144,747	$23,085,595	$15,847,169	$67,591,152
Gross tax depreciation	—	(24,951,503)	(128,664,620)	(5,855,597)	(9,872,036)

Net tax appreciation (depreciation)	$1,161,763	$35,193,244	$(105,579,025)	$9,991,572	$57,719,116

77  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve

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future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$18,805,845	$—	$18,805,845
Exchange-Traded Funds	834,900	—	—	834,900

Total	$834,900	$18,805,845	$—	$19,640,745

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

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Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$294,028,728	$—	$—	$294,028,728
Short-Term Investments	—	13,986,586	—	13,986,586

Total	$294,028,728	$13,986,586	$—	$308,015,314

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$15,749,349	$—	$15,749,349
France	—	78,357,992	—	78,357,992
Germany	—	112,933,957	—	112,933,957
India	—	1,897,889	—	1,897,889
Indonesia	—	6,383,991	—	6,383,991
Italy	—	23,936,943	—	23,936,943
Japan	—	29,841,156	—	29,841,156
Korea	—	22,845,957	—	22,845,957
Netherlands	—	27,431,922	—	27,431,922
South Africa	—	12,716,100	—	12,716,100
Sweden	—	42,069,195	—	42,069,195
Switzerland	—	73,904,048	—	73,904,048
Taiwan	—	6,944,726	—	6,944,726
United Kingdom	14,042,859	119,689,774	—	133,732,633
United States	4,535,093	8,468,040	—	13,003,133
All Other Common Stocks(a)	38,522,827	—	—	38,522,827

Total Common Stocks	57,100,779	583,171,039	—	640,271,818

Short-Term Investments	—	12,586,683	—	12,586,683

Total	$57,100,779	$595,757,722	$—	$652,858,501

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Natixis Oakmark International Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(112,577)	$—	$(112,577)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$118,182,342	$—	$—	$118,182,342
Exchange-Traded Funds	5,012,800	—	—	5,012,800
Closed-End Investment Companies	540,431	—	—	540,431
Short-Term Investments	—	918,723	—	918,723

Total	$123,735,573	$918,723	$—	$124,654,296

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$382,539,293	$—	$—	$382,539,293
Short-Term Investments	—	21,956,265	—	21,956,265

Total	$382,539,293	$21,956,265	$—	$404,495,558

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$(112,577)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$810,835

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(603,777)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional

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amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	3.39%
Highest Notional Amount Outstanding	4.16%
Lowest Notional Amount Outstanding	1.02%
Notional Amount Outstanding as of June 30, 2019	1.02%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2019, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(112,577)	$—	$(112,577)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to

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Notes to Financial Statements (continued)

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the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$—	$—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Intermediate Municipal Bond Fund	$845,780	$2,656,431
Natixis Oakmark Fund	34,084,192	41,419,149
Natixis Oakmark International Fund	98,539,343	221,348,751
Small Cap Value Fund	42,675,538	67,662,115
Value Opportunity Fund	113,552,239	401,726,159

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Intermediate Municipal Bond Fund	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

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Effective July 1, 2019, Natixis Oakmark International Fund pays a management fee at the annual rates of 0.85% of the first $150 million, 0.75% of the next $850 million and 0.70% in excess of $1 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Intermediate Municipal Bond Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc. is indirectly owned by Natixis.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 million	Next $1.3 billion	Over $1.5 billion
Intermediate Municipal Bond Fund	Loomis Sayles	0.20%	0.20%	0.20%
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

Prior to June 30, 2019, McDonnell Investment Management, LLC (“McDonnell”), which was owned by Loomis, Sayles & Company, Inc, was the sub-adviser to the Intermediate Municipal Bond Fund and was paid a subadvisory fee at the same rates.

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Effective July 1, 2019, Natixis Oakmark International Fund has agreed to pay its subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $850 million	Over $1 billion
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.45%

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.45%	2.20%	1.15%	1.20%
Small Cap Value Fund	1.45%	2.20%	1.15%	1.20%
Value Opportunity Fund	1.40%	2.15%	1.10%	1.15%

Effective July 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark International Fund	1.37%	2.12%	1.07%	1.12%
Small Cap Value Fund	1.34%	2.09%	1.04%	1.09%
Value Opportunity Fund	1.20%	1.95%	0.90%	0.95%

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These new undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Intermediate Municipal Bond Fund	$41,571	$41,571	$—	0.40%	—%
Natixis Oakmark Fund	1,039,863	—	1,039,863	0.68%	0.68%
Natixis Oakmark International Fund	2,943,166	—	2,943,166	0.85%	0.85%
Small Cap Value Fund	601,258	6,499	594,759	0.90%	0.89%
Value Opportunity Fund	1,810,743	—	1,810,743	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2020.

For the six months ended June 30, 2019, expenses have been reimbursed as follows:

Fund	Reimbursement
Intermediate Municipal Bond Fund	$90,898

No expenses were recovered during the six months ended June 30, 2019 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

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Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Municipal Bond Fund	$7,847	$1,911	$5,732
Natixis Oakmark Fund	224,806	73,009	219,028
Natixis Oakmark International Fund	318,081	271,346	814,037
Small Cap Value Fund	89,434	3,816	11,447
Value Opportunity Fund	36,069	31,073	93,219

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

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For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Intermediate Municipal Bond Fund	$4,618	$110	$4,508
Natixis Oakmark Fund	67,668	1,608	66,060
Natixis Oakmark International Fund	153,825	3,659	150,166
Small Cap Value Fund	29,679	706	28,973
Value Opportunity Fund	100,595	2,398	98,197

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$2,175
Natixis Oakmark Fund	67,827
Natixis Oakmark International Fund	316,963
Small Cap Value Fund	46,463
Value Opportunity Fund	174,889

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$55
Natixis Oakmark Fund	1,710
Natixis Oakmark International Fund	8,366
Small Cap Value Fund	1,183
Value Opportunity Fund	4,329

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019, were as follows:

Fund	Commissions
Intermediate Municipal Bond Fund	$178
Natixis Oakmark Fund	29,996
Natixis Oakmark International Fund	45,056
Small Cap Value Fund	587
Value Opportunity Fund	1,277

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the

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aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2019, Natixis and affiliates held shares of Natixis Oakmark Fund and Small Cap Value Fund representing less than 0.01% of each Funds’ net assets and Intermediate Municipal Bond Fund representing 2.01% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Natixis Oakmark Fund	$76
Natixis Oakmark International Fund	106
Small Cap Value Fund	72

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2019, Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	$78,330	$25,442	$76	$28,768
Natixis Oakmark International Fund	128,205	108,859	106	110,255
Small Cap Value Fund	41,068	1,755	72	33,971
Value Opportunity Fund	15,810	12,902	220	172,367

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, Value Opportunity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $108,471,250 at a weighted average interest rate of 3.51%. Interest expense incurred was $42,294.

9.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended June 30, 2019 is reflected on the Statement of Operations.

10.  Concentration of Risk.  The Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Intermediate Municipal Bond Fund	4	34.55%
Value Opportunity Fund	1	17.47%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	109,907	$1,116,143	275,455	$2,764,015
Issued in connection with the reinvestment of distributions	6,087	61,928	12,617	125,269
Redeemed	(51,876)	(526,677)	(274,616)	(2,717,698)

Net change	64,118	$651,394	13,456	$171,586

Class C
Issued from the sale of shares	17,912	$183,711	10,557	$105,987
Issued in connection with the reinvestment of distributions	514	5,230	1,243	12,351
Redeemed	(40,282)	(407,933)	(79,290)	(790,619)

Net change	(21,856)	$(218,992)	(67,490)	$(672,281)

Class Y
Issued from the sale of shares	62,409	$633,467	422,343	$4,210,756
Issued in connection with the reinvestment of distributions	8,263	84,122	14,182	141,017
Redeemed	(378,184)	(3,834,897)	(1,826,504)	(18,225,145)

Net change	(307,512)	$(3,117,308)	(1,389,979)	$(13,873,372)

Decrease from capital share transactions	(265,250)	$(2,684,906)	(1,444,013)	$(14,374,067)

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	203,406	$4,390,768	1,710,227	$42,259,538
Issued in connection with the reinvestment of distributions	368,563	7,968,348	759,153	15,279,946
Redeemed	(612,822)	(13,142,247)	(2,242,255)	(53,142,329)

Net change	(40,853)	$(783,131)	227,125	$4,397,155

Class C
Issued from the sale of shares	301,651	$5,541,988	1,327,534	$27,139,192
Issued in connection with the reinvestment of distributions	148,285	2,718,062	277,335	4,799,814
Redeemed	(524,770)	(9,571,242)	(1,273,226)	(26,235,921)

Net change	(74,834)	$(1,311,192)	331,643	$5,703,085

Class N
Issued from the sale of shares	—	$—	386	$10,194
Issued in connection with the reinvestment of distributions	21	492	38	783

Net change	21	$492	424	$10,977

Class Y
Issued from the sale of shares	882,451	$20,258,361	2,241,985	$58,092,396
Issued in connection with the reinvestment of distributions	113,410	2,588,016	190,395	4,001,696
Redeemed	(611,675)	(13,886,795)	(1,730,567)	(42,663,771)

Net change	384,186	$8,959,582	701,813	$19,430,321

Increase from capital share transactions	268,520	$6,865,751	1,261,005	$29,541,538

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,864,854	$23,048,746	8,614,434	$129,879,929
Issued in connection with the reinvestment of distributions	—	—	995,963	10,965,551
Redeemed	(6,250,666)	(77,024,582)	(25,557,109)	(364,431,088)

Net change	(4,385,812)	$(53,975,836)	(15,946,712)	$(223,585,608)

Class C
Issued from the sale of shares	836,053	$10,140,860	4,347,532	$64,671,210
Issued in connection with the reinvestment of distributions	—	—	567,617	6,152,971
Redeemed	(3,394,153)	(41,351,489)	(9,503,667)	(126,163,655)

Net change	(2,558,100)	$(31,210,629)	(4,588,518)	$(55,339,474)

Class N
Issued from the sale of shares	3,178	$39,783	92,040	$1,342,548
Issued in connection with the reinvestment of distributions	—	—	3,315	36,370
Redeemed	(41,916)	(523,125)	(28,097)	(387,970)

Net change	(38,738)	$(483,342)	67,258	$990,948

Class Y
Issued from the sale of shares	2,538,866	$31,329,114	18,731,471	$276,949,870
Issued in connection with the reinvestment of distributions	—	—	965,209	10,588,341
Redeemed	(4,888,962)	(60,519,882)	(11,681,703)	(157,478,079)

Net change	(2,350,096)	$(29,190,768)	8,014,977	$130,060,132

Decrease from capital share transactions	(9,332,746)	$(114,860,575)	(12,452,995)	$(147,874,002)

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	182,740	$2,629,439	712,683	$12,873,039
Issued in connection with the reinvestment of distributions	3,541	52,222	1,087,949	14,101,401
Redeemed	(732,796)	(10,486,719)	(1,494,118)	(27,125,775)

Net change	(546,515)	$(7,805,058)	306,514	$(151,335)

Class C
Issued from the sale of shares	9,046	$64,711	67,032	$586,716
Issued in connection with the reinvestment of distributions	481	3,624	201,322	1,524,443
Redeemed	(258,287)	(1,894,914)	(1,075,636)	(12,147,004)

Net change	(248,760)	$(1,826,579)	(807,282)	$(10,035,845)

Class N
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	— (a)	1	15	200

Net change	—	$1	15	$200

Class Y
Issued from the sale of shares	173,759	$2,571,666	441,361	$8,044,129
Issued in connection with the reinvestment of distributions	2,781	42,942	1,132,316	15,826,362
Redeemed	(1,271,362)	(19,080,550)	(6,233,772)	(112,747,613)

Net change	(1,094,822)	$(16,465,942)	(4,660,095)	$(88,877,122)

Decrease from capital share transactions	(1,890,097)	$(26,097,578)	(5,160,848)	$(99,064,102)

(a)	Amount rounds to less than one share.

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	228,770	$4,129,655	495,715	$10,630,321
Issued in connection with the reinvestment of distributions	94	1,895	171,431	3,074,190
Redeemed	(1,642,973)	(31,832,503)	(1,114,049)	(23,838,889)

Net change	(1,414,109)	$(27,700,953)	(446,903)	$(10,134,378)

Class C
Issued from the sale of shares	22,450	$417,992	74,034	$1,500,519
Issued in connection with the reinvestment of distributions	103	1,967	121,282	2,078,925
Redeemed	(244,920)	(4,583,054)	(948,504)	(19,327,431)

Net change	(222,367)	$(4,163,095)	(753,188)	$(15,747,987)

Class N
Issued from the sale of shares	196,980	$3,950,336	1,690,373	$38,824,913
Issued in connection with the reinvestment of distributions	310	6,349	369,511	6,683,144
Redeemed	(1,079,794)	(21,980,922)	(3,884,820)	(89,963,901)

Net change	(882,504)	$(18,024,237)	(1,824,936)	$(44,455,844)

Class Y
Issued from the sale of shares	1,017,203	$20,066,952	7,576,178	$168,906,227
Issued in connection with the reinvestment of distributions	1,163	23,799	2,423,432	44,084,799
Redeemed	(13,043,795)	(251,263,624)	(18,028,194)	(386,667,770)

Net change	(12,025,429)	$(231,172,873)	(8,028,584)	$(173,676,744)

Decrease from capital share transactions	(14,544,409)	$(281,061,158)	(11,053,611)	$(244,014,953)

|  98

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Intermediate Municipal Bond Fund was held on June 19, 2019 to approve a new subadvisory agreement between Natixis Funds Trust II on behalf of the Fund, Natixis Advisors and Loomis Sayles. The proposal was approved by shareholders of the Fund. The results of the shareholder vote were as follows:

Loomis Sayles Intermediate Municipal Bond Fund

Voted “FOR”	Withheld
1,289,184.986	3,931.000

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NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

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within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

This page not part of shareholder report

Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

This page not part of shareholder report

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated June 21, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), each dated May 1, 2019, as may be revised and supplemented from time to time.

On June 19, 2019, the Shareholders of the Fund approved a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

Effective June 30, 2019, Loomis Sayles is the new Sub-Adviser to the Fund. Therefore, all references to McDonnell Investment Management, LLC (“McDonnell”) are hereby replaced with Loomis Sayles.

Additionally, effective June 30, 2019, the Fund’s name is changed to Loomis Sayles Intermediate Municipal Bond Fund.

The Fund’s principal investment strategies, portfolio managers and advisory fee rate will remain the same.

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NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

NATIXIS OAKMARK INTERNATIONAL FUND

(the “Fund”)

Effective July 1, 2019, the Fund’s Board of Trustees approved a proposal to revise the advisory fee rate from 0.85% on all assets to 0.85% on the first $150 million in assets, 0.75% on the next $850 million in assets and 0.70% on assets thereafter. Additionally, the Fund’s Board of Trustees approved a proposal to revise the sub-advisory fee rate from 0.60% on all assets to 0.60% on the first $150 million in assets, 0.50% on the next $850 million in assets and 0.45% on assets thereafter. In addition, effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.20%	0.21%	0.16%	0.20%[3]	0.21%
Total annual fund operating expenses	1.21%	1.97%	0.92%	1.21%	0.97%
Fee waiver and/or expense reimbursement[4,5]	0.00%	0.00%	0.03%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.97%	0.89%	1.21%	0.97%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective July 1, 2019.

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2	Other expenses have been restated to reflect current custodian fees for the Fund effective October 1, 2018.

3	Other expenses are estimated for the current fiscal year.

4

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

5

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$691	$937	$1,202	$1,957
Class C	$300	$618	$1,062	$2,296
Class N	$91	$290	$506	$1,128
Class T	$370	$624	$898	$1,679
Class Y	$99	$309	$536	$1,190

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If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$200	$618	$1,062	$2,296

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.23%	0.22%	14.27%	0.23%[1]	0.22%
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	1.50%	2.24%	15.29%	1.50%	1.24%
Fee waiver and/or expense reimbursement[3,4]	0.04%	0.03%	14.21%	0.04%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.46%	2.21%	1.08%	1.46%	1.21%

1	Other expenses are estimated for the current fiscal year.

2

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

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3

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$715	$1,015	$1,340	$2,256
Class C	$324	$695	$1,195	$2,570
Class N	$111	$2,007	$4,613	$9,113
Class T	$395	$705	$1,041	$1,989
Class Y	$123	$388	$676	$1,495

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$224	$695	$1,195	$2,570

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VAUGHAN NELSON VALUE OPPORTUNITY FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.19%	0.18%	0.08%	0.19%[1]	0.19%
Acquired Fund Fees and Expenses[2]	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.45%	2.19%	1.09%	1.45%	1.20%
Fee waiver and/or expense reimbursement[3]	0.04%	0.03%	0.00%	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%	2.16%	1.09%	1.41%	1.16%

1	Other expenses are estimated for the current fiscal year.

2

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated

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before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class A, C, T and Y shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$710	$1,000	$1,315	$2,204
Class C	$319	$680	$1,169	$2,519
Class N	$111	$347	$601	$1,329
Class T	$390	$690	$1,015	$1,936
Class Y	$118	$374	$652	$1,448

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$219	$680	$1,169	$2,519

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ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

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Semiannual Report

June 30, 2019

Loomis Sayles Strategic Alpha Fund

Natixis U.S. Equity Opportunities Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Kevin P. Kearns	Class C LABCX

Todd P. Vandam, CFA®	Class N LASNX

Loomis, Sayles & Company, L.P.	Class Y LASYX

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

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Average Annual Total Returns — June 30, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 12/15/10)				Class Y/A/C	Class N
NAV	3.27%	2.66%	2.53%	2.89%	—%	0.75%	0.75%

Class A (Inception 12/15/10)
NAV	3.04	2.41	2.27	2.64	—	1.00	1.00
With 4.25% Maximum Sales Charge	-1.37	-1.96	1.38	2.12	—

Class C (Inception 12/15/10)
NAV	2.75	1.70	1.50	1.86	—	1.75	1.75
With CDSC[1]	1.75	0.71	1.50	1.86	—

Class N (Inception 5/1/17)
NAV	3.30	2.82	—	—	2.77	0.70	0.70

Comparative Performance
3-Month LIBOR[2]	1.42	2.59	1.12	0.79	1.98
3-Month LIBOR + 300 basis points[3]	2.93	5.71	4.19	3.86	5.08

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Large Cap Value Segment	Class A NEFSX

Harris Associates L.P.	Class C NECCX

All Cap Growth Segment	Class N NESNX

Loomis, Sayles & Company, L.P.	Class Y NESYX

Investment Goal

The Fund seeks long-term growth of capital.

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Average Annual Total Returns — June 30, 20194

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/15/94)
NAV	20.47%	8.46%	12.31%	16.58%	—%	0.91%	0.91%

Class A (Inception 7/7/94)
NAV	20.32	8.18	12.03	16.29	—	1.16	1.16
With 5.75% Maximum Sales Charge	13.41	1.97	10.71	15.61	—

Class C (Inception 7/7/94)
NAV	19.86	7.37	11.19	15.42	—	1.91	1.91
With CDSC[1]	18.86	6.46	11.19	15.42	—

Class N (Inception 5/1/17)
NAV	20.54	8.57	—	—	13.75	13.35	0.76

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	14.70	12.35
Russell 1000® Index[3]	18.84	10.02	10.45	14.77	12.20

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,030.40	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91
Class C
Actual	$1,000.00	$1,027.50	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65
Class N
Actual	$1,000.00	$1,033.00	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36
Class Y
Actual	$1,000.00	$1,032.70	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio: 0.98%, 1.73%, 0.67% and 0.73% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,203.20	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual	$1,000.00	$1,198.60	$10.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Class N
Actual	$1,000.00	$1,205.40	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21
Class Y
Actual	$1,000.00	$1,204.70	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.17%, 1.92%, 0.84% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Natixis U.S. Equity Opportunities Fund’s sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for

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various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

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The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Strategic Alpha Fund	36%	42%	50%
Natixis U.S. Equity Opportunities Fund	91%	37%	25%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance had shown improvement relative to its category; and (3) that the Fund’s performance was strong over the long term relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the

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Adviser for Natixis U.S. Equity Opportunities Fund under its cap. The Trustees also considered that the expenses for Loomis Sayles Strategic Alpha Fund were below its cap.

The Trustees noted that Natixis U.S. Equity Opportunities Fund had a total advisory fee rates that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including the quality of the services and the reputation and performance of the portfolio management team and that the Fund’s long-term performance has been consistently strong.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Loomis Sayles Strategic Alpha Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

11  |

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

|  12

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 77.1% of Net Assets
Non-Convertible Bonds — 76.1%
	ABS Car Loan — 11.6%
$213,125	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$213,443
7,250,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	7,383,907
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,909,532
3,498,374	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.250%, 2.632%, 1/18/2022(a)(b)	3,497,304
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	4,016,979
531,617	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.007%, 2.474%, 11/25/2020(a)(b)	531,534
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,856,216
479,560	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.544%, 5/17/2021(a)(b)	479,450
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	136,851
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,479,616
4,953,827	CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.200%, 2.594%, 10/15/2021(a)(b)	4,950,973
4,820,678	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 2.594%, 2/15/2022(a)(b)	4,819,764
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,172,067
7,285,000	CarMax Auto Owner Trust, Series 2019-1, Class A3, 3.050%, 3/15/2024(a)	7,433,849
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,422,213
172,334	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	172,218
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	826,652
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	231,010
1,795,000	CPS Auto Receivables Trust, Series 2018-D, Class C, 3.830%, 9/15/2023, 144A	1,836,979
830,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	865,314
525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	530,512
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,251,519
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	4,890,189
676,894	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	677,403
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	3,007,187

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$2,149,465	Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.320%, 2.714%, 7/15/2021(a)(b)	$2,149,620
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	2,492,088
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	1,376,412
2,365,000	Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.490%, 6/15/2023	2,370,308
2,155,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	2,198,292
2,827,176	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	2,849,676
2,448,087	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	2,473,551
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,428,725
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	1,684,496
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	345,518
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,727,889
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022(a)	221,735
493,253	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	494,739
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	659,740
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A	3,351,364
3,676,369	Ford Credit Auto Lease Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.160%, 2.554%, 4/15/2021(a)(b)	3,675,360
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,283,759
5,030,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	5,110,854
3,846,547	GM Financial Automobile Leasing Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.170%, 2.553%, 9/21/2020(a)(b)	3,847,301
3,553,455	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.110%, 2.504%, 7/16/2021(a)(b)	3,552,666
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,386,541
8,031	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	8,026
3,135,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	3,180,078
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 3.244%, 4/18/2022, 144A(a)(b)	3,056,987
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 3.074%, 10/17/2022, 144A(a)(b)	4,370,146
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.034%, 2/15/2023, 144A(a)(b)	2,597,357
2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 2.994%, 10/15/2023, 144A(a)(b)	2,824,392

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$8,095,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.900%, 10/16/2023(a)	$8,238,585
1,043,793	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,039,819
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,236,819
2,618,093	Nissan Auto Receivables Owner Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.100%, 2.494%, 7/15/2021(a)(b)	2,618,532
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,123,270
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,673,101
3,028,143	Santander Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.230%, 2.624%, 7/15/2021(a)(b)	3,027,882
2,720,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,776,477
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	4,197,614
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	361,132
4,018,738	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.120%, 2.514%, 8/16/2021(a)(b)	4,017,695
9,550,000	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023(a)	9,692,716
3,025,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	3,042,360
164,852	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	164,750
2,379,638	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 2.563%, 7/20/2021(a)(b)	2,380,005
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 2.914%, 7/17/2023, 144A(a)(b)	4,621,151
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	598,473
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	745,509
4,474,971	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2B, 1-month LIBOR + 0.350%, 2.744%, 1/18/2022, 144A(a)(b)	4,473,536
1,140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023, 144A	1,168,120
3,877,099	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 2.574%, 6/15/2021(a)(b)	3,876,358

		185,384,205

	ABS Credit Card — 3.4%
3,790,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024(a)	3,881,584

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$2,385,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	$2,437,810
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,376,141
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,935,379
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,580,703
3,440,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	3,506,373
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,492,348
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,788,337
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	6,066,180
6,880,000	Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.320%, 3/15/2024(a)	7,064,088
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.624%, 12/15/2023(a)(b)	5,429,883
3,190,000	Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, 7/15/2024(a)	3,267,423
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A	653,081

		54,479,330

	ABS Home Equity — 8.8%
461,349	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 4.254%, 3/25/2035(a)(c)	467,470
905,501	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 4.411%, 5/25/2035(a)(c)	928,974
300,400	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(c)	300,828
1,310,154	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,319,173
369,054	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	385,489
434,805	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	454,252
261,084	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035(d)(e)	264,356
662,589	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	680,077
175,011	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(c)	178,955
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	324,937
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,432,197
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,359,867

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	$3,442,536
568,280	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	594,958
303,400	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	333,066
616,739	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	667,803
454,347	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	457,532
973,982	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.846%, 10/25/2035(c)	941,443
179,336	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	179,894
3,261,629	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(c)	3,287,840
1,497,576	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	1,510,276
564,426	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(c)	568,957
2,287,616	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(c)	2,325,456
348,690	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022(d)(e)	343,538
93,174	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(c)	93,123
329,428	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 4.607%, 8/25/2034(c)(d)(e)	325,158
1,042,773	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3, 4.644%, 8/25/2035(c)	1,040,101
1,199,982	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,215,833
2,908,448	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	2,941,682
2,285,000	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)(d)(e)	2,284,999
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,257,668
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,077,856
536,771	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	557,827
486,579	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	501,075
972,328	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,037,184
421,279	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	433,862

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$67,118	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 4.230%, 9/20/2034(a)(c)(d)(e)	$65,489
500,774	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 4.395%, 11/25/2033(a)(c)	510,814
248,174	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 4.650%, 12/25/2033(a)(c)(d)(e)	251,386
2,717,148	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,723,554
1,154,762	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A	1,170,528
190,314	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	198,782
705,374	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.754%, 6/25/2034(b)	696,311
549,709	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.720%, 9/19/2045(b)	448,922
1,495,014	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 2.034%, 12/20/2052, (GBP)(a)(b)	1,915,713
525,579	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.939%, 3/13/2045, (GBP)(a)(b)	652,410
1,505,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.604%, 1/25/2030(b)	1,519,319
320,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1M2, 1-month LIBOR + 2.400%, 4.804%, 5/28/2030(b)	325,206
1,070,494	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.604%, 2/25/2024(a)(b)	1,088,664
506,628	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 4.054%, 4/25/2024(a)(b)	509,172
1,695,079	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.254%, 10/25/2027(a)(b)	1,712,822
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 4.204%, 7/25/2030(b)	129,318
293,172	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(c)	293,463
796,977	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	801,490
969,510	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 4.718%, 3/18/2035(c)	1,001,250
1,626,292	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(a)(b)	1,623,059
746,065	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	745,637
195,320	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.633%, 7/25/2035(c)(d)(e)	193,466
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.174%, 10/17/2033, 144A(b)	1,116,013

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.094%, 10/17/2033, 144A(b)	$1,123,666
2,254,221	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 4.759%, 10/25/2034(c)	2,293,654
662,263	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.624%, 9/25/2034(b)	620,162
2,857,096	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.614%, 2/25/2046(b)	2,426,284
2,614,643	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.394%, 3/17/2037, 144A(b)	2,618,735
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.394%, 6/17/2037, 144A(b)	4,474,986
398,536	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 4.323%, 11/25/2033(a)(c)	410,001
1,303,621	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,386,335
889,263	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.557%, 4/25/2035(a)(c)	908,172
135,132	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 4.863%, 6/25/2035(a)(c)(d)(e)	137,915
1,730,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.295%, 12/22/2069(a)(b)	1,734,053
2,525,491	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	2,553,218
22	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 2.554%, 8/25/2046(b)(d)(e)	21
526,240	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.664%, 2/25/2046(b)	481,524
463,265	Ludgate Funding PLC, Series 2007-1, Class A2B, 0.000%, 1/01/2061, (EUR)(a)(c)	497,531
1,691,730	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.441%, 1/01/2061, (GBP)(a)(b)	2,085,374
341,136	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 5.137%, 5/25/2034(a)(c)(d)(e)	338,284
1,102,056	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 4.253%, 7/25/2034(a)(c)	1,098,255
205,378	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 4.796%, 4/25/2036(c)	208,519
336,145	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	353,909
326,075	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	340,389
420,454	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	442,779
1,186,666	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,280,254
104,581	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 4.435%, 5/25/2036(a)(c)(d)(e)	105,814

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$493,173	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)(e)	$456,819
989,714	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,037,366
670,025	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.282%, 12/15/2050, (EUR)(a)(b)	738,920
671,757	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(c)	670,511
1,503,161	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(c)	1,503,927
2,085,284	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(c)	2,092,022
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)	1,171,159
918,896	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(c)	920,935
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(c)	402,648
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	893,390
2,621,435	Prime Mortgage Trust, 6.000%, 8/25/2022	2,663,422
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	693,984
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	584,625
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,486,827
527,810	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	529,985
3,626,599	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	3,652,150
1,268,294	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,108,975
355,755	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(d)(e)	340,816
1,397,741	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 5.257%, 8/25/2036(c)	1,310,057
378,754	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 0.000%, 6/12/2044, (EUR)(a)(c)	412,430
286,375	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.943%, 6/12/2044, (GBP)(a)(b)	341,815
1,425,014	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(c)	1,434,526
1,503,219	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	1,509,746
3,191,085	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.714%, 7/25/2035(b)	2,536,052
251,497	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035(d)(e)	254,412
2,112,048	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(c)	2,111,801

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,492,424	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(c)	$2,510,428
1,550,957	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(c)	1,563,389
1,696,991	VOLT LXX LLC, Series 2018-NPL6, Class A1A, 4.115%, 9/25/2048, 144A(c)	1,713,120
1,271,406	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	1,281,173
8,742,235	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	8,797,114
3,567,888	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(c)	3,616,083
1,162,266	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 5.074%, 7/25/2034(a)(c)	1,207,115
203,527	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.711%, 8/25/2034(a)(c)(d)(e)	207,342
112,108	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(d)(e)	113,040
566,492	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 12/25/2035(d)(e)	571,960
260,674	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.947%, 5/01/2035(a)(c)	271,031
334,505	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 4.988%, 6/25/2035(a)(c)	346,633
579,732	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(c)	596,578
1,720,103	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.500%, 3/25/2036	1,748,366

		141,531,556

	ABS Other — 4.7%
893,748	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	916,668
2,786,061	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(c)	2,817,628
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	353,345
1,052,708	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	1,084,559
1,413,516	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	1,480,979
1,252,864	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,270,495
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	253,582
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	588,196
775,000	Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11/15/2029, 144A	778,899
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A	806,482

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	$2,175,259
485,570	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	499,102
2,023,069	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	2,048,341
3,100,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)	2,391,726
2,190,580	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	1,748,083
912,920	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	456,551
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	—
989,059	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(g)(i)	975,037
4,777,834	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	4,953,406
2,340,468	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,380,499
1,424,620	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,460,049
1,857,012	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,892,040
1,362,297	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,373,901
3,515,000	Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029, 144A(e)	3,514,714
765,000	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	774,109
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.034%, 9/25/2023, 144A(a)(b)	1,102,169
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,205,736
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,190,654
2,067,412	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,075,400
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	3,335,848
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A	831,752
4,590,778	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	4,685,428
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A	3,913,084
1,264,768	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,296,688
580,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	593,731
1,410,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,424,125

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$1,690,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A	$1,730,904
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	1,051,939
1,122,323	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	1,152,844
1,638,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,659,109
237,832	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(c)	245,627
5,770,000	Verizon Owner Trust, Series 2017-3A, Class A1B, 1-month LIBOR + 0.270%, 2.653%, 4/20/2022, 144A(a)(b)	5,769,994
1,110,623	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	1,146,881

		75,405,563

	ABS Student Loan — 0.5%
1,065,968	Navient Student Loan Trust, Series 18-4A, Class A1, 1-month LIBOR + 0.250%, 2.654%, 6/27/2067, 144A(a)(b)	1,065,334
944,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.260%, 6/15/2032(a)(b)(e)	943,717
2,602,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.280%, 3/15/2033(a)(b)(e)	2,601,219
282,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.290%, 3/15/2033(b)(e)	281,915
997,568	SMB Private Education Loan Trust, Series 18-C, Class A1, 1-month LIBOR + 0.300%, 2.694%, 9/15/2025, 144A(a)(b)	997,474
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 3.144%, 10/15/2035, 144A(a)(b)	1,349,469
82,106	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.654%, 8/25/2032, 144A(a)(b)	82,326
367,185	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.604%, 3/25/2033, 144A(a)(b)	368,002
1,115,533	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,106,809

		8,796,265

	ABS Whole Business — 1.5%
4,318,631	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	4,594,875
3,444,700	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,526,951
318,330	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047	330,579
1,494,900	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,568,031
2,168,613	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,252,810
3,002,313	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	3,092,952
2,601,300	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,708,273

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Whole Business — continued
$5,572,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	$5,779,780
897,750	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	943,517

		24,797,768

	Aerospace & Defense — 1.6%
7,380,000	Boeing Co.(The), 2.700%, 5/01/2022	7,486,212
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.290%, 2.825%, 5/11/2020(a)(b)	3,432,825
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 2.915%, 5/11/2021(a)(b)	3,437,858
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,486,250
8,700,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	8,685,036

		25,528,181

	Agency Commercial Mortgage-Backed Securities — 0.1%
49,454,220	Government National Mortgage Association, Series 2012-135, Class IO, 0.580%, 1/16/2053(a)(c)(j)	1,780,426

	Airlines — 0.3%
4,037,938	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	3,997,559

	Automotive — 4.6%
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.820%, 9/13/2019, 144A(a)(b)	5,789,327
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 3.014%, 4/12/2021, 144A(a)(b)	5,990,159
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,151,687
4,780,000	Daimler Finance North America LLC, 3.400%, 2/22/2022, 144A	4,877,201
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 3.442%, 4/09/2021(b)	3,583,364
4,765,000	General Motors Financial Co., Inc., 3.700%, 11/24/2020	4,826,574
7,750,000	Hyundai Capital America, 3.950%, 2/01/2022, 144A	7,955,587
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 3.177%, 1/13/2020, 144A(a)(b)	5,963,032
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	7,028,251
7,925,000	Toyota Industries Corp., 3.110%, 3/12/2022, 144A(a)	8,065,573
3,310,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 1.500%, 2.754%, 10/09/2020(b)	3,310,431
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 2.877%, 4/13/2021(a)(b)	12,433,534

		72,974,720

	Banking — 7.0%
3,375,000	American Express Co., 3.000%, 2/22/2021	3,411,961
4,910,000	American Express Co., 3-month LIBOR + 0.600%, 3.165%, 11/05/2021(b)	4,935,242
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 2.500%, 50.417%, 1/12/2020, 144A, (ARS)(b)	923,164

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 51.250%, 11/07/2022, 144A, (ARS)(b)	$885,026
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	312,902
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.500%, 47.667%, 8/09/2020, 144A, (ARS)(b)	992,117
2,425,000	Bank of America Corp., MTN, 3-month LIBOR + 0.650%, 2.999%, 6/25/2022(b)	2,431,995
7,325,000	Bank of New York Mellon Corp. (The), 3-month EURIBOR + 0.300%, 2.803%, 12/04/2020(a)(b)	7,332,421
2,415,000	Barclays Bank PLC, 2.650%, 1/11/2021	2,421,754
5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 2.885%, 2/12/2021(a)(b)	5,893,577
5,245,000	Citibank NA, (fixed rate to 2/19/2021, variable rate thereafter), 3.165%, 2/19/2022	5,310,658
4,885,000	Citigroup, Inc., 2.350%, 8/02/2021	4,881,860
7,975,000	Citizens Bank NA, 3.250%, 2/14/2022(a)	8,129,772
6,860,000	HSBC Holdings PLC, 3-month LIBOR + 0.650%, 3.086%, 9/11/2021(a)(b)	6,866,343
2,550,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 3.200%, 6/01/2021(a)(b)	2,558,033
3,755,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.230%, 2.750%, 9/01/2020(a)(b)	3,755,853
3,960,000	JPMorgan Chase Bank NA, (fixed rate to 4/26/2020, variable rate thereafter), 3.086%, 4/26/2021(a)	3,982,255
6,280,000	KeyBank NA, 3.300%, 2/01/2022	6,445,130
2,430,000	Mitsubishi UFJ Financial Group, Inc., 3.218%, 3/07/2022	2,481,278
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3-month LIBOR + 0.650%, 3.236%, 7/26/2021(a)(b)	6,746,711
8,035,000	PNC Bank NA, 3-month LIBOR + 0.350%, 2.786%, 3/12/2021(b)	8,042,633
3,460,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.742%, 1/20/2023, 144A(b)	3,455,294
3,460,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	3,571,689
8,070,000	Sumitomo Mitsui Financial Group, Inc., 2.846%, 1/11/2022(a)	8,158,961
4,475,000	Synchrony Financial, 5.150%, 3/19/2029	4,822,126
3,510,000	Wells Fargo Bank NA, 3.625%, 10/22/2021(a)	3,609,158

		112,357,913

	Brokerage — 0.2%
3,140,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	3,197,626

	Chemicals — 0.5%
10,180,000	Hexion, Inc., 6.625%, 4/15/2020(k)	7,889,500

	Commercial Mortgage-Backed Securities — 0.2%
3,542,569	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.905%, 10/25/2035(c)	3,626,023

	Construction Machinery — 1.2%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.793%, 9/04/2020(a)(b)	3,055,173
2,400,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	2,447,733

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — continued
$6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.676%, 3/12/2021(a)(b)	$6,349,175
6,875,000	John Deere Capital Corp., MTN, 3.125%, 9/10/2021(a)	7,014,509

		18,866,590

	Consumer Cyclical Services — 0.9%
8,135,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	8,623,100
4,810,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,123,227

		13,746,327

	Consumer Products — 0.5%
7,040,000	Unilever Capital Corp., 3.000%, 3/07/2022(a)	7,201,146

	Diversified Manufacturing — 0.5%
7,945,000	3M Co., MTN, 2.750%, 3/01/2022(a)	8,075,797

	Electric — 1.0%
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,439,387
8,230,000	Florida Power & Light Co., 3-month LIBOR + 0.400%, 2.965%, 5/06/2022(b)	8,233,732

		15,673,119

	Finance Companies — 1.0%
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026	6,069,290
6,500,000	USAA Capital Corp., 3.000%, 7/01/2020, 144A(a)	6,547,237
3,535,000	USSA Capital Corp., MTN, 2.625%, 6/01/2021, 144A	3,564,619

		16,181,146

	Financial Other — 0.4%
6,550,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406%, 2/28/2022, 144A	6,686,895
370,000	Yanlord Land (HK) Co. Ltd., 5.875%, 1/23/2022	374,468

		7,061,363

	Food & Beverage — 1.0%
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 2.910%, 3/16/2020(a)(b)	3,066,991
1,935,000	Diageo Capital PLC, 3.000%, 5/18/2020	1,945,844
3,925,000	General Mills, Inc., 3.200%, 4/16/2021	3,984,552
6,390,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,719,085

		15,716,472

	Gaming — 0.2%
2,945,000	MGM China Holdings Ltd., 5.375%, 5/15/2024, 144A	3,021,570

	Government Owned – No Guarantee — 1.3%
4,120,000	Export-Import Bank of Korea, 3-month LIBOR + 0.525%, 2.874%, 6/25/2022(b)	4,126,461
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	6,201,868
4,935,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	5,144,244
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,062,584
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	3,197,880

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$1,930,000	YPF S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 48.750%, 7/07/2020, 144A(b)	$680,182

		20,413,219

	Health Insurance — 0.6%
6,900,000	Cigna Corp., 3-month LIBOR + 0.650%, 3.060%, 9/17/2021, 144A(a)(b)	6,902,911
3,125,000	Humana, Inc., 2.500%, 12/15/2020	3,126,655

		10,029,566

	Healthcare — 1.6%
8,095,000	Cigna Corp., 3.200%, 9/17/2020, 144A	8,169,755
4,010,000	CVS Health Corp., 2.800%, 7/20/2020	4,020,245
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 3.083%, 3/09/2020(a)(b)	6,079,717
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 3.173%, 3/09/2021(a)(b)	6,091,742
2,300,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(l)	2,029,750

		26,391,209

	Home Construction — 0.2%
370,000	CIFI Holdings Group Co. Ltd., 5.500%, 1/23/2022	366,883
740,000	New Metro Global Ltd., 6.500%, 4/23/2021	747,452
740,000	Shimao Property Holdings Ltd., 4.750%, 7/03/2022	745,264
370,000	Sunac China Holdings Ltd., 7.350%, 7/19/2021	378,359
760,000	Sunac China Holdings Ltd., 8.625%, 7/27/2020	781,829

		3,019,787

	Independent Energy — 1.6%
3,570,000	Aker BP ASA, 4.750%, 6/15/2024, 144A	3,679,599
950,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(d)(e)(f)(g)(l)	627,000
4,155,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	3,490,200
9,230,000	California Resources Corp., 8.000%, 12/15/2022, 144A	6,957,112
2,075,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,602,938
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,383,150
2,315,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,280,275
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(k)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(k)	—
3,620,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	2,353,000
3,465,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	2,243,587

		25,616,861

	Industrial Other — 0.0%
740,000	CFLD Cayman Investment Ltd., 6.500%, 12/21/2020	743,739

	Integrated Energy — 0.6%
3,335,000	Gran Tierra Energy International Holdings Ltd., 6.250%, 2/15/2025, 144A	3,105,719
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.786%, 9/12/2019(a)(b)	5,799,611

		8,905,330

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — 2.3%
$4,545,000	AEGON Funding Co. LLC, 5.750%, 12/15/2020	$4,757,638
2,770,000	AIA Group Ltd., 3-month LIBOR + 0.520%, 2.907%, 9/20/2021, 144A(b)	2,767,313
7,735,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	7,914,029
2,420,000	MassMutual Global Funding II, 2.500%, 4/13/2022, 144A(a)	2,440,323
4,270,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	4,389,157
6,940,000	New York Life Global Funding, 3-month LIBOR + 0.160%, 2.479%, 10/01/2020, 144A(a)(b)	6,942,053
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 2.885%, 8/06/2021, 144A(a)(b)	6,793,210
945,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	955,717

		36,959,440

	Local Authorities — 0.5%
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	1,896,390
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 53.821%, 5/31/2022, (ARS)(b)	4,193,184
67,000,000	Provincia de Buenos Aires, 3-month EURIBOR + 3.75%, 54.501%, 4/12/2025, 144A, (ARS)(b)	1,248,829

		7,338,403

	Lodging — 0.3%
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 3.103%, 3/08/2021(b)	5,159,081

	Media Entertainment — 1.0%
4,710,000	Fox Corp., 3.666%, 1/25/2022, 144A	4,867,391
1,700,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,780,784
8,685,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	9,225,120

		15,873,295

	Midstream — 0.5%
4,960,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	5,082,123
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	971,150
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	2,087,640

		8,140,913

	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.272%, 4/15/2044, 144A(a)(c)	4,775,542
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.994%, 1/15/2034, 144A(b)	794,073
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	5,336,897
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.885%, 11/10/2046, 144A(a)(c)	2,650,944
132,980	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	132,909
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.668%, 6/15/2044, 144A(a)(c)	1,598,771
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.668%, 6/15/2044, 144A(c)	2,483,051

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,335,283	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.321%, 8/15/2019, 144A(b)	$5,380,520
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.544%, 11/15/2027, 144A(b)	2,932,140
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(c)(g)(i)	1,100,601
2,987,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(a)(c)	3,053,472
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(c)	1,632,938
450,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.970%, 6/15/2045(c)	460,411
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(c)	838,371

		33,170,640

	Oil Field Services — 0.2%
872,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(d)(e)(f)(g)	767,360
2,370,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	2,372,962

		3,140,322

	Pharmaceuticals — 1.9%
8,040,000	Bristol-Myers Squibb Co., 2.600%, 5/16/2022, 144A	8,142,043
4,020,000	Celgene Corp., 2.250%, 8/15/2021	4,006,783
4,010,000	Celgene Corp., 2.875%, 8/15/2020	4,031,276
2,605,000	Mylan NV, 5.250%, 6/15/2046	2,429,838
940,000	Mylan, Inc., 5.200%, 4/15/2048	868,001
6,860,000	Pfizer, Inc., 3.000%, 9/15/2021(a)	6,997,269
6,170,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,195,292

		30,670,502

	Property & Casualty Insurance — 0.7%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.904%, 1/10/2020(a)(b)	6,010,470
5,520,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	5,612,064

		11,622,534

	Railroads — 0.3%
4,675,000	Union Pacific Corp., 2.950%, 3/01/2022	4,760,729

	Real Estate Operations/Development — 0.1%
600,000	Easy Tactic Ltd., 7.000%, 4/25/2021	611,285
370,000	Logan Property Holdings Co. Ltd., 5.250%, 2/23/2023	353,024

		964,309

	Retailers — 0.9%
1,463,000	Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 2.950%, 12/13/2019, 144A(a)(b)	1,463,315
5,955,000	Home Depot, Inc. (The), 3-month LIBOR + 0.310%, 2.830%, 3/01/2022(b)	5,965,353
6,635,000	Walmart, Inc., 3-month LIBOR + 0.230%, 2.573%, 6/23/2021(a)(b)	6,650,043

		14,078,711

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 0.0%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 61.779%, 6/21/2020, (ARS)(c)	$678,804

	Student Loans — 0.2%
3,340,371	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,573,229

	Technology — 3.0%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.605%, 5/11/2020(a)(b)	6,048,103
6,325,000	Apple, Inc., 3-month LIBOR + 0.250%, 2.812%, 2/07/2020(a)(b)	6,334,052
11,695,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	12,008,221
1,990,000	CalAmp Corp., 2.000%, 8/01/2025, 144A	1,609,623
530,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	461,100
230,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	215,558
3,015,000	Flex Ltd., 4.875%, 6/15/2029	3,072,172
3,250,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	3,292,763
6,000,000	International Business Machines Corp., 3-month LIBOR + 0.230%, 2.812%, 1/27/2020(a)(b)	6,006,330
8,280,000	International Business Machines Corp., 2.850%, 5/13/2022	8,421,131

		47,469,053

	Tobacco — 1.0%
7,945,000	Altria Group, Inc., 3.490%, 2/14/2022(a)	8,170,699
8,210,000	BAT Capital Corp., 2.297%, 8/14/2020	8,192,923

		16,363,622

	Transportation Services — 0.7%
5,050,000	FedEx Corp., 3.400%, 1/14/2022	5,177,387
5,805,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	5,936,091

		11,113,478

	Treasuries — 1.8%
54,864,000,000	Indonesia Treasury Bond, Series FR77, 8.125%, 5/15/2024, (IDR)	4,085,431
380,700,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	24,668,122

		28,753,553

	Wireless — 0.3%
1,130,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,144,125
2,900,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	3,110,250

		4,254,375

	Wirelines — 0.7%
4,070,000	AT&T, Inc., 3.000%, 2/15/2022	4,135,112
1,200,000	AT&T, Inc., 3.000%, 6/30/2022	1,221,014
1,245,000	AT&T, Inc., 3.200%, 3/01/2022	1,271,501
4,670,000	AT&T, Inc., 3.800%, 3/15/2022	4,844,831

		11,472,458

	Total Non-Convertible Bonds (Identified Cost $1,245,491,620)	1,217,967,327

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 1.0%
	Cable Satellite — 0.5%
$4,280,000	DISH Network Corp., 2.375%, 3/15/2024	$3,953,716
3,625,000	DISH Network Corp., 3.375%, 8/15/2026	3,524,167

		7,477,883

	Diversified Manufacturing — 0.0%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	576,530

	Diversified Operations — 0.0%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	779,716

	Independent Energy — 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,021,668
385,000	SM Energy Co., 1.500%, 7/01/2021	354,257
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,040,063

		2,415,988

	Media Entertainment — 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	307,299

	Oil Field Services — 0.1%
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	1,255,390

	Pharmaceuticals — 0.2%
2,865,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,974,228
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	616,369

		3,590,597

	Total Convertible Bonds (Identified Cost $17,686,356)	16,403,403

	Total Bonds and Notes (Identified Cost $1,263,177,976)	1,234,370,730

Senior Loans — 5.3%
	Aerospace & Defense — 0.1%
2,281,405	Science Applications International Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 10/31/2025(b)	2,265,002

	Automotive — 0.1%
2,289,395	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.152%, 4/21/2024(b)	2,147,750

	Building Materials — 0.7%
2,336,294	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.402%, 10/31/2023(b)	2,300,268
3,278,502	Hamilton Holdco LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.330%, 7/02/2025(b)	3,253,914
5,140,788	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 2.000%, 4.330%, 12/14/2024(b)	5,109,943

		10,664,125

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — 0.6%
$2,840,000	Unitymedia Finance LLC, 2018 Term Loan E, 1-month LIBOR + 2.000%, 4.394%, 6/01/2023(b)	$2,831,934
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.644%, 9/30/2025(b)	4,335,922
2,979,034	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.894%, 4/15/2025(b)	2,916,058

		10,083,914

	Chemicals — 0.2%
3,364,285	Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3-month LIBOR + 1.750%, 4.080%, 6/01/2024(b)	3,321,188

	Construction Machinery — 0.3%
4,521,830	United Rentals, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 10/31/2025(b)	4,517,580

	Electric — 0.4%
3,982,912	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.272%, 5/31/2022(b)	3,973,950
2,752,337	Vistra Operations Co. LLC, 1st Lien Term Loan B3, LIBOR + 2.000%, 4.397%, 12/31/2025(m)	2,747,878

		6,721,828

	Food & Beverage — 0.4%
4,474,701	Aramark Services, Inc., 2018 Term Loan B3, 3-month LIBOR + 1.750%, 4.080%, 3/11/2025(b)	4,455,684
2,320,160	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.404%, 5/24/2024(b)	2,307,260

		6,762,944

	Healthcare — 0.4%
1,120,050	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.330%, 1/17/2025(b)	1,117,250
4,696,322	IQVIA, Inc., 2018 USD Term Loan B3, 1-month LIBOR + 1.750%, 4.152%, 6/11/2025(b)	4,665,983

		5,783,233

	Independent Energy — 0.2%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.152%, 12/31/2022(b)	773,929
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.402%, 3/01/2024(b)	1,907,400

		2,681,329

	Lodging — 0.1%
848,588	Wyndham Hotels & Resorts, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 5/30/2025(b)	845,541

	Packaging — 0.1%
1,686,250	Berry Global, Inc., USD Term Loan U, 5/15/2026(n)	1,673,789

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.3%
$1,187,025	Catalent Pharma Solutions, Inc., Term Loan B2, 1-month LIBOR + 2.250%, 4.652%, 5/18/2026(b)	$1,186,040
3,880,228	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1-week LIBOR + 2.250%, 4.635%, 1/31/2025(b)	3,867,423

		5,053,463

	Restaurants — 0.3%
5,121,666	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.652%, 2/16/2024(b)	5,079,002

	Technology — 0.6%
3,808,808	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.404%, 7/08/2022(b)	3,804,086
4,604,256	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 1/02/2026(b)	4,466,128
925,576	Microchip Technology, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.410%, 5/29/2025(b)	919,504

		9,189,718

	Transportation Services — 0.3%
4,171,707	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.904%, 7/13/2023(b)	4,165,616

	Wireless — 0.2%
3,908,961	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.894%, 1/15/2026(b)	3,903,293

	Total Senior Loans (Identified Cost $86,692,826)	84,859,315

Collateralized Loan Obligations — 2.0%
4,569,933	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.801%, 7/18/2026, 144A(b)	4,573,465
8,040,000	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.385%, 4/18/2027, 144A(b)	8,040,005
824,327	Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class A1, 3-month LIBOR + 1.150%, 3.747%, 4/15/2025, 144A(b)	824,454
5,313,783	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.762%, 4/28/2025, 144A(b)	5,320,478
3,685,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.410%, 7/25/2027, 144A(b)	3,669,072
1,175,000	Madison Park Funding Ltd., Series 2014-12A, Class B1R, 3-month LIBOR + 1.650%, 4.242%, 7/20/2026, 144A(b)	1,177,286
4,085,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.417%, 10/13/2027, 144A(b)	4,065,239
3,965,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.442%, 7/20/2027, 144A(b)	3,960,473

	Total Collateralized Loan Obligations (Identified Cost $31,674,840)	31,630,472

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Loan Participations — 0.3%
	ABS Other — 0.3%
$5,146,606	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(e) (Identified Cost $5,135,046)	$5,189,236

Shares
Preferred Stocks — 0.6%
Convertible Preferred Stocks — 0.3%
	Food & Beverage — 0.2%
42,272	Bunge Ltd., 4.875%	4,224,124

	Midstream — 0.1%
1,714	Chesapeake Energy Corp., 5.750%	819,749
2,329	El Paso Energy Capital Trust I, 4.750%	123,437

		943,186

	Total Convertible Preferred Stocks (Identified Cost $5,225,333)	5,167,310

Non-Convertible Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,136,960

	Total Preferred Stocks (Identified Cost $9,265,333)	9,304,270

Common Stocks — 3.3%
	Aerospace & Defense — 0.1%
1,968	Boeing Co. (The)	716,372

	Air Freight & Logistics — 0.0%
3,223	United Parcel Service, Inc., Class B	332,839

	Airlines — 0.0%
13,754	Southwest Airlines Co.	698,428

	Banks — 0.1%
10,765	Citigroup, Inc.	753,873
6,499	JPMorgan Chase & Co.	726,588

		1,480,461

	Beverages — 0.0%
11,893	Molson Coors Brewing Co., Class B	666,008

	Biotechnology — 0.1%
9,301	AbbVie, Inc.	676,369
3,966	Amgen, Inc.	730,854
10,705	Gilead Sciences, Inc.	723,230

		2,130,453

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 0.1%
8,846	LPL Financial Holdings, Inc.	$721,568
2,278	Morgan Stanley	99,799

		821,367

	Chemicals — 0.1%
8,460	LyondellBasell Industries NV, Class A	728,660

	Commercial Services & Supplies — 0.0%
4,090	Waste Management, Inc.	471,863

	Communications Equipment — 0.0%
9,380	Cisco Systems, Inc.	513,367

	Construction Materials — 0.2%
673,076	Cemex SAB de CV, Sponsored ADR	2,853,842

	Diversified Consumer Services — 0.1%
26,245	H&R Block, Inc.	768,978

	Diversified Telecommunication Services — 0.0%
8,235	Verizon Communications, Inc.	470,466

	Electric Utilities — 0.1%
17,029	FirstEnergy Corp.	729,011
23,456	PPL Corp.	727,371
4,971	Southern Co. (The)	274,797

		1,731,179

	Electrical Equipment — 0.1%
8,847	Eaton Corp. PLC	736,778

	Electronic Equipment, Instruments & Components — 0.1%
6,653	CDW Corp.	738,483

	Food & Staples Retailing — 0.1%
13,680	Walgreens Boots Alliance, Inc.	747,886

	Health Care Providers & Services — 0.1%
8,621	AmerisourceBergen Corp.	735,027
4,826	McKesson Corp.	648,566
2,904	UnitedHealth Group, Inc.	708,605

		2,092,198

	Hotels, Restaurants & Leisure — 0.1%
6,259	Darden Restaurants, Inc.	761,908
12,287	Las Vegas Sands Corp.	726,039
8,680	Starbucks Corp.	727,644

		2,215,591

	Household Durables — 0.1%
22,479	PulteGroup, Inc.	710,786

	Industrial Conglomerates — 0.0%
1,203	Honeywell International, Inc.	210,032

	Insurance — 0.2%
12,595	Aflac, Inc.	690,332

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
17,882	Fidelity National Financial, Inc.	$720,645
14,936	MetLife, Inc.	741,871
7,277	Principal Financial Group, Inc.	421,484
6,943	Prudential Financial, Inc.	701,243

		3,275,575

	IT Services — 0.3%
3,930	Accenture PLC, Class A	726,146
4,325	Automatic Data Processing, Inc.	715,052
6,879	Booz Allen Hamilton Holding Corp.	455,459
5,580	Broadridge Financial Solutions, Inc.	712,455
9,238	Leidos Holdings, Inc.	737,654
2,738	MasterCard, Inc., Class A	724,283
8,359	Paychex, Inc.	687,862
4,226	Visa, Inc., Class A	733,422

		5,492,333

	Life Sciences Tools & Services — 0.1%
2,480	Thermo Fisher Scientific, Inc.	728,326

	Machinery — 0.1%
4,302	Cummins, Inc.	737,105
4,580	Illinois Tool Works, Inc.	690,710
10,235	PACCAR, Inc.	733,440

		2,161,255

	Media — 0.2%
1,943	CBS Corp., Class B	96,956
16,774	Comcast Corp., Class A	709,205
7,128	Nexstar Media Group, Inc., Class A	719,928
9,187	Omnicom Group, Inc.	752,875
13,750	Sinclair Broadcast Group, Inc., Class A	737,412

		3,016,376

	Oil, Gas & Consumable Fuels — 0.2%
349,549	Bellatrix Exploration Ltd.(d)(e)(f)(g)(h)	42,708
11,212	ConocoPhillips	683,932
1,884	Dommo Energia S.A., Sponsored ADR(h)	11,304
99,386	Encana Corp.	509,850
9,696	Occidental Petroleum Corp.	487,515
29,900	Plains GP Holdings LP, Class A(h)	746,603
73,856	Whiting Petroleum Corp.(h)	1,379,630

		3,861,542

	Pharmaceuticals — 0.2%
4,330	Allergan PLC	724,972
14,983	Bristol-Myers Squibb Co.	679,479
5,158	Johnson & Johnson	718,406
8,594	Merck & Co., Inc.	720,607
14,842	Pfizer, Inc.	642,956

		3,486,420

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 0.1%
30,549	CoreCivic, Inc.	$634,197
18,081	Gaming and Leisure Properties, Inc.	704,797
30,677	GEO Group, Inc. (The)	644,524
3,717	Outfront Media, Inc.	95,862

		2,079,380

	REITs – Storage — 0.0%
21,451	Iron Mountain, Inc.	671,416

	Semiconductors & Semiconductor Equipment — 0.1%
2,375	Broadcom, Inc.	683,667
4,727	QUALCOMM, Inc.	359,583
2,546	Texas Instruments, Inc.	292,179

		1,335,429

	Software — 0.1%
2,722	Intuit, Inc.	711,340
5,351	Microsoft Corp.	716,820
12,736	Oracle Corp.	725,570

		2,153,730

	Specialty Retail — 0.1%
2,192	Best Buy Co., Inc.	152,848
3,465	Home Depot, Inc. (The)	720,616

		873,464

	Technology Hardware, Storage & Peripherals — 0.1%
844	Apple, Inc.	167,044
49,216	Hewlett Packard Enterprise Co.	735,779
35,331	HP, Inc.	734,532

		1,637,355

	Tobacco — 0.0%
14,570	Altria Group, Inc.	689,890

	Total Common Stocks (Identified Cost $54,533,533)	53,298,528

Exchange-Traded Funds — 0.5%
22,686	Invesco QQQ Trust, Series 1	4,236,384
82,282	iShares® China Large-Cap ETF	3,519,201

	Total Exchange-Traded Funds (Identified Cost $6,980,839)	7,755,585

Principal Amount (‡)
Other Investments — 0.5%
	Aircraft ABS — 0.5%
$900	ECAF I Blocker Ltd.(d)(e)(f)(g) (Identified Cost $9,000,000)	7,776,000

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 14.0%
$134,895,122	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $134,911,984 on 7/01/2019 collateralized by $1,105,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $1,118,043; $25,485,000 U.S. Treasury Note, 1.625% due 8/31/2022 valued at $25,531,459; $23,335,000 U.S. Treasury Note, 1.625% due 8/15/2022 valued at $23,397,538; $75,000,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $76,798,275; $10,320,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $10,750,901 including accrued interest (Note 2 of Notes to Financial Statements)	$134,895,122
40,755,000	U.S. Treasury Bills, 1.875%, 6/18/2020(o)	40,004,703
40,705,000	U.S. Treasury Bills, 1.900%, 5/21/2020(o)	40,002,111
5,020,000	U.S. Treasury Bills, 2.438%, 12/05/2019(a)(o)	4,975,941
4,100,000	U.S. Treasury Bills, 2.540%, 8/15/2019(o)(p)	4,089,276

	Total Short-Term Investments (Identified Cost $223,961,239)	223,967,153

	Total Investments — 103.6% (Identified Cost $1,690,421,632)	1,658,151,289
	Other assets less liabilities — (3.6)%	(57,560,062)

	Net Assets — 100.0%	$1,600,591,227

Written Options — (0.0%)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Accenture PLC, Call	7/19/2019	195.00	(1,200)	$(221,724)	$(1,184)	$(180)
Accenture PLC, Call	8/16/2019	190.00	(1,200)	(221,724)	(3,260)	(2,550)
Accenture PLC, Call	9/20/2019	200.00	(1,200)	(221,724)	(1,928)	(1,170)
Aflac, Inc., Call	8/16/2019	55.00	(8,300)	(454,923)	(4,707)	(10,998)
Aflac, Inc., Call	8/16/2019	52.50	(4,100)	(224,721)	(1,792)	(12,382)
Allergan PLC, Call	8/16/2019	150.00	(2,800)	(468,804)	(9,650)	(53,270)
Altria Group, Inc., Call	9/20/2019	55.00	(7,200)	(340,920)	(2,499)	(1,764)
AmerisourceBergen Corp., Call	7/19/2019	82.50	(2,800)	(238,728)	(5,536)	(10,500)
AmerisourceBergen Corp., Call	8/16/2019	85.00	(2,800)	(238,728)	(5,937)	(10,780)
AmerisourceBergen Corp., Call	8/16/2019	92.50	(2,800)	(238,728)	(2,680)	(2,800)
Amgen, Inc., Call	7/19/2019	185.00	(1,300)	(239,564)	(2,154)	(4,875)
Amgen, Inc., Call	8/16/2019	195.00	(1,300)	(239,564)	(3,837)	(3,263)
Amgen, Inc., Call	9/20/2019	200.00	(1,300)	(239,564)	(3,168)	(2,750)
Apple, Inc., Call	7/19/2019	205.00	(200)	(39,584)	(311)	(445)
Apple, Inc., Call	8/16/2019	210.00	(200)	(39,584)	(447)	(675)
Apple, Inc., Call	9/20/2019	215.00	(200)	(39,584)	(693)	(745)
Automatic Data Processing, Inc., Call	8/16/2019	170.00	(2,100)	(347,193)	(6,651)	(7,245)
Automatic Data Processing, Inc., Call	8/16/2019	180.00	(2,100)	(347,193)	(2,577)	(1,837)

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Best Buy Co., Inc., Call	7/19/2019	75.00	(700)	$(48,811)	$(1,034)	$(157)
Best Buy Co., Inc., Call	7/19/2019	72.50	(700)	(48,811)	(201)	(483)
Best Buy Co., Inc., Call	8/16/2019	75.00	(700)	(48,811)	(313)	(602)
Boeing Co. (The), Call	7/19/2019	380.00	(600)	(218,406)	(3,520)	(1,692)
Boeing Co. (The), Call	7/19/2019	400.00	(600)	(218,406)	(736)	(273)
Boeing Co. (The), Call	8/16/2019	405.00	(600)	(218,406)	(2,170)	(1,344)
Booz Allen Hamilton Holding Corp., Call	9/20/2019	70.00	(3,400)	(225,114)	(4,010)	(4,250)
Bristol-Myers Squibb Co., Call	9/20/2019	52.50	(9,700)	(439,895)	(5,037)	(2,134)
Broadcom, Inc., Call	7/19/2019	300.00	(700)	(201,502)	(1,713)	(2,590)
Broadcom, Inc., Call	9/20/2019	310.00	(700)	(201,502)	(4,709)	(5,985)
Broadcom, Inc., Call	9/20/2019	300.00	(700)	(201,502)	(6,874)	(8,610)
Broadridge Financial Solutions, Inc., Call	9/20/2019	135.00	(1,800)	(229,824)	(4,963)	(4,545)
CBS Corp., Call	7/19/2019	52.50	(600)	(29,940)	(190)	(129)
CBS Corp., Call	9/20/2019	55.00	(1,200)	(59,880)	(824)	(774)
CDW Corp., Call	9/20/2019	120.00	(3,200)	(355,200)	(3,447)	(6,160)
CDW Corp., Call	9/20/2019	115.00	(3,300)	(366,300)	(7,481)	(11,880)
Cisco Systems, Inc., Call	8/16/2019	60.00	(4,600)	(251,758)	(3,483)	(1,587)
Cisco Systems, Inc., Call	9/20/2019	62.50	(4,600)	(251,758)	(2,517)	(1,242)
Citigroup, Inc., Call	7/19/2019	72.50	(3,500)	(245,105)	(620)	(2,450)
Citigroup, Inc., Call	9/20/2019	70.00	(3,500)	(245,105)	(6,150)	(10,763)
Citigroup, Inc., Call	9/20/2019	72.50	(3,500)	(245,105)	(3,735)	(6,790)
Comcast Corp., Call	7/19/2019	45.00	(8,300)	(350,924)	(1,055)	(373)
Comcast Corp., Call	9/20/2019	47.50	(8,300)	(350,924)	(2,217)	(1,411)
ConocoPhillips, Call	8/16/2019	67.50	(5,600)	(341,600)	(1,608)	(1,960)
ConocoPhillips, Call	8/16/2019	65.00	(5,600)	(341,600)	(3,863)	(4,368)
Cummins, Inc., Call	9/20/2019	175.00	(1,400)	(239,876)	(3,734)	(7,490)
Cummins, Inc., Call	9/20/2019	185.00	(1,400)	(239,876)	(2,712)	(2,975)
Darden Restaurants, Inc., Call	10/18/2019	130.00	(3,000)	(365,190)	(9,051)	(7,575)
Eaton Corp. PLC, Call	8/16/2019	87.50	(2,900)	(241,512)	(1,906)	(2,175)
Eaton Corp. PLC, Call	10/18/2019	90.00	(2,900)	(241,512)	(2,588)	(3,335)
Eaton Corp. PLC, Call	10/18/2019	87.50	(2,900)	(241,512)	(4,344)	(5,510)
Fidelity National Financial, Inc., Call	7/19/2019	42.00	(5,900)	(237,770)	(1,578)	(1,180)
Fidelity National Financial, Inc., Call	9/20/2019	44.00	(5,900)	(237,770)	(1,874)	(2,065)
Fidelity National Information Services, Inc., Call	9/20/2019	43.00	(3,900)	(157,170)	(1,978)	(1,852)
FirstEnergy Corp., Call	7/19/2019	44.00	(5,600)	(239,736)	(3,288)	(1,400)
FirstEnergy Corp., Call	7/19/2019	43.00	(5,600)	(239,736)	(1,944)	(3,500)
FirstEnergy Corp., Call	7/19/2019	45.00	(5,600)	(239,736)	(936)	(560)
Gilead Sciences, Inc., Call	7/19/2019	72.50	(5,300)	(358,068)	(2,052)	(901)
Gilead Sciences, Inc., Call	8/16/2019	75.00	(5,300)	(358,068)	(4,351)	(2,465)
H+R Block, Inc., Call	10/18/2019	30.00	(25,900)	(758,870)	(19,091)	(36,260)
Hewlett Packard Enterprise Co., Call	8/16/2019	18.00	(14,200)	(212,290)	(5,355)	(426)
Honeywell International, Inc., Call	7/19/2019	180.00	(600)	(104,754)	(790)	(717)
Honeywell International, Inc., Call	9/20/2019	180.00	(500)	(87,295)	(1,179)	(1,650)
HP, Inc., Call	8/16/2019	22.00	(11,600)	(241,164)	(2,750)	(2,900)
Illinois Tool Works, Inc., Call	9/20/2019	170.00	(1,500)	(226,215)	(1,781)	(1,125)
Illinois Tool Works, Inc., Call	9/20/2019	165.00	(1,500)	(226,215)	(2,366)	(2,175)
Illinois Tool Works, Inc., Call	9/20/2019	160.00	(1,500)	(226,215)	(4,301)	(4,013)

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Intuit, Inc., Call	7/19/2019	280.00	(800)	$(209,064)	$(3,974)	$(400)
Intuit, Inc., Call	8/16/2019	280.00	(800)	(209,064)	(1,654)	(1,840)
Intuit, Inc., Call	9/20/2019	290.00	(800)	(209,064)	(2,214)	(2,560)
Iron Mountain, Inc., Call	10/18/2019	35.00	(14,100)	(441,330)	(3,343)	(3,173)
Johnson & Johnson, Call	7/19/2019	145.00	(1,700)	(236,776)	(1,848)	(909)
Johnson & Johnson, Call	8/16/2019	150.00	(1,700)	(236,776)	(1,950)	(748)
Johnson & Johnson, Call	9/20/2019	150.00	(1,700)	(236,776)	(2,923)	(1,190)
JPMorgan Chase & Co., Call	7/19/2019	120.00	(2,100)	(234,780)	(1,275)	(178)
Las Vegas Sands Corp., Call	7/19/2019	62.50	(4,000)	(236,360)	(1,788)	(2,420)
Las Vegas Sands Corp., Call	8/16/2019	65.00	(4,000)	(236,360)	(2,828)	(3,000)
Leidos Holdings, Inc., Call	8/16/2019	85.00	(4,600)	(367,310)	(3,943)	(4,025)
LPL Financial Holdings, Inc., Call	7/19/2019	90.00	(4,300)	(350,751)	(2,911)	(537)
LyondellBasell Industries NV, Call	7/19/2019	90.00	(2,700)	(232,551)	(2,713)	(2,160)
LyondellBasell Industries NV, Call	9/20/2019	90.00	(5,500)	(473,715)	(6,379)	(14,300)
MasterCard, Inc., Call	7/19/2019	265.00	(900)	(238,077)	(3,363)	(4,410)
MasterCard, Inc., Call	7/19/2019	280.00	(900)	(238,077)	(537)	(495)
MasterCard, Inc., Call	9/20/2019	290.00	(900)	(238,077)	(2,076)	(2,475)
McKesson Corp., Call	7/19/2019	140.00	(1,500)	(201,585)	(734)	(1,200)
McKesson Corp., Call	8/16/2019	140.00	(1,500)	(201,585)	(2,591)	(4,575)
McKesson Corp., Call	8/16/2019	145.00	(1,500)	(201,585)	(1,710)	(2,362)
Merck & Co., Inc., Call	7/19/2019	85.00	(2,800)	(234,780)	(832)	(2,380)
Merck & Co., Inc., Call	8/16/2019	87.50	(5,600)	(469,560)	(8,608)	(5,124)
MetLife, Inc., Call	7/19/2019	50.00	(4,900)	(243,383)	(3,563)	(3,896)
MetLife, Inc., Call	8/16/2019	52.50	(9,800)	(486,766)	(3,304)	(4,459)
Microsoft Corp., Call	7/19/2019	135.00	(1,700)	(227,732)	(2,001)	(4,208)
Microsoft Corp., Call	8/16/2019	145.00	(1,700)	(227,732)	(1,814)	(1,445)
Microsoft Corp., Call	9/20/2019	150.00	(1,700)	(227,732)	(1,610)	(1,317)
Morgan Stanley, Call	8/16/2019	47.00	(700)	(30,667)	(173)	(304)
Morgan Stanley, Call	10/18/2019	48.00	(700)	(30,667)	(397)	(605)
Nexstar Media Group, Inc., Call	8/16/2019	130.00	(3,000)	(303,000)	(6,750)	(7,200)
Occidental Petroleum Corp., Call	8/16/2019	60.00	(4,800)	(241,344)	(3,346)	(720)
Omnicom Group, Inc., Call	7/19/2019	87.50	(2,800)	(229,460)	(3,016)	(700)
Omnicom Group, Inc., Call	7/19/2019	90.00	(2,800)	(229,460)	(1,607)	(630)
Omnicom Group, Inc., Call	8/16/2019	87.50	(3,000)	(245,850)	(1,611)	(2,100)
Oracle Corp., Call	8/16/2019	60.00	(6,300)	(358,911)	(1,998)	(2,173)
Oracle Corp., Call	9/20/2019	62.50	(6,300)	(358,911)	(2,439)	(2,930)
Outfront Media, Inc., Call	9/20/2019	30.00	(3,700)	(95,423)	(951)	(832)
PACCAR, Inc., Call	8/16/2019	75.00	(5,000)	(358,300)	(5,885)	(6,000)
PACCAR, Inc., Call	8/16/2019	77.50	(5,000)	(358,300)	(3,285)	(2,875)
Paychex, Inc., Call	9/20/2019	92.50	(2,700)	(222,183)	(1,401)	(405)
Paychex, Inc., Call	9/20/2019	90.00	(2,700)	(222,183)	(2,884)	(810)
Pfizer, Inc., Call	9/20/2019	47.00	(4,800)	(207,936)	(1,570)	(1,224)
Pfizer, Inc., Call	9/20/2019	46.00	(9,700)	(420,204)	(5,501)	(4,268)
Plains GP Holdings LP, Call	8/16/2019	27.00	(13,400)	(334,598)	(5,455)	(2,680)
PPL Corp., Call	7/19/2019	33.00	(7,700)	(238,777)	(1,120)	(385)
PPL Corp., Call	10/18/2019	34.00	(11,700)	(362,817)	(2,891)	(2,340)
Principal Financial Group, Inc., Call	7/19/2019	60.00	(4,800)	(278,016)	(1,330)	(2,160)
Principal Financial Group, Inc., Call	10/18/2019	65.00	(2,400)	(139,008)	(1,169)	(1,500)

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Prudential Financial, Inc., Call	9/20/2019	110.00	(4,500)	$(454,500)	$(2,822)	$(4,365)
PulteGroup, Inc., Call	7/19/2019	34.00	(7,400)	(233,988)	(1,755)	(592)
PulteGroup, Inc., Call	10/18/2019	35.00	(14,800)	(467,976)	(14,165)	(10,286)
QUALCOMM, Inc., Call	7/19/2019	77.50	(1,500)	(114,105)	(1,631)	(2,498)
QUALCOMM, Inc., Call	8/16/2019	80.00	(1,500)	(114,105)	(2,381)	(3,293)
QUALCOMM, Inc., Call	10/18/2019	80.00	(1,500)	(114,105)	(4,181)	(5,363)
Sinclair Broadcast Group, Inc., Call	9/20/2019	60.00	(6,800)	(364,684)	(13,852)	(13,770)
Southern Co. (The), Call	8/16/2019	55.00	(3,700)	(204,536)	(1,358)	(5,421)
Southwest Airlines Co., Call	9/20/2019	57.50	(6,800)	(345,304)	(4,060)	(3,400)
Southwest Airlines Co., Call	9/20/2019	55.00	(6,800)	(345,304)	(7,664)	(6,800)
Starbucks Corp., Call	7/19/2019	85.00	(2,800)	(234,724)	(468)	(2,464)
Starbucks Corp., Call	7/19/2019	87.50	(2,800)	(234,724)	(1,196)	(770)
Starbucks Corp., Call	8/16/2019	90.00	(2,800)	(234,724)	(2,204)	(1,820)
Texas Instruments, Inc., Call	7/19/2019	120.00	(800)	(91,808)	(454)	(796)
Texas Instruments, Inc., Call	10/18/2019	125.00	(800)	(91,808)	(1,582)	(1,928)
Texas Instruments, Inc., Call	10/18/2019	120.00	(800)	(91,808)	(2,734)	(3,260)
Thermo Fisher Scientific, Inc., Call	7/19/2019	300.00	(1,200)	(352,416)	(5,120)	(3,360)
Thermo Fisher Scientific, Inc., Call	9/20/2019	320.00	(500)	(146,840)	(1,833)	(1,537)
Thermo Fisher Scientific, Inc., Call	9/20/2019	310.00	(600)	(176,208)	(4,000)	(3,390)
United Parcel Service, Inc., Call	8/16/2019	110.00	(1,600)	(165,232)	(763)	(1,904)
United Parcel Service, Inc., Call	9/20/2019	115.00	(1,600)	(165,232)	(459)	(1,192)
UnitedHealth Group, Inc., Call	7/19/2019	260.00	(1,900)	(463,619)	(4,706)	(2,128)
UnitedHealth Group, Inc., Call	9/20/2019	260.00	(900)	(219,609)	(6,364)	(3,758)
Verizon Communications, Inc., Call	9/20/2019	62.50	(5,400)	(308,502)	(5,924)	(1,485)
Verizon Communications, Inc., Call	9/20/2019	60.00	(2,700)	(154,251)	(2,935)	(1,890)
Visa, Inc., Call	7/19/2019	180.00	(1,300)	(225,615)	(880)	(572)
Visa, Inc., Call	9/20/2019	185.00	(1,300)	(225,615)	(2,557)	(2,366)
Walgreens Boots Alliance, Inc., Call	7/19/2019	57.50	(13,500)	(738,045)	(7,026)	(3,038)
Waste Management, Inc., Call	10/18/2019	125.00	(1,300)	(149,981)	(1,790)	(1,397)

Total					$(445,559)	$(516,500)

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(†††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $17,672,517 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(f)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	$627,000	$627,000	Less than 0.1%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	854,560	767,360	Less than 0.1%
Bellatrix Exploration Ltd.	6/04/2019	439,289	42,708	Less than 0.1%
ECAF I Blocker Ltd.	6/18/2015	9,000,000	7,776,000	0.5%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,190,580	1,748,083	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	912,920	456,551	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	—	—

(g)	Illiquid security.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $2,075,638 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2019, interest payments were made in cash.
(m)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(n)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $587,726,140 or 36.7% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

At June 30, 2019, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	6,100,000 EUR	$(2,783)	$(125,652)	$(122,869)
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000 EUR	36,395	(109,478)	(145,873)

Total						$(235,130)	$(268,742)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/10/2019	ARS	B	36,440,000	$784,123	$847,074	$62,951
Bank of America, N.A.	7/10/2019	ARS	S	36,440,000	828,558	847,074	(18,516)
Bank of America, N.A.	7/17/2019	BRL	B	1,255,000	327,334	326,378	(956)
Bank of America, N.A.	7/17/2019	BRL	S	1,255,000	326,381	326,378	3
Bank of America, N.A.	7/18/2019	CAD	S	3,020,000	2,262,353	2,307,023	(44,670)
Bank of America, N.A.	7/08/2019	COP	B	1,065,915,000	321,475	331,630	10,155
Bank of America, N.A.	7/15/2019	COP	B	527,775,000	161,498	164,122	2,624
Bank of America, N.A.	7/22/2019	COP	B	1,058,865,000	323,861	329,087	5,226
Bank of America, N.A.	7/08/2019	COP	S	1,065,915,000	327,359	331,630	(4,271)
Bank of America, N.A.	7/15/2019	COP	S	527,775,000	162,018	164,122	(2,104)
Bank of America, N.A.	7/22/2019	COP	S	1,058,865,000	329,998	329,087	911
Bank of America, N.A.	7/08/2019	CZK	B	18,905,000	839,018	845,540	6,522
Bank of America, N.A.	7/08/2019	CZK	S	18,905,000	826,710	845,540	(18,830)
Bank of America, N.A.	7/10/2019	IDR	B	30,015,240,000	2,086,576	2,122,781	36,205
Bank of America, N.A.	7/10/2019	IDR	S	30,015,240,000	2,121,518	2,122,781	(1,263)
Bank of America, N.A.	7/08/2019	INR	B	149,055,000	2,125,107	2,157,615	32,508
Bank of America, N.A.	7/08/2019	INR	S	149,055,000	2,139,342	2,157,615	(18,273)
Bank of America, N.A.	7/08/2019	KRW	B	962,390,000	826,512	833,645	7,133
Bank of America, N.A.	7/08/2019	KRW	S	962,390,000	814,997	833,645	(18,648)
Bank of America, N.A.	7/15/2019	NOK	B	98,105,000	11,552,148	11,505,603	(46,545)
Bank of America, N.A.	7/08/2019	PEN	B	4,900,000	1,449,147	1,487,766	38,619
Bank of America, N.A.	7/08/2019	PEN	S	4,900,000	1,460,942	1,487,766	(26,824)
Bank of America, N.A.	7/03/2019	PHP	B	67,420,000	1,292,686	1,315,857	23,171
Bank of America, N.A.	7/03/2019	PHP	S	67,420,000	1,309,330	1,315,857	(6,527)
Barclays Bank PLC	7/15/2019	CAD	B	645,000	481,972	492,691	10,719
Barclays Bank PLC	7/15/2019	CAD	S	645,000	485,787	492,691	(6,904)
Barclays Bank PLC	7/08/2019	EUR	B	2,795,000	3,148,947	3,179,824	30,877
Barclays Bank PLC	7/08/2019	EUR	S	2,795,000	3,170,089	3,179,824	(9,735)
Barclays Bank PLC	7/08/2019	GBP	B	2,175,000	2,767,986	2,762,997	(4,989)
Barclays Bank PLC	7/08/2019	GBP	S	2,050,000	2,607,538	2,604,204	3,334
Barclays Bank PLC	7/08/2019	GBP	S	125,000	156,934	158,793	(1,859)
Barclays Bank PLC	7/10/2019	JPY	B	158,420,000	1,466,886	1,470,327	3,441
Barclays Bank PLC	7/10/2019	JPY	S	158,420,000	1,475,569	1,470,327	5,242
Barclays Bank PLC	8/23/2019	PLN	B	28,780,000	7,470,063	7,718,023	247,960
Barclays Bank PLC	7/03/2019	TRY	B	8,455,000	1,422,704	1,458,550	35,846
Barclays Bank PLC	7/03/2019	TRY	S	8,455,000	1,442,508	1,458,550	(16,042)
Citibank N.A.	7/08/2019	SEK	B	6,160,000	657,664	663,659	5,995
Citibank N.A.	7/08/2019	SEK	S	6,160,000	653,421	663,658	(10,237)
Citibank N.A.	8/15/2019	SGD	S	45,150,000	32,988,712	33,395,202	(406,490)
Credit Suisse International	7/02/2019	COP	B	18,400,000,000	5,791,627	5,725,844	(65,783)
Credit Suisse International	7/02/2019	COP	S	18,400,000,000	5,447,978	5,725,844	(277,866)
Credit Suisse International	10/02/2019	COP	S	18,400,000,000	5,758,818	5,694,714	64,104
Deutsche Bank AG	7/31/2019	EUR	S	2,000,000	2,246,510	2,279,666	(33,156)
Deutsche Bank AG	7/31/2019	GBP	S	5,095,000	6,609,896	6,479,833	130,063

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	7/10/2019	ARS	B	13,740,000	$292,589	$319,396	$26,807
Morgan Stanley Capital Services, Inc.	7/10/2019	ARS	S	13,740,000	314,416	319,396	(4,980)
Morgan Stanley Capital Services, Inc.	7/08/2019	CLP	B	908,130,000	1,321,300	1,340,259	18,959
Morgan Stanley Capital Services, Inc.	7/08/2019	CLP	S	908,130,000	1,290,395	1,340,259	(49,864)
Morgan Stanley Capital Services, Inc.	7/10/2019	CNY	B	3,350,000	485,994	487,763	1,769
Morgan Stanley Capital Services, Inc.	7/22/2019	CNY	B	1,110,000	161,279	161,619	340
Morgan Stanley Capital Services, Inc.	7/10/2019	CNY	S	3,350,000	485,331	487,762	(2,431)
Morgan Stanley Capital Services, Inc.	7/22/2019	CNY	S	1,110,000	161,674	161,618	56
Morgan Stanley Capital Services, Inc.	9/30/2019	GBP	S	1,225,000	1,559,829	1,561,824	(1,995)
Morgan Stanley Capital Services, Inc.	7/08/2019	MXN	B	6,400,000	333,446	333,117	(329)
Morgan Stanley Capital Services, Inc.	7/08/2019	MXN	S	6,400,000	324,807	333,117	(8,310)
Morgan Stanley Capital Services, Inc.	7/08/2019	MYR	B	2,045,000	492,761	494,822	2,061
Morgan Stanley Capital Services, Inc.	7/15/2019	MYR	B	47,200,000	11,473,019	11,419,689	(53,330)
Morgan Stanley Capital Services, Inc.	7/22/2019	MYR	B	1,345,000	323,511	325,379	1,868
Morgan Stanley Capital Services, Inc.	7/08/2019	MYR	S	2,045,000	487,305	494,822	(7,517)
Morgan Stanley Capital Services, Inc.	7/22/2019	MYR	S	1,345,000	324,562	325,379	(817)
Morgan Stanley Capital Services, Inc.	7/31/2019	ZAR	S	361,810,000	24,956,544	25,595,813	(639,269)
UBS AG	7/08/2019	CHF	B	3,705,000	3,792,551	3,797,529	4,978
UBS AG	7/08/2019	CHF	S	3,705,000	3,737,227	3,797,530	(60,303)
UBS AG	7/15/2019	HUF	B	2,146,330,000	7,563,599	7,560,867	(2,732)
UBS AG	7/15/2019	HUF	S	233,230,000	824,668	821,598	3,070
UBS AG	7/15/2019	HUF	S	233,230,000	816,468	821,598	(5,130)
UBS AG	7/08/2019	NOK	B	17,815,000	2,049,999	2,088,823	38,824
UBS AG	7/08/2019	NOK	B	38,320,000	4,495,146	4,493,050	(2,096)
UBS AG	7/08/2019	NOK	S	56,135,000	6,453,159	6,581,873	(128,714)

Total							$(1,145,964)

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/20/2019	217	$31,748,747	$31,944,570	$(195,823)
Ultra 10 Year U.S. Treasury Note	9/19/2019	337	46,552,720	46,548,125	4,595
Ultra Long U.S. Treasury Bond	9/19/2019	121	21,493,803	21,485,063	8,740

Total					$(182,488)

Industry Summary at June 30, 2019 (Unaudited)

ABS Car Loan	11.6%
ABS Home Equity	8.8
Banking	7.0
ABS Other	5.0
Automotive	4.7
Technology	3.6
ABS Credit Card	3.4
Pharmaceuticals	2.6
Life Insurance	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.1
Healthcare	2.0
Independent Energy	2.0
Other Investments, less than 2% each	32.0
Short-Term Investments	14.0
Collateralized Loan Obligations	2.0
Exchange-Traded Funds	0.5

Total Investments	103.6
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	(3.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Air Freight & Logistics — 2.1%
274,631	Expeditors International of Washington, Inc.	$20,833,508

	Airlines — 1.0%
298,100	American Airlines Group, Inc.	9,721,041

	Automobiles — 2.8%
1,015,200	Fiat Chrysler Automobiles NV	14,030,064
348,600	General Motors Co.	13,431,558

		27,461,622

	Banks — 5.4%
665,470	Bank of America Corp.	19,298,630
314,000	Citigroup, Inc.	21,989,420
255,800	Wells Fargo & Co.	12,104,456

		53,392,506

	Beverages — 3.5%
172,146	Coca-Cola Co. (The)	8,765,674
403,108	Monster Beverage Corp.(a)	25,730,384

		34,496,058

	Biotechnology — 4.4%
30,151	Amgen, Inc.	5,556,226
109,667	BioMarin Pharmaceutical, Inc.(a)	9,392,979
92,865	Regeneron Pharmaceuticals, Inc.(a)	29,066,745

		44,015,950

	Capital Markets — 6.5%
345,000	Charles Schwab Corp. (The)	13,865,550
38,311	FactSet Research Systems, Inc.	10,978,400
58,291	MSCI, Inc.	13,919,308
235,705	SEI Investments Co.	13,223,051
223,200	State Street Corp.	12,512,592

		64,498,901

	Communications Equipment — 1.5%
273,605	Cisco Systems, Inc.	14,974,402

	Consumer Finance — 2.6%
58,328	American Express Co.	7,200,008
206,800	Capital One Financial Corp.	18,765,032

		25,965,040

	Electronic Equipment, Instruments & Components — 1.7%
174,200	TE Connectivity Ltd.	16,684,876

	Energy Equipment & Services — 0.8%
209,998	Schlumberger Ltd.	8,345,321

	Entertainment — 2.1%
58,390	Netflix, Inc.(a)	21,447,815

	Food Products — 1.1%
653,239	Danone S.A., Sponsored ADR	11,059,336

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.1%
14,503	Alcon, Inc.(a)	$899,911
70,995	Varian Medical Systems, Inc.(a)	9,664,549

		10,564,460

	Health Care Providers & Services — 1.2%
219,500	CVS Health Corp.	11,960,555

	Health Care Technology — 1.5%
203,011	Cerner Corp.	14,880,706

	Hotels, Restaurants & Leisure — 5.5%
100,200	Hilton Worldwide Holdings, Inc.	9,793,548
209,460	Starbucks Corp.	17,559,032
397,219	Yum China Holdings, Inc.	18,351,518
84,028	Yum! Brands, Inc.	9,299,378

		55,003,476

	Household Products — 1.8%
115,523	Colgate-Palmolive Co.	8,279,534
88,182	Procter & Gamble Co. (The)	9,669,156

		17,948,690

	Industrial Conglomerates — 1.6%
1,532,750	General Electric Co.	16,093,875

	Insurance — 1.5%
275,655	American International Group, Inc.	14,686,898

	Interactive Media & Services — 9.0%
30,504	Alphabet, Inc., Class A(a)	33,029,731
10,449	Alphabet, Inc., Class C(a)	11,294,429
235,903	Facebook, Inc., Class A(a)	45,529,279

		89,853,439

	Internet & Direct Marketing Retail — 8.6%
170,955	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,968,325
20,207	Amazon.com, Inc.(a)	38,264,581
7,100	Booking Holdings, Inc.(a)	13,310,441
436,600	Qurate Retail, Inc., Class A(a)	5,409,474

		85,952,821

	IT Services — 5.6%
35,056	Automatic Data Processing, Inc.	5,795,808
41,800	MasterCard, Inc., Class A	11,057,354
226,183	Visa, Inc., Class A	39,254,060

		56,107,222

	Machinery — 2.1%
63,100	Caterpillar, Inc.	8,599,899
77,604	Deere & Co.	12,859,759

		21,459,658

	Media — 3.3%
43,145	Charter Communications, Inc., Class A(a)	17,050,041

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Media — continued
383,800	Comcast Corp., Class A	$16,227,064

		33,277,105

	Oil, Gas & Consumable Fuels — 1.7%
384,300	Apache Corp.	11,133,171
61,300	Concho Resources, Inc.	6,324,934

		17,458,105

	Pharmaceuticals — 2.4%
48,809	Merck & Co., Inc.	4,092,635
72,530	Novartis AG, Sponsored ADR	6,622,714
261,394	Novo Nordisk AS, Sponsored ADR	13,341,550

		24,056,899

	Semiconductors & Semiconductor Equipment — 5.2%
240,830	Intel Corp.	11,528,532
81,130	NVIDIA Corp.	13,323,980
211,122	QUALCOMM, Inc.	16,060,051
94,165	Texas Instruments, Inc.	10,806,375

		51,718,938

	Software — 6.7%
150,871	Autodesk, Inc.(a)	24,576,886
102,536	Microsoft Corp.	13,735,722
506,277	Oracle Corp.	28,842,601

		67,155,209

	Technology Hardware, Storage & Peripherals — 1.7%
84,490	Apple, Inc.	16,722,261

	Textiles, Apparel & Luxury Goods — 1.6%
633,561	Under Armour, Inc., Class A(a)	16,060,771

	Total Common Stocks (Identified Cost $724,065,912)	973,857,464

Principal Amount
Short-Term Investments — 2.2%
$21,561,436	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $21,564,131 on 7/01/2019 collateralized by $21,210,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $21,996,085 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $21,561,436)	21,561,436

	Total Investments — 99.8% (Identified Cost $745,627,348)	995,418,900
	Other assets less liabilities — 0.2%	2,002,995

	Net Assets — 100.0%	$997,421,895

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2019 (Unaudited)

Interactive Media & Services	9.0%
Internet & Direct Marketing Retail	8.6
Software	6.7
Capital Markets	6.5
IT Services	5.6
Hotels, Restaurants & Leisure	5.5
Banks	5.4
Semiconductors & Semiconductor Equipment	5.2
Biotechnology	4.4
Beverages	3.5
Media	3.3
Automobiles	2.8
Consumer Finance	2.6
Pharmaceuticals	2.4
Machinery	2.1
Entertainment	2.1
Air Freight & Logistics	2.1
Other Investments, less than 2% each	19.8
Short-Term Investments	2.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$1,690,421,632	$745,627,348
Net unrealized appreciation (depreciation)	(32,270,343)	249,791,552

Investments at value	1,658,151,289	995,418,900
Cash	417,491	143
Due from brokers (Note 2)	14,361,080	—
Foreign currency at value (identified cost $840,354 and $0, respectively)	874,738	—
Receivable for Fund shares sold	2,478,536	381,905
Receivable for securities sold	282,270,300	4,189,858
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	850,000	—
Dividends and interest receivable	9,429,896	451,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	862,341	—
Tax reclaims receivable	21,253	297,119
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	36,395	—
Prepaid expenses (Note 8)	185	116

TOTAL ASSETS	1,969,753,504	1,000,739,849

LIABILITIES
Options written, at value (premiums received $445,559 and $0, respectively) (Note 2)	516,500	—
Payable for securities purchased	362,510,376	466,073
Unrealized depreciation on bilateral swap agreements (Note 2)	268,742	—
Payable for Fund shares redeemed	1,740,006	1,676,378
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,008,305	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	2,783	—
Foreign taxes payable (Note 2)	2,910	—
Due to brokers (Note 2)	850,000	—
Payable for variation margin on futures contracts (Note 2)	132,149	—
Fees payable on swap agreements (Note 2)	6,047	—
Management fees payable (Note 6)	781,055	608,501
Deferred Trustees’ fees (Note 6)	142,086	372,316
Administrative fees payable (Note 6)	55,650	34,942
Payable to distributor (Note 6d)	9,820	5,858
Other accounts payable and accrued expenses	135,848	153,886

TOTAL LIABILITIES	369,162,277	3,317,954

NET ASSETS	$1,600,591,227	$997,421,895

NET ASSETS CONSIST OF:
Paid-in capital	$1,691,609,803	$707,315,285
Accumulated earnings (loss)	(91,018,576)	290,106,610

NET ASSETS	$1,600,591,227	$997,421,895

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$64,993,261	$608,253,042

Shares of beneficial interest	6,649,323	16,772,499

Net asset value and redemption price per share	$9.77	$36.26

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.20	$38.47

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$21,718,431	$84,601,747

Shares of beneficial interest	2,229,482	3,607,079

Net asset value and offering price per share	$9.74	$23.45

Class N shares:
Net assets	$283,634,195	$1,594

Shares of beneficial interest	29,070,600	37

Net asset value, offering and redemption price per share	$9.76	$42.80	*

Class Y shares:
Net assets	$1,230,245,340	$304,565,512

Shares of beneficial interest	126,146,309	7,125,493

Net asset value, offering and redemption price per share	$9.75	$42.74

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$1,020,853	$8,941,638 (a)
Non-cash dividends (Note 2b)	—	816,007
Interest	32,646,823	136,541
Less net foreign taxes withheld	(19,713)	(109,910)

	33,647,963	9,784,276

Expenses
Management fees (Note 6)	4,687,670	3,720,218
Service and distribution fees (Note 6)	193,095	1,162,323
Administrative fees (Note 6)	353,557	220,326
Trustees’ fees and expenses (Note 6)	37,070	28,608
Transfer agent fees and expenses (Notes 6 and 7)	428,861	406,194
Audit and tax services fees	42,483	21,043
Custodian fees and expenses	42,465	16,630
Legal fees (Note 8)	27,753	17,246
Registration fees	58,255	71,464
Shareholder reporting expenses	22,644	42,202
Miscellaneous expenses (Note 8)	33,333	30,062

Total expenses	5,927,186	5,736,316
Less waiver and/or expense reimbursement (Note 6)	(8,607)	(5,314)

Net expenses	5,918,579	5,731,002

Net investment income	27,729,384	4,053,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(4,935,754)	37,483,676
Futures contracts	(8,227,420)	—
Options written	(210,911)	—
Swap agreements	4,729,955	—
Forward foreign currency contracts (Note 2d)	(724,784)	—
Foreign currency transactions (Note 2c)	(314,754)	—
Net change in unrealized appreciation (depreciation) on:
Investments	39,952,769	139,255,868
Futures contracts	(539,434)	—
Options written	(172,796)	—
Swap agreements	(6,090,100)	—
Forward foreign currency contracts (Note 2d)	(1,020,229)	—
Foreign currency translations (Note 2c)	191,869	—

Net realized and unrealized gain on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	22,638,411	176,739,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,367,795	$180,792,818

(a)	Includes a non-recurring dividend of $1,569,910.

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets

	Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$27,729,384	$45,919,105
Net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	(9,683,668)	10,761,528
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	32,322,079	(53,347,336)

Net increase in net assets resulting from operations	50,367,795	3,333,297

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(918,352)	(974,914)
Class C	(239,890)	(700,709)
Class N	(4,402,042)	(9,315,262)
Class Y	(19,550,723)	(38,722,335)

Total distributions	(25,111,007)	(49,713,220)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	70,375,222	398,742,039

Net increase in net assets	95,632,010	352,362,116
NET ASSETS
Beginning of the period	1,504,959,217	1,152,597,101

End of the period	$1,600,591,227	$1,504,959,217

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,053,274	$2,195,963
Net realized gain on investments	37,483,676	99,574,323
Net change in unrealized appreciation (depreciation) on investments	139,255,868	(167,182,286)

Net increase (decrease) in net assets resulting from operations	180,792,818	(65,412,000)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,926,769)	(55,296,627)
Class C	(3,698,685)	(12,571,844)
Class N	(35)	(100)
Class Y	(7,824,961)	(27,216,994)

Total distributions	(28,450,450)	(95,085,565)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(53,624,303)	57,246,243

Net increase (decrease) in net assets	98,718,065	(103,251,322)
NET ASSETS
Beginning of the period	898,703,830	1,001,955,152

End of the period	$997,421,895	$898,703,830

See accompanying notes to financial statements.

55  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.62		$9.92		$9.86		$9.45	$9.96	$10.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.33		0.32		0.30	0.26	0.29	(b)
Net realized and unrealized gain (loss)	0.13		(0.30)		(0.01)		0.31	(0.42)	(0.07)

Total from Investment Operations	0.29		0.03		0.31		0.61	(0.16)	0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.33)		(0.25)		(0.20)	(0.35)	(0.32)

Net asset value, end of the period	$9.77		$9.62		$9.92		$9.86	$9.45	$9.96

Total return(c)	3.04	%(d)	0.39%		3.22	%(e)	6.57%	(1.68)%	2.24	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$64,993		$36,528		$28,020		$67,746	$116,055	$104,056
Net expenses	0.98	%(f)	1.00	%(g)	1.05	%(h)(i)	1.10%	1.10%	1.10%
Gross expenses	0.98	%(f)	1.00	%(g)	1.06%		1.10%	1.10%	1.10%
Net investment income	3.27	%(f)	3.29%		3.26%		3.14%	2.66%	2.90	%(b)
Portfolio turnover rate	219%		379	%(j)	178	%(k)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.58		$9.88		$9.82		$9.42	$9.93	$10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26		0.25		0.23	0.19	0.21	(b)
Net realized and unrealized gain (loss)	0.14		(0.31)		0.00	(c)(d)	0.30	(0.43)	(0.06)

Total from Investment Operations	0.26		(0.05)		0.25		0.53	(0.24)	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.25)		(0.19)		(0.13)	(0.27)	(0.25)

Net asset value, end of the period	$9.74		$9.58		$9.88		$9.82	$9.42	$9.93

Total return(e)	2.75	%(f)	(0.42)%		2.53%		5.70%	(2.44)%	1.47	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,718		$26,883		$33,759		$45,674	$62,453	$71,215
Net expenses	1.73	%(g)	1.75	%(h)	1.81	%(i)	1.85%	1.85%	1.85%
Gross expenses	1.73	%(g)	1.75	%(h)	1.81%		1.85%	1.85%	1.85%
Net investment income	2.48	%(g)	2.61%		2.52%		2.40%	1.91%	2.13	%(b)
Portfolio turnover rate	219%		379	%(j)	178	%(k)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.60		$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.34		0.25
Net realized and unrealized gain (loss)	0.15		(0.28)		(0.04)

Total from Investment Operations	0.32		0.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.36)		(0.21)

Net asset value, end of the period	$9.76		$9.60		$9.90

Total return	3.30	%(b)	0.68%		2.11	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$283,634		$255,226		$59,282
Net expenses	0.67	%(d)	0.70	%(e)	0.70	%(d)(f)(g)
Gross expenses	0.67	%(d)	0.70	%(e)	0.72	%(d)
Net investment income	3.56	%(d)	3.44%		3.83	%(d)
Portfolio turnover rate	219%		379	%(h)	178	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.59		$9.90		$9.85		$9.44	$9.95	$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35		0.35		0.32	0.29	0.31	(b)
Net realized and unrealized gain (loss)	0.14		(0.31)		(0.01)		0.32	(0.43)	(0.06)

Total from Investment Operations	0.31		0.04		0.34		0.64	(0.14)	0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.35)		(0.29)		(0.23)	(0.37)	(0.35)

Net asset value, end of the period	$9.75		$9.59		$9.90		$9.85	$9.44	$9.95

Total return	3.27	%(c)	0.53%		3.48	%(d)	6.86%	(1.43)%	2.52	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,230,245		$1,186,322		$1,031,537		$1,083,527	$1,183,723	$1,188,605
Net expenses	0.73	%(e)	0.75	%(f)	0.80	%(g)(h)	0.85%	0.85%	0.85%
Gross expenses	0.73	%(e)	0.75	%(f)	0.81%		0.85%	0.85%	0.85%
Net investment income	3.50	%(e)	3.51%		3.53%		3.39%	2.91%	3.10	%(b)
Portfolio turnover rate	219%		379	%(i)	178	%(j)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$31.00		$36.90	$30.27		$27.60		$27.40		$33.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.08	0.06		0.12		0.06		0.02
Net realized and unrealized gain (loss)	6.12		(2.51)	7.88		3.12		1.55		4.31

Total from Investment Operations	6.26		(2.43)	7.94		3.24		1.61		4.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.05)	(0.06)		(0.12)		—		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.47)	(1.31)		(0.57)		(1.41)		(10.00)

Net asset value, end of the period	$36.26		$31.00	$36.90		$30.27		$27.60		$27.40

Total return(d)	20.32	%(b)(e)	(6.48)%	26.28%		11.86%		5.86%		12.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$608,253		$523,665	$604,330		$472,436		$422,069		$400,678
Net expenses	1.17	%(f)	1.16%	1.21	%(g)	1.23	%(h)	1.25	%(i)	1.29	%(j)
Gross expenses	1.17	%(f)	1.16%	1.21%		1.23	%(h)	1.25%		1.29	%(j)
Net investment income	0.80	%(b)(f)	0.20%	0.16%		0.42%		0.21%		0.07%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(k)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been 20.16% and the ratio of net investment income to average net assets would have been 0.48%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(j)	Includes fee/expense recovery of 0.02%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$20.42		$25.73	$21.54		$19.86		$20.24		$26.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(b)	(0.14)	(0.14)		(0.07)		(0.11)		(0.19)
Net realized and unrealized gain (loss)	4.02		(1.75)	5.58		2.22		1.14		3.51

Total from Investment Operations	4.03		(1.89)	5.44		2.15		1.03		3.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	(0.02)		—		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.42)	(1.25)		(0.47)		(1.41)		(10.00)

Net asset value, end of the period	$23.45		$20.42	$25.73		$21.54		$19.86		$20.24

Total return(d)	19.86	%(b)(e)	(7.18)%	25.35%		11.02%		5.06%		12.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,602		$78,783	$112,615		$72,768		$61,864		$53,925
Net expenses	1.92	%(f)	1.91%	1.96	%(g)	1.98	%(h)	2.00	%(i)	2.04	%(j)
Gross expenses	1.92	%(f)	1.91%	1.96%		1.98	%(h)	2.00%		2.04	%(j)
Net investment income (loss)	0.05	%(b)(f)	(0.54)%	(0.59)%		(0.33)%		(0.54)%		(0.68)%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(k)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.03), total return would have been 19.72% and the ratio of net investment income to average net assets would have been (0.27)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(j)	Includes fee/expense recovery of 0.01%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	(b)	0.25	0.12
Net realized and unrealized gain (loss)	7.20		(2.91)	6.20

Total from Investment Operations	7.43		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.18)	(0.16)
Net realized capital gains	(1.00)		(3.42)	(1.15)

Total Distributions	(1.00)		(3.60)	(1.31)

Net asset value, end of the period	$42.80		$36.37	$42.63

Total return(d)	20.54	%(b)(e)	(6.11)%	16.78	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2		$1	$1
Net expenses(f)	0.84	%(g)	0.76%	0.78	%(g)(h)
Gross expenses	12.17	%(g)	13.35%	13.41	%(g)
Net investment income	1.14	%(b)(g)	0.56%	0.44	%(g)
Portfolio turnover rate	7%		23%	17	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 20.34% and the ratio of net investment income to average net assets would have been 0.84%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$36.33		$42.61	$34.77		$31.61		$31.18		$36.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	(b)	0.20	0.16		0.21		0.15		0.12
Net realized and unrealized gain (loss)	7.20		(2.92)	9.07		3.59		1.76		4.74

Total from Investment Operations	7.41		(2.72)	9.23		3.80		1.91		4.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.14)	(0.14)		(0.19)		(0.07)		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.56)	(1.39)		(0.64)		(1.48)		(10.00)

Net asset value, end of the period	$42.74		$36.33	$42.61		$34.77		$31.61		$31.18

Total return	20.47	%(b)(d)	(6.24)%	26.60%		12.13%		6.11%		13.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$304,566		$296,255	$285,008		$143,231		$70,643		$37,636
Net expenses	0.92	%(e)	0.91%	0.95	%(f)	0.98	%(g)	1.00	%(h)	1.05	%(i)
Gross expenses	0.92	%(e)	0.91%	0.95%		0.98	%(g)	1.00%		1.05	%(i)
Net investment income	1.05	%(b)(e)	0.45%	0.40%		0.63%		0.46%		0.32%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(j)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 20.31% and the ratio of net investment income to average net assets would have been 0.74%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

63  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

The U.S. Equity Opportunities Fund is a diversified investment company and the Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Strategic Alpha Fund and 5.75% for U.S. Equity Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  64

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued

65  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

|  66

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Strategic Alpha Fund	$2,075,638	0.1%	$17,672,517	1.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

67  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2019, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$1,927,458

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a

|  68

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as

69  |

Notes to Financial Statements (continued)

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realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

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Notes to Financial Statements (continued)

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OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

There were no swaptions held by the Funds as of June 30, 2019.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

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The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options and as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30,

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Notes to Financial Statements (continued)

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2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, controlled foreign corporations, defaulted and/or non-income producing securities, deferred Trustees’ fees, swap adjustments, foreign currency gains and losses, convertible bond adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, convertible bond adjustments, forward foreign currency contract mark-to-market, straddle loss deferrals and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined

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annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Strategic Alpha Fund	$49,713,220	$—	$49,713,220
U.S. Equity Opportunities Fund	7,917,360	87,168,205	95,085,565

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018 capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$(36,014,163)	$—
Long-term:
No expiration date	(4,070,186)	—

Total capital loss carryforward	$(40,084,349)	$—

Late-year ordinary and post-October capital loss deferrals*	$(578,810)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)

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As of June 30, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Unrealized appreciation (depreciation)
Investments	$(7,149,983)	$249,791,552
Foreign currency translations	(27,213,988)	—

Total unrealized appreciation (depreciation)	$(34,363,971)	$249,791,552

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Federal tax cost	$1,690,877,283	$745,627,348

Gross tax appreciation	$33,606,344	$301,112,993
Gross tax depreciation	(68,000,473)	(51,321,441)

Net tax appreciation (depreciation)	$(34,394,129)	$249,791,552

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

l.  Senior Loans.  Strategic Alpha Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

m.  Loan Participations.  Strategic Alpha Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has

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the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations.  Strategic Alpha Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

o.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

p.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the

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Notes to Financial Statements (continued)

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security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2019.

q.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

r.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other

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extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, the Funds did not loan securities under this agreement.

s.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of June 30, 2019, the Funds did not have any unfunded loan commitments.

t.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Non-Convertible Bonds
ABS Home Equity	$—	$135,276,741	$6,254,815	(b)	$141,531,556
ABS Other	—	69,686,215	5,719,348	(c)(d)	75,405,563
ABS Student Loan	—	4,969,414	3,826,851	(e)	8,796,265
Independent Energy	—	24,989,861	627,000	(b)(d)	25,616,861
Oil Field Services	—	2,372,962	767,360	(b)	3,140,322
All Other Non-Convertible Bonds(a)	—	963,476,760	—		963,476,760

Total Non-Convertible Bonds	—	1,200,771,953	17,195,374		1,217,967,327

Convertible Bonds(a)	—	16,403,403	—		16,403,403

Total Bonds and Notes	—	1,217,175,356	17,195,374		1,234,370,730

Senior Loans(a)	—	84,859,315	—		84,859,315
Collateralized Loan Obligations	—	31,630,472	—		31,630,472
Loan Participations(a)	—	—	5,189,236	(e)	5,189,236
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,224,124	—		4,224,124
Midstream	123,437	819,749	—		943,186
Non-Convertible Preferred Stocks(a)	—	4,136,960	—		4,136,960

Total Preferred Stocks	123,437	9,180,833	—		9,304,270

Common Stocks
Oil, Gas & Consumable Fuels	3,818,834	—	42,708	(b)	3,861,542
All Other Common Stocks(a)	49,436,986	—	—		49,436,986

Total Common Stocks	53,255,820	—	42,708		53,298,528

Exchange-Traded Funds	7,755,585	—	—		7,755,585
Other Investments(a)	—	—	7,776,000	(f)	7,776,000
Short-Term Investments	—	223,967,153	—		223,967,153

Total Investments	$61,134,842	$1,566,813,129	$30,203,318		$1,658,151,289

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Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$862,341	$—	$862,341
Futures Contracts (unrealized appreciation)	13,335	—	—	13,335

Total	$61,148,177	$1,567,675,470	$30,203,318	$1,659,026,965

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(516,500)	$—	$—	$(516,500)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(268,742)	—	(268,742)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(2,008,305)	—	(2,008,305)
Futures Contracts (unrealized depreciation)	(195,823)	—	—	(195,823)

Total	$(712,323)	$(2,277,047)	$—	$(2,989,370)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)

Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($1,748,083) or fair valued by the Fund’s adviser ($456,551) or valued using broker-dealer bid prices ($3,514,714).

(d)	Includes securities fair valued at zero using level 3 inputs.
(e)	Valued using broker-dealer bid prices.
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$973,857,464	$—	$—	$973,857,464
Short-Term Investments	—	21,561,436	—	21,561,436

Total	$973,857,464	$21,561,436	$—	$995,418,900

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or June 30, 2019:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1		$—	$21,722	$10,233	$2,284,999
ABS Other	4,468,825		—	—	72,661	3,572,373
ABS Student Loan	4,307,138		—	559	(846)	—
Independent Energy	—	(a)	100,378	—	(100,378)	627,000
Oil Field Services	—		252	—	(87,452)	854,560
Loan Participations	6,733,310		215	(10,268)	96,255	—
Common Stocks
Oil, Gas & Consumable Fuels	—		—	—	(396,581)	439,289
Other Investments
Aircraft ABS	7,790,625		—	—	(14,625)	—

Total	$23,299,899		$100,845	$12,013	$(420,733)	$7,778,221

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(634,924)	$4,572,784	$—	$6,254,815		$10,233
ABS Other	(28,376)	—	(2,366,135)	5,719,348		72,920
ABS Student Loan	(480,000)	—	—	3,826,851		(383)
Independent Energy	—	—	—	627,000	(a)	(100,378)
Oil Field Services	—	—	—	767,360		(87,452)
Loan Participations	(1,630,276)	—	—	5,189,236		43,285
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	42,708		(396,581)
Other Investments
Aircraft ABS	—	—	—	7,776,000		(14,625)

Total	$(2,773,576)	$4,572,784	$(2,366,135)	$30,203,318		$(472,981)

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $4,572,784 were transferred from Level 2 to Level 3 during the period ended June 30, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $2,366,135 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Strategic Alpha Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2019, the Fund used futures, forward foreign currency contracts, option contracts, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2019, the Fund engaged in interest rate swaps for hedging purposes.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2019, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2019, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2019, the Fund engaged in futures and option contracts for hedging purposes.

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets		Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts		$862,341	$—	$—	$862,341

Total over-the counter asset derivatives		$862,341	$—	$—	$862,341

Exchange-traded/cleared asset derivatives
Interest rate contracts		$—	$13,335	$—	$13,335

Total exchange-traded/cleared asset derivatives		$—	$13,335	$—	$13,335

Total asset derivatives		$862,341	$13,335	$—	$875,676

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(2,008,305)	$—	$—	$(2,008,305)
Credit contracts	—	—	—	(235,130)	(235,130)

Total over-the counter liability derivatives	$—	$(2,008,305)	$—	$(235,130)	$(2,243,435)

Exchange-traded/cleared liability derivatives
Equity contracts	$(516,500)	$—	$(195,823)	$—	$(712,323)

Total exchange-traded/cleared liability derivatives	$(516,500)	$—	$(195,823)	$—	$(712,323)

Total liability derivatives	$(516,500)	$(2,008,305)	$(195,823)	$(235,130)	$(2,955,758)

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Notes to Financial Statements (continued)

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[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$(4,725,759)	$—	$4,795,769	$—
Foreign exchange contracts	(346,401)	—	—	—	(724,784)
Credit contracts	—	—	—	(65,814)	—
Equity contracts	(821,890)	(3,501,661)	(210,911)	—	—

Total	$(1,168,291)	$(8,227,420)	$(210,911)	$4,729,955	$(724,784)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$(15,909)	$—	$(5,824,977)	$—
Foreign exchange contracts	276,968	—	—	—	(1,020,229)
Credit contracts	—	—	—	(265,123)	—
Equity contracts	—	(523,525)	(172,796)	—	—

Total	$276,968	$(539,434)	$(172,796)	$(6,090,100)	$(1,020,229)

[3]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	8.52%	11.86%	2.27%	43.47%
Highest Notional Amount Outstanding	12.36%	17.92%	3.83%	113.28%
Lowest Notional Amount Outstanding	6.61%	6.25%	0.87%	0.00%
Notional Amount Outstanding as of June 30, 2019	12.36%	6.25%	0.87%	0.00%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2019:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	0.10%	1.23%	2.09%	1.23%
Highest Market Value of Underlying Instruments	0.00%	2.69%	2.41%	2.69%
Lowest Market Value of Underlying Instruments	0.00%	0.00%	1.73%	0.00%
Market Value of Underlying Instruments as of June 30, 2019	0.00%	0.00%	2.23%	0.00%

*

Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

Amounts outstanding at the end of the prior period are included in the average amount outstanding.

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Notes to Financial Statements (continued)

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Over-the-counter derivatives, including forward foreign currency contracts and swap agreements are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$226,028	$(226,028)	$—	$—	$—
Barclays Bank PLC	337,419	(39,529)	297,890	(297,890)	—
Citibank N.A.	5,995	(5,995)	—	—	—
Credit Suisse International	64,104	(64,104)	—	—	—
Deutsche Bank AG	130,063	(33,156)	96,907	—	96,907
Morgan Stanley Capital Services, Inc.	51,860	(51,860)	—	—	—
UBS AG	46,872	(46,872)	—	—	—

	$862,341	$(467,544)	$394,797	$(297,890)	$96,907

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(333,079)	$226,028	$(107,051)	$—	$(107,051)
Barclays Bank PLC	(39,529)	39,529	—	—	—
Citibank N.A.	(416,727)	5,995	(410,732)	410,732	—
Credit Suisse International	(343,649)	64,104	(279,545)	279,545	—
Deutsche Bank AG	(33,156)	33,156	—	—	—
Morgan Stanley Capital Services, Inc.	(878,320)	51,860	(826,460)	751,080	(75,380)
UBS AG	(198,975)	46,872	(152,103)	152,103	—

	$(2,243,435)	$467,544	$(1,775,891)	$1,593,460	$(182,431)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s

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Notes to Financial Statements (continued)

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customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$18,614,528	$16,255,634

Net loss amount reflects cash received as collateral of $850,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Strategic Alpha Fund	$2,386,917,476	$2,387,482,969	$840,604,294	$697,101,700
U.S. Equity Opportunities Fund	—	—	70,083,135	160,735,521

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to U.S. Equity Opportunities Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for the Fund as listed below.

U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

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Notes to Financial Statements (continued)

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Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis. Harris is a wholly-owned subsidiary of Natixis.

Under the terms of the subadvisory agreement, the Fund has agreed to pay its subadvisers a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Segment’s average daily net assets:

Fund	Subadviser	Percentage of Average Daily Net Assets
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Loomis Sayles is the investment adviser to Strategic Alpha Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60% of the first $1.25 billion and 0.55% in excess of $1.25 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Strategic Alpha Fund	$4,687,670	0.59%
U.S. Equity Opportunities Fund	3,720,218	0.75%

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Strategic Alpha Fund	$73,744	$29,838	$89,513
U.S. Equity Opportunities Fund	737,283	106,260	318,780

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Strategic Alpha Fund	$353,557	$8,402	$345,155
U.S. Equity Opportunities Fund	220,326	5,238	215,088

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Strategic Alpha Fund	$412,896
U.S. Equity Opportunities Fund	244,314

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Strategic Alpha Fund	$9,820
U.S. Equity Opportunities Fund	5,858

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 were as follows:

Fund	Commissions
Strategic Alpha Fund	$1,261
U.S. Equity Opportunities Fund	18,376

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees

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Notes to Financial Statements (continued)

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receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the U.S. Equity Opportunities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above. Natixis Advisors had given a binding contractual undertaking to the Strategic Alpha Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Strategic Alpha Fund	205
U.S. Equity Opportunities Fund	76

h.  Affiliated Ownership.  As of June 30, 2019, the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Strategic Alpha Fund representing 0.16% of the Fund’s net assets. Natixis and affiliates held shares of U.S. Equity Opportunities Fund representing less than 0.01% of the Fund’s net assets.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	$19,290	$7,662	$318	$401,591
U.S. Equity Opportunities Fund	241,595	34,842	76	129,681

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,506,495	$34,083,805	1,902,859	$18,643,184
Issued in connection with the reinvestment of distributions	89,388	870,814	87,934	860,102
Redeemed	(744,176)	(7,256,417)	(1,018,074)	(10,074,904)

Net change	2,851,707	$27,698,202	972,719	$9,428,382

Class C
Issued from the sale of shares	62,881	$609,063	632,600	$6,161,447
Issued in connection with the reinvestment of distributions	15,708	152,310	51,094	498,519
Redeemed	(655,433)	(6,352,277)	(1,295,865)	(12,777,946)

Net change	(576,844)	$(5,590,904)	(612,171)	$(6,117,980)

Class N
Issued from the sale of shares	2,305,331	$22,419,868	22,029,860	$218,736,227
Issued in connection with the reinvestment of distributions	452,543	4,402,042	952,881	9,315,262
Redeemed	(275,868)	(2,684,563)	(2,385,120)	(23,546,282)

Net change	2,482,006	$24,137,347	20,597,621	$204,505,207

Class Y
Issued from the sale of shares	23,484,544	$228,418,771	60,785,713	$599,944,907
Issued in connection with the reinvestment of distributions	1,299,718	12,641,633	2,375,280	23,181,067
Redeemed	(22,282,042)	(216,929,827)	(43,762,727)	(432,199,544)

Net change	2,502,220	$24,130,577	19,398,266	$190,926,430

Increase from capital share transactions	7,259,089	$70,375,222	40,356,435	$398,742,039

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	752,423	$25,370,120	2,296,546	$86,556,990
Issued in connection with the reinvestment of distributions	451,049	16,007,700	1,653,093	51,341,261
Redeemed	(1,326,064)	(46,562,952)	(3,432,504)	(126,242,869)

Net change	(122,592)	$(5,185,132)	517,135	$11,655,382

Class C
Issued from the sale of shares	260,586	$5,926,569	1,030,778	$25,786,943
Issued in connection with the reinvestment of distributions	134,573	3,093,849	503,353	10,537,724
Redeemed	(645,783)	(14,749,326)	(2,053,605)	(52,913,322)

Net change	(250,624)	$(5,728,908)	(519,474)	$(16,588,655)

Class N
Issued from the sale of shares	6	$264	—	$—
Issued in connection with the reinvestment of distributions	1	35	3	100

Net change	7	$299	3	$100

Class Y
Issued from the sale of shares	1,198,307	$48,906,914	3,676,417	$160,325,492
Issued in connection with the reinvestment of distributions	156,754	6,553,873	628,147	22,760,558
Redeemed	(2,382,999)	(98,171,349)	(2,840,359)	(120,906,634)

Net change	(1,027,938)	$(42,710,562)	1,464,205	$62,179,416

Increase (decrease) from capital share transactions	(1,401,147)	$(53,624,303)	1,461,869	$57,246,243

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NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report	SP2019-32

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

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Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

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NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

The biographical information for Matthew J. Eagan, under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Matthew J. Eagan is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions

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on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2019